Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	ASML HOLDING NV
Entity Central Index Key	0000937966
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock Shares Outstanding	413,669,257

Consolidated Statements of Operations (EUR €) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Consolidated Statements of Operations [Abstract]
Net system sales	€ 4,883,913	[1]	€ 3,894,742	[1]	€ 1,174,858	[1]
Net service and field option sales	767,122	[1]	613,196		421,205
Total net sales	5,651,035	[1]	4,507,938	[1]	1,596,063	[1]
Cost of system sales	2,793,931	[1]	2,222,965		852,417
Cost of service and field option sales	407,714	[1]	329,803		285,254
Total cost of sales	3,201,645	[1]	2,552,768		1,137,671
Gross profit on sales	2,449,390	[1]	1,955,170		458,392
Research and development costs	590,270	[1]	523,426		466,761
Selling, general and administrative costs	217,904	[1]	181,045		154,756
Income (loss) from operations	1,641,216	[1]	1,250,699		(163,125)
Interest income	41,156	[1]	15,125		42,766
Interest expense	(33,737)	[1]	(23,301)		(51,191)
Income (loss) from before income taxes	1,648,635	[1]	1,242,523		(171,550)
(Provision for) benefit from income taxes	(181,675)	[1]	(220,703)		20,625
Net income (loss)	€ 1,466,960	[1]	€ 1,021,820		€ (150,925)
Basic net income (loss) per ordinary share	€ 3.45	[1]	€ 2.35		€ (0.35)
Diluted net income (loss) per ordinary share	€ 3.42	[1],[2]	€ 2.33	[2]	€ (0.35)	[2]
Number of ordinary shares used in computing per share amounts (in thousands)
Basic	425,618	[1]	435,146		432,615
Diluted	429,053	[1],[2]	438,974	[2]	432,615	[2]

[1]	As of January 1, 2011, ASML adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 of the consolidated financial statements.
[2]	The calculation of diluted net income (loss) per ordinary share assumes the exercise of options issued under ASML stock option plans and the issuance of shares under ASML share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income (loss) per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.

Consolidated Statements of Comprehensive Income (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income [Abstract]
Net income (loss)	€ 1,466,960	[1]	€ 1,021,820	€ (150,925)
Gain (loss) on foreign currency translation, net of taxes	(17,473)		22,286	(8,592)
Gain (loss) on derivative instruments, net of taxes	47,353		(1,221)	6,494
Comprehensive income (loss)	€ 1,496,840		€ 1,042,885	€ (153,023)

[1]	As of January 1, 2011, ASML adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 of the consolidated financial statements.

Consolidated Balance Sheets (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Assets
Cash and cash equivalents	€ 2,731,782		€ 1,949,834
Accounts receivable, net	880,627		1,123,534
Finance receivables, net	78,853		12,648
Current tax assets	32,105		12,678
Inventories, net	1,624,627		1,497,180
Deferred tax assets	120,720		134,429
Other assets	238,095		214,162
Total current assets	5,706,809		4,944,465
Finance receivables, net	0		28,905
Deferred tax assets	38,735		71,008
Other assets	307,251		235,712
Goodwill	146,044		141,286
Other intangible assets, net	8,366		13,651
Property, plant and equipment, net	1,053,610		745,331
Total non-current assets	1,554,006		1,235,893
Total assets	7,260,815		6,180,358
Liabilities and shareholders' equity
Accounts payable	444,269		555,397
Accrued and other liabilities	1,768,647		1,518,749
Current tax liabilities	14,999		61,197
Current portion of long-term debt	2,587	[1]	1,429	[1]
Provisions	2,326		2,250
Deferred and other tax liabilities	214		18,223
Total current liabilities	2,233,042		2,157,245
Long-term debt	733,781	[1]	708,631	[1]
Deferred and other tax liabilities	176,727		155,693
Provisions	10,012		11,811
Accrued and other liabilities	663,099	[2]	373,070	[2]
Total non-current liabilities	1,583,619		1,249,205
Total liabilities	3,816,661		3,406,450
Commitments and contingencies
Cumulative Preference Shares; EUR 0.09 nominal value; 700,000,000 shares authorized at December 31, 2011; Cumulative Preference Shares; EUR 0.02 nominal value; 3,150,005,000 shares authorized at December 31, 2010; none issued and outstanding at December 31, 2011 and 2010
Ordinary Shares; EUR 0.09 nominal value; 700,000,000 shares authorized; 413,669,257 issued and outstanding at December 31, 2011; 436,592,972 issued and outstanding at December 31, 2010	38,354		39,293
Share premium	473,043		471,253
Treasury shares at cost	(416,417)		(151,672)
Retained earnings	3,270,703		2,366,443
Accumulated other comprehensive income	78,471		48,591
Total shareholders' equity	3,444,154		2,773,908
Total liabilities and shareholders' equity	€ 7,260,815		€ 6,180,358

[1]	As of January 1, 2011 the current portion of long-term debt is presented as part of the current liabilities.The comparitive figures have been adjusted to reflect this change (EUR 1.4 million).
[2]	The main part of the long-term portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of high-volume EUV systems.

Consolidated Balance Sheets (Parenthetical) (EUR €) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Cumulative Preference Shares, nominal value	€ 0.09		€ 0.02
Cumulative Preference Shares, authorized (actual number of shares)	700,000,000		3,150,005,000
Cumulative Preference Shares, issued (actual number of shares)
Cumulative Preference Shares, outstanding (actual number of shares)
Ordinary Shares, nominal value	€ 0.09		€ 0.09
Ordinary Shares, authorized (actual number of shares)	700,000,000		700,000,000
Ordinary Shares, issued (actual number of shares)	413,669,257		436,592,972
Ordinary Shares, outstanding (actual number of shares)	413,669,257		436,592,972
Current portion of long-term debt	€ 2,587	[1]	€ 1,429	[1]

[1]	As of January 1, 2011 the current portion of long-term debt is presented as part of the current liabilities.The comparitive figures have been adjusted to reflect this change (EUR 1.4 million).

Consolidated Statements of Shareholders' Equity (EUR €) In Thousands, except Share data, unless otherwise specified		Total		Issued and outstanding shares		Share premium	Treasury shares at cost	Retained earnings	Accumulated other comprehensive income
Beginning Balance at Dec. 31, 2008		€ 1,988,769		€ 38,887		€ 474,765	€ (253,436)	€ 1,698,929	€ 29,624
Beginning Balance, shares at Dec. 31, 2008	[1]			432,074,000
Components of comprehensive income:
Net income (loss)		(150,925)		0		0	0	(150,925)	0
Foreign Currency Translation, net of taxes		(8,592)		0		0	0	0	(8,592)
Gain (loss) on derivative instruments, net of taxes		6,494		0		0	0	0	6,494
Share-based payments		13,394		0		13,394	0	0	0
Issuance of shares		10,160		141		(13,852)	35,233	(11,362)	0
Issuance of shares, shares	[1]			1,565,000
Dividend paid		(86,486)		0		0	0	(86,486)	0
Tax benefit from stock options		1,954		0		1,954	0	0	0
Ending Balance at Dec. 31, 2009		1,774,768		39,028		476,261	(218,203)	1,450,156	27,526
Ending Balance, shares at Dec. 31, 2009	[1]			433,639,000
Components of comprehensive income:
Net income (loss)		1,021,820		0		0	0	1,021,820	0
Foreign Currency Translation, net of taxes		22,286		0		0	0	0	22,286
Gain (loss) on derivative instruments, net of taxes		(1,221)		0		0	0	0	(1,221)
Share-based payments		12,109		0		12,109	0	0	0
Issuance of shares		31,000		265		(17,223)	66,531	(18,573)	0
Issuance of shares, shares	[1]			2,954,000
Dividend paid		(86,960)		0		0	0	(86,960)	0
Tax benefit from stock options		106		0		106	0	0	0
Ending Balance at Dec. 31, 2010		2,773,908		39,293		471,253	(151,672)	2,366,443	48,591
Ending Balance, shares at Dec. 31, 2010		436,592,972		436,593,000	[1]
Components of comprehensive income:
Net income (loss)		1,466,960	[2]	0		0	0	1,466,960	0
Foreign Currency Translation, net of taxes		(17,473)		0		0	0	0	(17,473)
Gain (loss) on derivative instruments, net of taxes		47,353		0		0	0	0	47,353
Purchases of treasury shares		(700,452)		0		0	(700,452)	0	0
Purchases of treasury stock , shares		25,674,576		(25,675,000)	[1]
Share-based payments		12,430		0		12,430	0	0	0
Issuance of shares		34,084		248		(10,629)	61,906	(17,441)	0
Issuance of shares, shares	[1]			2,751,000
Cancellation of treasury shares		0		(1,187)		0	373,801	(372,614)	0
Dividend paid		(172,645)		0		0	0	(172,645)	0
Tax benefit from stock options		(11)		0		(11)	0	0	0
Ending Balance at Dec. 31, 2011		€ 3,444,154		€ 38,354		€ 473,043	€ (416,417)	€ 3,270,703	€ 78,471
Ending Balance, shares at Dec. 31, 2011		413,669,257		413,669,000	[1]

[1]	As of December 31, 2011, the number of issued shares was 431,294,790. This includes the number of issued and outstanding shares of 413,669,257 and the number of treasury shares of 17,625,533. As of December 31, 2010, the number of issued shares was 444,480,095. This includes the number of issued and outstanding shares of 436,592,972 and the number of treasury shares of 7,887,123.
[2]	As of January 1, 2011, ASML adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 of the consolidated financial statements.

Consolidated Statements of Shareholders' Equity (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Shareholders' Equity [Abstract]
Number of issued shares	431,294,790	444,480,095
Number of issued and outstanding shares	413,669,257	436,592,972
Number of treasury shares	17,625,533	7,887,123

Consolidated Statements of Cash Flows (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash Flows from Operating Activities
Net income (loss)	€ 1,466,960	[1]	€ 1,021,820		€ (150,925)
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Depreciation and amortization	165,185		151,444		141,631
Impairment	12,272		8,563		15,896
Loss on disposals of property, plant and equipment	3,368	[2]	2,913	[2]	4,053	[2]
Share-based payments	12,430		12,109		13,394
Allowance for doubtful debts	849	[3]	(1,256)	[3]	1,889
Allowance for obsolete inventory	60,300		55,691		86,636
Deferred income taxes	63,250		28,053		(49,423)
Changes in assets and liabilities:
Accounts receivable	267,209		(748,898)		81,838
Finance receivables	(37,301)		(20,000)		15,702
Inventories	(276,243)	[2]	(706,233)	[2]	(158,024)	[2]
Other assets	(58,292)		(114,003)		4,893
Accrued and other liabilities	589,217		862,919		9,937
Accounts payable	(126,234)		350,231		10,430
Current income taxes	(72,530)		36,695		71,267
Net cash provided by operating activities	2,070,440		940,048		99,194
Cash Flows from Investing Activities
Purchases of property, plant and equipment	(300,898)	[2]	(128,728)	[2]	(104,959)	[2]
Proceeds from sale of property, plant and equipment			3,825	[2]	6,877	[2]
Net cash used in investing activities	(300,898)		(124,903)		(98,082)
Cash Flows from Financing Activities
Dividend paid	(172,645)		(86,960)		(86,486)
Purchase of shares	(700,452)
Net proceeds from issuance of shares	34,084		31,000		11,073
Net proceeds from other long-term debt					32
Deposits from customers	(150,000)		150,000
Repayment of debt	(2,537)		(1,444)		(1,447)
Tax benefit from stock options	(11)		106		1,954
Net cash provided by (used in) financing activities	(991,561)		92,702		(74,874)
Net cash flows	777,981		907,847		(73,762)
Effect of changes in exchange rates on cash	3,967		4,913		1,652
Net increase (decrease) in cash and cash equivalents	781,948		912,760		(72,110)
Cash and cash equivalents at beginning of the year	1,949,834		1,037,074		1,109,184
Cash and cash equivalents at end of the year	2,731,782		1,949,834		1,037,074
Supplemental Disclosures of Cash Flow Information:
Interest paid	35,919		35,559		42,123
Taxes paid (received)	€ 202,312		€ 148,915		€ (36,705)

[1]	As of January 1, 2011, ASML adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 of the consolidated financial statements.
[2]	An amount of EUR 300.5 million (2010: EUR 214.1 million, 2009: EUR 159.0 million) of the additions in property, plant and equipment relates to non-cash transfers mainly from inventory and an amount of EUR 145.3 million (2010: EUR 110.4 million, 2009: EUR 27.8 million) of the disposals of property, plant and equipment relates to non-cash transfers to inventory. Since the transfers between inventory and property, plant and equipment are non-cash events, these are not reflected in these consolidated statements of cash flows. For further details see Note 11.
[3]	(Addition) / release for the year is recorded in cost of sales.

Consolidated Statements of Cash Flows (Parenthetical) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Cash Flows [Abstract]
Additions related to non cash transfer from inventory	€ 300.5	€ 214.1	€ 159
Disposals related to non cash transfer to inventory	€ 145.3	€ 110.4	€ 27.8

General information / Summary of significant accounting policies	12 Months Ended
Dec. 31, 2011
General information / Summary of significant accounting policies [Abstract]
General information / Summary of significant accounting policies

1. General information / Summary of significant accounting policies

ASML Holding N.V. (“ASML”), with its corporate headquarters in Veldhoven, the Netherlands, is engaged in the development, production, marketing, sale and servicing of advanced semiconductor equipment systems exclusively consisting of lithography systems. ASML’s principal operations are in the Netherlands, the United States of America and Asia.

The Company’s shares are listed for trading in the form of registered shares on NASDAQ Global Select Market (“New York shares”) and on Euronext Amsterdam (“Amsterdam Shares”). The principal trading market of the Company’s ordinary shares is Euronext Amsterdam.

Basis of preparation

The accompanying consolidated financial statements are stated in thousands of euros (“EUR”) unless indicated otherwise.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of estimates

The preparation of ASML’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities on the balance sheet dates, and the reported amounts of revenue and expenses during the reported periods. Actual results could differ from those estimates.

Principles of consolidation

The consolidated financial statements include the accounts of ASML Holding N.V. and all of its subsidiaries and the variable interest entities in which the Company is the primary beneficiary (together referred to as “ASML” or the “Company”). All intercompany profits, balances and transactions have been eliminated in the consolidation.

Subsidiaries

Subsidiaries are all entities over which ASML has the power to govern financial and operating policies generally accompanying a shareholding of more than one-half of the voting rights. As from the date that these criteria are met, the financial data of the relevant company are included in the consolidation.

Acquisitions of subsidiaries are included on the basis of the ‘purchase accounting’ method. The cost of acquisition is measured as the cash payment made, the fair value of other assets distributed and the fair value of liabilities incurred or assumed at the date of exchange, plus the costs that can be allocated directly to the acquisition. The excess of the costs of an acquired subsidiary over the net of the amounts assigned to assets acquired and liabilities incurred or assumed is capitalized as goodwill.

Variable Interest Entities

The Company assesses whether it has a controlling financial interest in any Variable Interest Entity (“VIE”) and, thus, whether it is the VIE’s primary beneficiary. ASML shall be deemed to have a controlling financial interest in a VIE if it has both of the following characteristics: a. the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and b. the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. If ASML has a controlling financial interest in a VIE, it is required to consolidate the VIE.

Foreign currency translation

The financial information for subsidiaries outside the euro-zone is generally measured using local currencies as the functional currency. The financial statements of those foreign subsidiaries are translated into euros in the preparation of ASML’s consolidated financial statements. Assets and liabilities are translated into euros at the exchange rate in effect on the respective balance sheet dates. Income and expenses are translated into euros based on the average exchange rate for the corresponding period. The resulting translation adjustments are recorded directly in shareholders’ equity. Currency differences on intercompany loans that have the nature of a long-term investment are also accounted for directly in shareholders’ equity.

Derivative instruments

The Company principally uses derivative hedging instruments for the management of foreign currency risks and interest rate risks. The Company measures all derivative hedging instruments based on fair values derived from market prices of the instruments. The Company adopts hedge accounting for hedges that are highly effective in offsetting the identified hedged risks taking into account required effectiveness criteria.

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured at their fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. The Company designates certain derivatives as either:

•	A hedge of the exposure to changes in the fair value of a recognized asset or liability, or of an unrecognized firm commitment, that are attributable to a particular risk (fair value hedge);
•	A hedge of the exposure to variability in the cash flows of a recognized asset or liability, or of a forecasted transaction, that is attributable to a particular risk (cash flow hedge); or
•	A hedge of the foreign currency exposure of a net investment in a foreign operation (net investment hedge).

The Company documents at the inception of the transaction the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, of whether derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

Fair value hedge

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in the consolidated statements of operations. The Company designates foreign currency hedging instruments as a hedge of the fair value of a recognized asset or liability in non-functional currencies. The gain or loss relating to the ineffective portion of foreign currency hedging instruments is recognized in the consolidated statements of operations as “net sales” or “cost of sales”.

Interest rate swaps that are being used to hedge the fair value of fixed loan coupons payable are designated as fair value hedges. The change in fair value is intended to offset the change in the fair value of the underlying fixed loan coupons, which is recorded accordingly. The gain or loss relating to the ineffective portion of interest rate swaps hedging fixed loan coupons payable is recognized in the consolidated statements of operations as “interest income” or “interest expense”.

Cash flow hedge

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income, net of taxes, until the underlying hedged transaction is recognized in the consolidated statements of operations. In the event that the underlying hedge transaction will not occur within the specified time period, the gain or loss on the related cash flow hedge is released from other comprehensive income and included in the consolidated statements of operations, unless, extenuating circumstances exist that are related to the nature of the forecasted transaction and are outside the control or influence of the Company and which cause the forecasted transaction to be probable of occurring on a date that is beyond the specified time period.

Foreign currency hedging instruments that are being used to hedge cash flows related to forecasted sales or purchase transactions in non-functional currencies are designated as cash flow hedges. The gain or loss relating to the ineffective portion of the foreign currency hedging instruments is recognized in the consolidated statements of operations in “sales” or “cost of sales”.

Interest rate swaps that are being used to hedge changes in the variability of future interest receipts are designated as cash flow hedges. The changes in fair value of the derivatives are intended to offset changes in future interest cash flows on the assets. The gain or loss relating to the ineffective portion of interest rate swaps hedging the variability of future interest receipts is recognized in the consolidated statements of operations as “interest income” or “interest expense”.

Net investment hedge

Foreign currency hedging instruments that are being used to hedge changes in the value of a net investment are designated as net investment hedges. Changes in the fair value of a derivative that is designated and qualifies as a net investment hedge are recorded in other comprehensive income, net of taxes. The gain or loss relating to the ineffective portion is recognized in the consolidated statements of operations as “interest income” or “interest expense”. Gains and losses accumulated in other comprehensive income are recognized in the consolidated statements of operations when the foreign operation is (partially) disposed or sold.

Cash and cash equivalents

Cash and cash equivalents consist primarily of highly liquid investments, such as bank deposits, money market funds and interest-bearing bank accounts with insignificant interest rate risk and remaining maturities of three months or less at the date of acquisition.

Inventories

Inventories are stated at the lower of cost (first-in, first-out method) or market value. Cost includes net prices paid for materials purchased, charges for freight and customs duties, production labor cost and factory overhead. Allowances are made for slow-moving, obsolete or unsellable inventory.

Allowances for inventory are determined based on the expected demand which is derived from sales forecasts as well as the expected market value of the inventory.

Intangible assets

Goodwill

Goodwill represents the excess of the costs of an acquisition over the fair value of the Company’s share of the identifiable net assets of the acquired subsidiary at the date of acquisition. Goodwill on acquisition of subsidiaries is allocated to reporting units for the purpose of impairment testing. The allocation is made to those reporting units that are expected to benefit from the business combination in which the goodwill arose. Goodwill is tested for impairment annually on September 30 and whenever events or changes in circumstances indicate that the carrying amount of the goodwill may not be recoverable. Goodwill is stated at cost less accumulated impairment losses.

Other intangible assets

Other intangible assets include acquired intellectual property rights, developed technology, customer relationships and other intangible assets. Other intangible assets are stated at cost, less accumulated amortization and any accumulated impairment losses. Amortization is calculated using the straight-line method based on the estimated useful lives of the assets. The following table presents the estimated useful lives of ASML’s other intangible assets:

Category	Estimated useful life

Intellectual property	3 - 10 years
Developed technology	6 years
Customer relationships	8 years
Other	2 - 6 years

Property, plant and equipment

Property, plant and equipment are stated at cost, less accumulated depreciation and any accumulated impairment losses. Costs of assets manufactured by ASML include direct manufacturing costs, production overhead and interest costs incurred for qualifying assets during the construction period. Depreciation is calculated using the straight-line method based on the estimated useful lives of the related assets. In the case of leasehold improvements, the estimated useful lives of the related assets do not exceed the remaining term of the corresponding lease.

The following table presents the estimated useful lives of ASML’s property, plant and equipment:

Category	Estimated useful life

Buildings and constructions	5 - 40 years
Machinery and equipment	2 - 5 years
Leasehold improvements	5 - 10 years
Furniture, fixtures and other equipment	3 - 5 years

Land is not depreciated.

Certain internal and external costs associated with the purchase and/or development of internally used software are capitalized when both the preliminary project stage is completed and management has authorized further funding for the project, which it has deemed probable to be completed and to be usable for the intended function. These costs are depreciated on a straight-line basis over the period of related benefit, which ranges primarily from three to five years.

Evaluation of long-lived assets for impairment

Long-lived assets include goodwill, other intangible assets and property, plant and equipment.

Goodwill is tested for impairment annually on September 30 and whenever events or changes in circumstances indicate that the carrying amount of the goodwill may not be recoverable. The test is based on a two-step approach. First, the recoverability is tested by comparing the carrying amount of the reporting unit (including goodwill allocated to such unit) with the fair value being the sum of the discounted future cash flows related to that reporting unit. If the carrying amount of the reporting unit is higher than the fair value of the reporting unit, the second step should be performed. The goodwill impairment is measured as the excess of the carrying amount of the goodwill over its implied fair value. The implied fair value of goodwill is determined by calculating the fair value of the various assets and liabilities included in the reporting unit in the same manner as goodwill is determined in a business combination.

Other intangible assets and property, plant and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of those assets may not be recoverable. Other intangible assets and property, plant and equipment are tested for impairment based on a two-step approach. First, the recoverability is tested by comparing the carrying amount of the other intangible assets and property, plant and equipment with the fair value being the sum of the related undiscounted future cash flows. Second, if the carrying amount of the other intangible assets and property, plant and equipment is higher than the fair value the assets are considered to be impaired. An impairment expense is recognized as the difference between the carrying amount and the fair value of the other intangible assets and property, plant and equipment.

Provisions

Provisions for lease contract termination costs are recognized when costs will continue to be incurred under a contract for its remaining term without economic benefit to the Company and the Company ceases using the rights conveyed by the contract. The provisions are measured at fair value which for an operating lease contract is determined based on the remaining lease payments reduced by the estimated sublease payments that could be reasonably obtained.

Revenue recognition

ASML recognizes revenue when all four revenue recognition criteria are met: persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; seller’s price to buyer is fixed or determinable; and collectability is reasonably assured. At ASML this policy generally results in revenue recognition from the sale of a system upon shipment. The revenue from the installation of a system is generally recognized upon completion of that installation at the customer site. Each system undergoes, prior to shipment, a “Factory Acceptance Test” in ASML’s clean room facilities, effectively replicating the operating conditions that will be present on the customer’s site, in order to verify whether the system will meet its standard specifications and any additional technical and performance criteria agreed with the customer, if any. A system is shipped, and revenue is recognized, only after all specifications are met and customer sign-off is received or waived. In case not all specifications are met and the remaining performance obligation is not essential to the functionality of the system but is substantive rather than inconsequential or perfunctory, a portion of the sales price is deferred. Although each system’s performance is re-tested upon installation at the customer’s site, ASML has never failed to successfully complete installation of a system at a customer’s premises.

In connection with the introduction of new technology, such as our second-generation EUV systems (NXE:3100), we initially defer revenue recognition until completion of installation and acceptance of the new technology based system at customer premises. As our systems are based largely on two product platforms that permit incremental, modular upgrades, the introduction of genuinely “new” technology occurs infrequently, and in the past 12 years, has occurred on only two occasions: 2010 (EUV) and 1999 (TWINSCAN).

In 2011, we recognized system sales revenue for three NXE:3100 systems that were installed at the customer location and were accepted by our customers, for an amount of EUR 119.3 million (2010 and 2009: no revenue from new technology was recognized). This includes one NXE:3100 system for an amount of EUR 38.5 million that had been deferred in 2010 because the system had not yet been accepted by the customer. For the years 2010 and 2009, we did not recognize any revenue from new technology that had previously been deferred. As of December 31, 2011, we deferred revenue from new technology systems for an amount of EUR 48.6 million, relating to one NXE:3100 system that has not been installed at the customer’s location.

With respect to the third-generation EUV systems (NXE:3300) that are expected to be available for shipment to customers from 2012 onwards, the Company is currently assessing the conditions upon which revenue would be recognized and whether or not amounts should be deferred. Any such deferral of revenues could have a material effect on ASML’s results of operations for the period in which the deferral occurred and on the succeeding periods.

ASML has no significant repurchase commitments in its general sales terms and conditions. From time to time the Company repurchases systems that it has manufactured and sold and, following refurbishment, resells those systems to other customers. This repurchase decision is driven by market demand expressed by other customers and not by explicit or implicit contractual arrangements relating to the initial sale. The Company considers reasonable offers from any vendor, including customers, to repurchase used systems so that it can refurbish, resell, and install these systems as part of its normal business operations. Once repurchased, the repurchase price of the used system is recorded in work-in-process inventory during the period it is being refurbished, following which the refurbished system is reflected in finished products inventory until it is sold to the customer. As of December 31, 2011 and 2010 ASML had no repurchase commitments.

We offer customers discounts in the normal course of sales negotiations. These discounts are directly deducted from the gross sales price at the moment of revenue recognition. From time to time, we offer volume discounts to certain customers. In some instances these volume discounts can be used to purchase field options (system enhancements). The related amount is recorded as a reduction in revenue at time of shipment. From time to time, we offer free or discounted products or services (award credits) to our customers as part of a volume purchase agreement. The sales transaction that gives rise to these award credits is accounted for as a multiple element revenue transaction as the agreements involve the delivery of multiple products. The consideration received from the sales transaction is allocated between the award credits and the other elements of the sales transaction. The consideration allocated to the award credits is recognized as deferred revenue until award credits are delivered to the customer. The amount allocable to a delivered item is limited to the amount that is not contingent upon the delivery of additional items or meeting other specified performance conditions (the non-contingent amount).

Revenues are recognized excluding the taxes levied on revenues (net basis).

In the event that an arrangement with a customer becomes onerous, the Company recognizes a liability for the amount that the cost of settling the arrangement exceeds the amount of the contract price. When the Company satisfies the onerous arrangement, it derecognizes the related liability.

Multiple element arrangements

The main portion of ASML’s revenue is derived from contractual arrangements with the Company’s customers that have multiple deliverables, which mainly include the sale of our systems, installation and training services and prepaid extended and enhanced (optic) warranty contracts. As of January 1, 2011, ASML adopted Accounting Standards Update (“ASU”) 2009-13, “Revenue Arrangements with Multiple Deliverables” which amended the guidance on arrangements with multiple deliverables in ASC 605-25. The new standard changes the requirements for establishing separate units of accounting in a multiple element arrangement and requires the allocation of arrangement consideration to each deliverable to be based on the relative selling price. The Company applies this accounting guidance prospectively to arrangements originating or materially modified on or after January 1, 2011. The implementation resulted in additional qualitative disclosures that are included below, but did not result in additional units of accounting and only had an insignificant impact on timing and allocation of revenues. Furthermore, the Company does not expect the pending contents of ASC 605-25 to have a significant impact on timing and allocation of revenues.

Each element in the arrangement is accounted for as a separate unit of accounting provided the following criteria are met: the delivered products or services have value to the customer on a standalone basis; and for an arrangement that includes a general right of return relative to the delivered products or services, delivery or performance of the undelivered product or service is considered probable and is substantially controlled by us. We consider a deliverable to have stand-alone value if the product or service is sold separately by us or another vendor or could be resold by the customer. Further, our revenue arrangements do not include a general right of return relative to the delivered products. Where the aforementioned criteria for a separate unit of accounting are not met, the deliverable is combined with the undelivered element(s) and treated as a single unit of accounting for the purposes of allocation of the arrangement consideration and revenue recognition.

The hierarchy of evidence to determine a selling price in ASC 605-25 is as follows:

•	Vendor-Specific Objective Evidence (“VSOE”) – the price at which the Company sells the element in a separate standalone transaction;
•	Third-Party Evidence (“TPE”) – evidence from the Company or other companies of the value of a largely interchangeable element in a transaction;
•	Best Estimate of Selling Price (“BESP”) – the Company’s best estimate of the selling price of an element in the transaction.

To determine the selling price in multiple elements arrangements, we establish VSOE of the selling price for installation and training services and prepaid extended and enhanced (optic) warranty contracts. VSOE is determined based on the prices that ASML charges for installation and comparable services (such as relocating a system to another customer site) and prepaid extended and enhanced (optic) warranty contracts on a stand-alone basis, which are subject to normal price negotiations. Revenue from installation and training services is recognized when the services are completed. Revenue from prepaid extended and enhanced (optic) warranty contracts is recognized over the term of the contract. When the Company is unable to establish the selling price using VSOE or TPE, the Company uses BESP. The objective of using estimated selling price-based methodology is to determine the price at which we would transact a sale if the product or service were sold on a stand-alone basis. Accordingly, we determine BESP considering several internal and external factors including, but not limited to, pricing practices, gross margin objectives, market conditions, competitive environment, internal costs and geographies. The Company reviews selling prices every reporting period and maintains internal controls over the establishment and updates of these estimates.

For arrangements entered into through December 31, 2010, the Company primarily recognizes revenue based on the previous guidance of ASC 605-25. The revenue relating to the installation and training services and prepaid extended and enhanced (optic) warranty contracts is deferred at their fair value until delivery of these elements. As the Company is not able to determine the fair value for the system, but is able to determine the fair value for all other elements in the arrangement, revenue is allocated as the difference between the total arrangement consideration less the aggregate fair value of all other elements in the arrangement, and no revenue is recognized until all elements without fair value have been delivered.

The deferred revenue balance from installation and training services as of December 31, 2011 amounted to EUR 1.8 million (2010: EUR 10.1 million) and EUR 11.9 million (2010: EUR 12.7 million), respectively.

The deferred revenue balance from extended and enhanced (optic) warranty contracts as of December 31, 2011, amounted to EUR 280.1 million (2010: EUR 243.4 million).

Lease arrangements

If ASML has offered the customer a sales-type lease arrangement, revenue is recognized at commencement of the lease term. The present value of the lease payments is recognized as a finance receivable. The difference between the gross receivable and the present value of the receivable is recognized as unearned interest in the consolidated statements of operations. If ASML has offered its customers an operating lease arrangement, the contract consideration is recognized in the consolidated statements of operations on a straight-line basis over the period of the lease.

Warranty

The Company provides standard warranty coverage on its systems for 12 months and on certain optic parts for 60 months, providing labor and parts necessary to repair systems and optic parts during the warranty period. The estimated costs for a standard warranty are accounted for by accruing these costs for each system upon recognition of the system sale. Based upon historical service records, the Company calculates the charge of average service hours and parts per system to determine the estimated warranty costs. On a semi-annual basis, the Company assesses, and updates if necessary, its accounting estimates used to calculate the standard warranty reserve based on the latest actual historical warranty costs and expected future warranty costs.

The extended and enhanced (optic) warranty on the Company’s systems is accounted for as a separate element of multiple element revenue recognition transactions.

Accounting for shipping and handling fees and costs

ASML bills the customer for, and recognizes as revenue, any charges for shipping and handling costs. The related costs are recognized as cost of sales.

Cost of sales

Cost of system sales comprise direct product costs such as materials, labor, cost of warranty, depreciation, shipping and handling costs and related overhead costs. ASML accrues for the estimated cost of the warranty on its systems, which includes the cost of labor and parts necessary to repair systems during the warranty period. The amounts recorded in the warranty accrual are estimated based on actual historical expenses incurred and on estimated probable future expenses related to current sales. Actual warranty costs are charged against the accrued warranty reserve.

Costs of service sales comprise direct service costs such as materials, labor, depreciation and overhead costs.

Cost of field option sales comprise direct product costs such as materials, labor, cost of warranty, shipping and handling costs and related overhead costs.

Research and development costs and credits

Costs relating to research and development (“R&D”) are charged to operating expenses as incurred. ASML receives subsidies and other credits from several Dutch and international (inter-)governmental institutes. These subsidies and other governmental credits that cover R&D costs relating to approved projects are recorded as R&D credits in the R&D line in the consolidated statements of operations in the period in which such costs occur.

Share-based payments

The cost of employee services received (compensation expenses) in exchange for awards of equity instruments are recognized based upon the grant-date fair value of stock options and shares. The grant-date fair value of stock options is estimated using a Black-Scholes option valuation model. This Black-Scholes model requires the use of assumptions, including expected share price volatility, the estimated life of each award and the estimated dividend yield. The risk-free interest rate used in the model is determined, based on an index populated with euro-denominated European government agency bond with AAA ratings, and with a life equal to the expected life of the equity-settled share-based payments. The grant-date fair value of shares is determined based on the closing price of the Company’s ordinary shares on NYSE Euronext in Amsterdam (“Euronext Amsterdam”) on the grant-date

The grant-date fair value of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Company’s estimate of equity instruments that will eventually vest. At each balance sheet date, the Company revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in the consolidated statements of operations in the period in which the revision is determined, with a corresponding adjustment to equity.

The Company makes quarterly assessments of the adequacy of the (hypothetical) tax pool to determine whether there are tax deficiencies that require recognition in the consolidated statements of operations. The Company has selected the alternative transition method (under Accounting Standards Codification (“ASC”) 718) in order to calculate the tax pool.

The Company’s current share-based payment plans do not provide for cash settlement of options and stock.

Income taxes

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the tax effect of incurred net operating losses and for tax consequences attributable to differences between the balance sheet carrying amounts of existing assets and liabilities and their respective tax bases. If it is more likely than not that the carrying amounts of deferred tax assets will not be realized, a valuation allowance is recorded to reduce the carrying amounts of those assets.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date.

On January 1, 2007 the Company adopted the provisions of FIN 48 “Accounting for Uncertainty in Income Taxes” after codification included in ASC 740. ASC 740 clarifies the accounting for income taxes by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. ASC 740 also provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Contingencies and litigation

The Company is party to various legal proceedings generally incidental to its business, as disclosed in Note 18. In connection with these proceedings and claims the Company’s management evaluated, based on the relevant facts and legal principles, the likelihood of an unfavorable outcome and whether the amount of the loss could be reasonably estimated. In most cases, management determined that either a loss was not probable or was not reasonably estimable. Significant subjective judgments were required in these evaluations, including judgments regarding the validity of asserted claims and the likely outcome of legal and administrative proceedings. The outcome of these proceedings, however, is subject to a number of factors beyond the Company’s control, most notably the uncertainty associated with predicting decisions by courts and administrative agencies. In addition, estimates of the potential costs associated with legal and administrative proceedings frequently cannot be subjected to any sensitivity analysis, as damage estimates or settlement offers by claimants may bear little or no relation to the eventual outcome. Finally, in any particular proceeding, the Company may agree to settle or to terminate a claim or proceeding in which it believes that it would ultimately prevail where it believes that doing so, when taken together with other relevant commercial considerations, is more cost-effective than engaging in an expensive and protracted litigation, the outcome of which is uncertain.

The Company accrues for legal costs related to litigation in its consolidated statements of operations at the time when the related legal services are actually provided to it.

Net income (loss) per ordinary share

Basic net income (loss) per ordinary share is calculated by dividing net income (loss) by the weighted average number of ordinary shares outstanding for that period. The dilutive effect is calculated using the treasury stock method. Excluded from the diluted weighted average number of shares outstanding calculation are cumulative preference shares contingently issuable to the preference share foundation, since they represent a different class of stock than the ordinary shares. See Note 26 for further discussion.

The basic and diluted net income (loss) per ordinary share has been calculated in accordance with the following schedule:

Year ended December 31 (in thousands, except per share data)	2011 EUR	2010 EUR	2009 EUR

Net income (loss)	1,466,960	1,021,820	(150,925)

Weighted average number of shares outstanding (after deduction of treasury stock) during the year	425,618	435,146	432,615

Basic net income (loss) per ordinary share	3.45	2.35	(0.35)

Weighted average number of shares:	425,618	435,146	432,615
Plus shares applicable to:
Options and restricted shares[1]	3,435	3,828	2,908

Dilutive potential ordinary shares	3,435	3,828	2,908

Adjusted weighted average number of shares	429,053	438,974	432,615

Diluted net income (loss) per ordinary share [1]	3.42	2.33	(0.35)

1	The calculation of diluted net income (loss) per ordinary share assumes the exercise of options issued under ASML stock option plans and the issuance of shares under ASML share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income (loss) per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.

Comprehensive income

Comprehensive income consists of net income (loss) and other comprehensive income.

Other comprehensive income refers to revenues, expenses, gains and losses that are not included in net income (loss), but recorded directly in shareholders’ equity. For the years ended December 31, 2011, 2010 and 2009, comprehensive income consists of net income (loss), unrealized gains and losses on derivative instruments, net of taxes, and unrealized gains and losses on foreign currency translation, net of taxes.

New U.S. GAAP Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurement (Topic 820)”. The amendments in this ASU generally represent clarifications of Topic 820 but also results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The ASU is effective for annual periods beginning after December 15, 2011. The Company anticipates that the adoption of ASU 2011-04 will not have a material impact on the Company’s consolidated financial statements

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220).” Under the ASU, an entity has the option to present comprehensive income in either one continuous statement or two consecutive financial statements. Under both options, an entity is required to present each component of net income along with total net income, each component of other comprehensive income (“OCI”) along with a total for OCI and a total amount for comprehensive income. The option under current guidance which permits the presentation of components of OCI as part of the statement of changes in stockholders’ equity has been eliminated. In December 2011, the FASB issued ASU 2011-12 which indefinitely defers certain provisions of ASU 2011-05, the main deferred provision relating to a requirement for entities to present reclassification adjustments out of accumulated OCI by component in both the statements in which net income is presented and the statement in which OCI in any period is presented. The ASU is effective for annual periods beginning after December 15, 2011. Early adoption is permitted. The Company is currently assessing what impact ASU 2011-05 may have on its consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles-Goodwill and Other (Topic 350).” The amendments in this ASU will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The ASU is effective for annual periods beginning after September 15, 2011. Early adoption is permitted. The ASU 2011-08 will not have any effect on the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-09, “Compensation-Retirement Benefits-Multiemployer Plans (Subtopic 715-80).” The amendments in this ASU require additional disclosures about an employer’s participation in a multiemployer plan. The ASU is effective for annual periods ending after December 15, 2011. We adopted the ASU in 2011 and refer to note 16 for more information. The adoption of ASU 2011-09 only resulted in limited additional disclosures and did not have any impact on our consolidated financial statements.

Fair value measurements	12 Months Ended
Dec. 31, 2011
Fair value measurements [Abstract]
Fair value measurements

2. Fair value measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement hierarchy prioritizes the inputs to valuation techniques used to measure fair value as follows:

•	Level 1: Valuations based on inputs such as quoted prices for identical assets or liabilities in active markets that the entity has the ability to access.
•

Level 2: Valuations based on inputs other than level 1 inputs such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

•	Level 3: Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). A financial instrument’s fair value classification is based on the lowest level of any input that is significant in the fair value measurement hierarchy.

Financial assets and financial liabilities measured at fair value on a recurring basis

Investments in money market funds (as part of the Company’s cash and cash equivalents) have fair value measurements which are all based on quoted prices for similar assets or liabilities.

The principal market in which ASML executes its derivative contracts is the institutional market in an over-the-counter environment with a high level of price transparency. The market participants usually are large commercial banks. The valuation inputs for ASML’s derivative contracts are based on quoted prices and quoting pricing intervals from public data sources; they do not involve management judgment.

The valuation technique used to determine the fair value of forward contracts (used for hedging purposes) approximates the Net Present Value technique which is the estimated amount that a bank would receive or pay to terminate the forward contracts at the reporting date, taking into account current interest rates and current exchange rates.

The valuation technique used to determine the fair value of interest rate swaps (used for hedging purposes) is the Net Present Value technique which is the estimated amount that a bank would receive or pay to terminate the swap agreements at the reporting date, taking into account current interest rates.

The Eurobond serves as a hedged item in a fair value hedge relationship in which ASML hedges the variability of changes in the fair value of the Company’s Eurobond due to changes in market interest rates. The fair value changes of the interest rate swaps are recorded on the balance sheet under derivative financial instruments (within other current and non-current assets). Therefore, the carrying amount is only adjusted for fair value changes in interest rate swaps. For the actual fair value, including credit risk considerations, see Note 14.

The following table presents the Company’s financial assets and financial liabilities that are measured at fair value on a recurring basis:

As of December 31, 2011 (in thousands)	Level 1 EUR	Level 2 EUR	Level 3 EUR	Total EUR

Assets
Derivative financial instruments[1]	-	126,351	-	126,351
Money market funds [2]	369,238	-	-	369,238

Total	369,238	126,351	-	495,589

Liabilities
Long-term debt [3]	-	736,368	-	736,368
Derivative financial instruments [1]	-	40,359	-	40,359

Total	-	776,727	-	776,727

As of December 31, 2010 (in thousands)	Level 1 EUR	Level 2 EUR	Level 3 EUR	Total EUR

Assets
Derivative financial instruments [1]	-	96,180	-	96,180
Money market funds [2]	203,922	-	-	203,922

Total	203,922	96,180	-	300,102

Liabilities
Long-term debt [3]	-	710,060	-	710,060
Derivative financial instruments [1]	-	34,898	-	34,898

Total	-	744,958	-	744,958

1	Derivative financial instruments consist of forward contracts and interest rate swaps. See Note 3.
2	Money market funds are part of the Company’s cash and cash equivalents.
3	Long-term debt mainly relates to the Company’s EUR 600.0 million Eurobond and excludes accrued interest. For further details see Note 14.

As of December 31, 2011, the Company did not have any assets or liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) in its consolidated balance sheets.

Assets and liabilities measured at fair value on a nonrecurring basis

In 2011, the Company recognized impairment charges of EUR 12.3 million (2010: EUR 8.6 million) on its property, plant and equipment, mainly relating to machinery and equipment and furniture, fixture and other equipment. Valuation of these assets is classified as Level 3 in the fair value hierarchy since their fair values were determined based on unobservable inputs. The impairment charge is determined based on the difference between the assets’ value in use (being EUR 1.9 million) and their carrying amount. For further information, see Note 11.

The Company did not recognize any impairment charges for goodwill and other intangible assets during 2011. See Notes 9 and 10 for more information.

Financial risk management	12 Months Ended
Dec. 31, 2011
Financial risk management [Abstract]
Financial risk management

3. Financial risk management

ASML is exposed to certain financial risks such as market risk (including foreign currency exchange risk and interest rate risk), credit risk, liquidity risk and capital risk. The overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potentially adverse effects on the Company’s financial performance. The Company uses derivative instruments to hedge certain risk exposures. None of the transactions are entered into for trading or speculative purposes. We believe that market information is the most reliable and transparent measure for our derivative instruments that are measured at fair value.

Foreign currency risk management

The Company’s sales are predominately denominated in euros. Exceptions may occur on a customer by customer basis. Our cost of sales and other expenses are mainly denominated in euros, to a certain extent in U.S. dollar and Japanese yen and to a limited extent in other currencies. Therefore, the Company is exposed to foreign currency risk. It is the Company’s policy to hedge material transaction exposures, such as forecasted sales and purchase transactions, and material net remeasurement exposures, such as accounts receivable and payable. The Company hedges these exposures through the use of foreign exchange contracts.

As of December 31, 2011 shareholders’ equity includes EUR 4.9 million loss (net of taxes: EUR 4.4 million loss; 2010: EUR 35.9 million loss) representing the total anticipated loss to be charged to sales, and EUR 11.6 million gain (net of taxes: EUR 10.3 million gain; 2010: EUR 6.1 million loss) to be released to cost of sales, which will offset the EUR equivalent of foreign currency denominated forecasted sales and purchase transactions. All amounts are expected to be released over the next 12 months. The effectiveness of all contracts for which ASML applies hedge accounting is monitored on a quarterly basis throughout the life of the hedges. In 2011, a loss of EUR 0.2 million was recognized as a result of ineffective cash flow hedges related to forecasted sales transactions, no ineffectiveness was recognized relating to purchase transactions (2010: loss of EUR 0.4 million related to sales transactions).

It is the Company’s policy not to hedge currency translation exposures resulting from net equity investments in foreign subsidiaries. As an exception to the Company’s policy, during 2011, the Company entered into a net investment hedge in order to hedge a temporary U.S. dollar exposure by means of a forward foreign exchange contract. The net investment hedge, resulting in a negative effect in other comprehensive income in 2011 of EUR 1.9 million, was effective throughout its entire term. The temporary increase in the foreign exchange exposure and the related hedge ended in 2011.

Interest rate risk management

The company has interest-bearing assets and liabilities that expose the Company to fluctuations in market interest rates. The Company uses interest rate swaps to align the interest-typical terms of interest-bearing assets with the interest-typical terms of interest-bearing liabilities. There may be residual interest rate risk to the extent the asset and liability positions do not fully offset.

As part of its hedging policy, the Company uses interest rate swaps to hedge changes in fair value of its Eurobond due to changes in market interest rates, thereby offsetting the variability of future interest receipts on part of its cash and cash equivalents. During 2011, the hedge was 100 percent effective in hedging the fair value exposure to interest rate movements. The changes in fair value of the Eurobond were included at the same time in the consolidated statement of operations as the changes in the fair value of the interest rate swaps.

Furthermore, as part of its hedging policy, the Company uses interest rate swaps to hedge the variability of future interest cash flows relating to certain of its operating lease obligations. During 2011, these hedges were 100 percent effective in hedging the cash flow exposure to interest rate movements.

Financial instruments

The Company uses forward foreign exchange contracts to manage its currency risk and interest rate swaps to manage its interest rate risk. The following table summarizes the notional amounts and estimated fair values of the Company’s financial instruments:

As of December 31 (in thousands)	2011 Notional Amount EUR	Fair Value EUR	2010 Notional Amount EUR	Fair Value EUR

Forward foreign exchange contracts[1]	389,579	(23,999)	(1,933)	(28,974)
Interest rate swaps [2]	641,500	109,991	641,500	90,256

1	Relates to forward contracts assigned as a hedge to forecasted sales and purchase transactions and to monetary assets and liabilities, mainly in U.S. dollar and Japanese Yen.
2	Relates to interest rate swaps assigned as a hedge to interest bearing assets and liabilities, mainly related to the Eurobond; the fair value of the interest rate swaps includes accrued interest.

The following table summarizes the Company’s derivative financial instruments per category:

	2011		2010
As of December 31 (in thousands)	Assets EUR	Liabilities EUR	Assets EUR	Liabilities EUR

Interest rate swaps - cash flow hedges	-	3,933	-	3,091
Interest rate swaps - fair value hedges	113,924	-	93,347	-
Forward foreign exchange contracts - cash flow hedges	11,332	3,019	1,533	11,535
Forward foreign exchange contracts - other hedges (no hedge accounting)	1,095	33,407	1,300	20,272

Total	126,351	40,359	96,180	34,898

Less non-current portion:
Interest rate swaps - cash flow hedges	-	3,210	-	1,887
Interest rate swaps - fair value hedges	92,534	-	71,779	-
Forward foreign exchange contracts - cash flow hedges	-	-	-	94

Total non-current portion	92,534	3,210	71,779	1,981

Total current portion	33,817	37,149	24,401	32,917

The fair value part of a hedging derivative that has a remaining term of 12 months or less is classified as current asset or liability. When the fair value part of a hedging derivative has a term of more than 12 months after balance sheet date it is classified as non-current.

For further information regarding the Company’s derivative instruments, see Notes 1, 2, 8 and 12.

Foreign exchange contracts

The notional principal amounts of the outstanding forward foreign exchange contracts in the main currencies U.S. dollar and Japanese yen at December 31, 2011 are U.S. dollar 48.9 million and Japanese yen 37.2 billion (2010: U.S. dollar 222.6 million and Japanese yen 27.7 billion).

The hedged highly probable forecasted transactions denominated in foreign currency are expected to occur at various dates during the coming 12 months. Gains and losses recognized in other comprehensive income (in equity) on forward contracts as of December 31, 2011 will be recognized in the consolidated statements of operations in the period or periods during which the hedged forecasted transaction affects the consolidated statements of operations.

In 2011, we recognized a net amount of EUR 58.1 million loss (2010: EUR 43.5 million loss; 2009: EUR 5.7 million gain) in the consolidated statements of operations resulting from effective cash flow hedges for forecasted sales and purchase transactions that occurred in the year. Furthermore, we recognized an amount of EUR 38.3 million loss in the consolidated statements of operations resulting from derivative financial instruments measured at fair value through profit or loss (2010: EUR 32.9 million loss; 2009: EUR 8.7 million gain).

Interest rate swaps

The notional principal amounts of the outstanding interest rate swap contracts as of December 31, 2011 were EUR 641.5 million (2010: EUR 641.5 million).

Credit risk management

Financial instruments that potentially subject ASML to significant concentrations of credit risk consist principally of cash and cash equivalents, derivative instruments used in hedging activities and accounts receivable.

Cash and cash equivalents and derivative instruments contain an element of risk of the counterparties being unable to meet their obligations. Our risk management program focuses appropriately on the current environment of uncertainty in the financial markets, especially in the euro-zone. ASML invests its cash and cash equivalents mainly in euro- denominated short-term deposits with high-rated financial institutions and the Dutch government, and partly in euro-denominated AAAm-rated money market funds that invest in high-rated short-term debt securities of financial institutions and governments. To mitigate the risk that any of our counterparties in hedging transactions is unable to meet its obligations, ASML only enters into transactions with a limited number of major financial institutions that have high credit ratings and closely monitors the creditworthiness of its counterparties. Concentration risk is mitigated by limiting the exposure on a single counterparty.

ASML’s customers consist of Integrated Circuit (“IC”) manufacturers located throughout the world. ASML performs ongoing credit evaluations of its customers’ financial condition. ASML takes additional measures to mitigate credit risk when considered appropriate by means of e.g. down payments, letters of credit, and retention of ownership provisions in contracts. Retention of ownership enables ASML to recover the systems in the event a customer defaults on payment.

Liquidity risk management

ASML’s liquidity needs are affected by many factors, some of which are based on the normal ongoing operations of the business, and others that relate to the uncertainties of the global economy and the semiconductor industry. Since our cash requirements fluctuate based on the timing and extent of these factors, ASML seeks to ensure that its sources of liquidity will be sufficient to satisfy its liquidity requirements throughout every phase of the industry cycles.

ASML’s principal sources of liquidity consist of cash flows from operations, cash and cash equivalents and available credit facilities. In addition, ASML may from time to time raise additional capital in debt and equity markets. ASML’s goal is to remain an investment grade rated company and maintain a capital structure that supports this. ASML intends to return cash to its shareholders on a regular basis in the form of dividend payments and, subject to our actual and anticipated liquidity requirements and other relevant factors, share buy backs or repayment of capital.

Cash and cash equivalents	12 Months Ended
Dec. 31, 2011
Cash and cash equivalents [Abstract]
Cash and cash equivalents

4. Cash and cash equivalents

Cash and cash equivalents at December 31, 2011 include euro-denominated short-term deposits with high-rated financial institutions and the Dutch government of EUR 1,818.6 million (2010: EUR 1,138.8 million), investments in euro-denominated AAAm-rated money market funds that invest in high-rated short-term debt securities of financial institutions and governments of EUR 369.2 million (2010: EUR 203.9 million) and interest-bearing bank accounts of EUR 544.0 million (2010: EUR 607.1 million).

Cash and cash equivalents have insignificant interest rate risk and remaining maturities of three months or less at the date of acquisition. No further restrictions on usage of cash and cash equivalents exist. The carrying amount of these assets approximates their fair value.

Accounts receivable	12 Months Ended
Dec. 31, 2011
Accounts and Finance receivables [Abstract]
Accounts receivable

5. Accounts receivable

Accounts receivable consist of the following:

As of December 31 (in thousands)	2011 EUR	2010 EUR

Accounts receivable, gross	883,209	1,125,479
Allowance for doubtful receivables	(2,582)	(1,945)

Accounts receivable, net	880,627	1,123,534

The carrying amount of the accounts receivable approximates the fair value. ASML performs ongoing credit evaluations of its customers’ financial condition. ASML regularly reviews whether an allowance for credit losses is needed by considering factors such as historical payment experience, credit quality, and age of the accounts receivables balances, and current economic conditions that may affect a customer’s ability to pay.

Movements of the allowance for doubtful receivables are as follows:

As of December 31 (in thousands)	2011 EUR	2010 EUR

Balance at beginning of year	(1,945)	(3,239)
Utilization of the provision	212	38
(Addition) / release for the year[1]	(849)	1,256

Allowance for doubtful receivables	(2,582)	(1,945)

1	(Addition) / release for the year is recorded in cost of sales.

Finance receivables	12 Months Ended
Dec. 31, 2011
Accounts and Finance receivables [Abstract]
Finance receivables

6. Finance receivables

Finance receivables consist of the net investment in sales-type leases. The following table lists the components of the finance receivables as of December 31, 2011 and 2010:

As of December 31 (in thousands)	2011 EUR	2010 EUR

Finance receivables, gross	78,853	48,398
Unearned interest	-	(6,845)

Finance receivables, net	78,853	41,553
Current portion of finance receivables, gross	78,853	16,594
Current portion of unearned interest	-	(3,946)

Non-current portion of finance receivables, net	-	28,905

At December 31, 2011, the finance receivables due for payment in each of the next five years and thereafter are as follows:

(in thousands)	EUR
2012	78,853
2013	-
2014	-
2015	-
2016	-
Thereafter	-

Finance receivables, gross	78,853

The credit quality of the Company’s finance receivables that are neither past due nor impaired is monitored as follows:

ASML performs ongoing credit evaluations of its customers’ financial condition. ASML regularly reviews whether an allowance for credit losses is needed by considering factors such as historical payment experience, credit quality, age of the finance receivables balances, and current economic conditions that may affect a customer’s ability to pay. In 2011 and 2010, the Company did not record any expected credit losses from finance receivables.

Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories

7. Inventories

Inventories consist of the following:

As of December 31 (in thousands)	2011 EUR	2010 EUR

Raw materials	258,712	248,969
Work-in-process	1,026,872	1,083,932
Finished products	532,556	353,514

Inventories, gross	1,818,140	1,686,415
Allowance for obsolescence and/or lower market value	(193,513)	(189,235)

Inventories, net	1,624,627	1,497,180

A summary of activity in the allowance for obsolescence and/or lower market value is as follows:

As of December 31 (in thousands)	2011 EUR	2010 EUR

Balance at beginning of year	(189,235)	(205,206)
Addition for the year	(60,300)	(55,691)
Effect of exchange rates	(883)	(4,148)
Utilization of the provision	56,905	75,810

Allowance for obsolescence and/or lower market value	(193,513)	(189,235)

In 2011, the addition for the year is recorded in cost of sales for an amount of EUR 60.0 million and R&D costs for an amount of EUR 0.3 million (2010: cost of sales EUR 49.0 million and R&D costs for an amount of EUR 6.7 million). The 2011 additions for the year mainly relate to obsolete parts due to technological developments and design changes which resulted in obsolescence of certain parts.

Utilization of the provision mainly relates to sale and scrap of impaired inventories. In 2011 ASML made EUR 4.5 million profit on the sale of inventories that had been previously written down (2010: EUR 68.7 million).

Other assets	12 Months Ended
Dec. 31, 2011
Other assets [Abstract]
Other assets

8. Other assets

Other current assets consist of the following:

As of December 31 (in thousands)	2011 EUR	2010 EUR

Advance payments to Zeiss	66,203	65,821
Prepaid expenses	56,300	46,325
Derivative instruments	33,817	24,401
VAT	47,543	35,065
Other receivables	27,504	41,298
Other	6,728	1,252

Other current assets	238,095	214,162

Zeiss is the Company’s sole supplier of lenses and, from time to time, receives non-interest bearing advance payments from the Company that assist in financing Zeiss’ work-in-process and thereby secure lens deliveries to the Company. Amounts owed under these advance payments are repaid through lens deliveries over the next 12 months.

Prepaid expenses include a tax prepayment on intercompany profit, not realized by the Group of EUR 27.5 million as of December 31, 2011 (2010: EUR 26.0 million).

Derivative financial instruments consist of currency contracts and the current part of the fair value of interest rate swaps which includes accrued interest.

Other non-current assets consist of the following:

As of December 31 (in thousands)	2011 EUR	2010 EUR

Advance payments to Zeiss	187,950	140,016
Derivative instruments	92,534	71,779
Compensation plan assets[1]	10,577	9,626
Prepaid expenses	5,749	7,617
Subordinated loan granted to lessor in respect of Veldhoven headquarters [2]	5,445	5,445
Other	4,996	1,229

Other non-current assets	307,251	235,712

1	For further details on compensation plan assets see Note 17.
2	For further details on loan granted to lessor in respect of Veldhoven headquarters see Note 11.

The non-current part of advance payments to Zeiss mainly relates to payments made to support the Zeiss investments for ASML’s EUV program, which are expected to be repaid through EUV lens deliveries.

Derivative instruments consist of the non-current portion of the fair value of interest rate swaps which includes accrued interest.

Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill and Other intangible assets [Abstract]
Goodwill

9. Goodwill

Changes in goodwill are summarized as follows:

As of December 31 (in thousands)	2011 EUR	2010 EUR

Cost
Balance, January 1	141,286	131,462
Effect of exchange rates	4,758	9,824

Goodwill	146,044	141,286

The goodwill relates to the acquisition of Brion in March 2007. Goodwill is tested for impairment annually on September 30 and whenever events or changes in circumstances indicate that the carrying amount of the goodwill may not be recoverable. For the purpose of impairment testing, goodwill is allocated to the reporting unit Brion. The fair value of the reporting unit Brion is calculated based on the discounted cash flow method (income approach). These calculations use after-tax discounted cash flow projections based on the strategic plan approved by management.

The material assumptions used by management for the fair value calculation of the reporting unit (based on past experience) are:

•

Cash flow projections for the coming five years are based on a significant growth scenario, reflecting the start-up nature of Brion. Projections are built bottom-up, using estimates for revenue, gross profit, R&D costs and SG&A costs.

•

Brion will grow at a weighted average growth rate of 3.0 percent from the fifth year onwards, which management believes is a reasonable estimate that does not exceed the long-term historical average growth rate for the lithography business in which Brion operates.

•

A post-tax discount rate of 13.7 percent representing Brion’s weighted average cost of capital (“WACC”) based on our assessment of the WACC that would be used by an external market participant, was determined using an adjusted version of the Capital Asset Pricing Model. Since Brion is not financed with debt, WACC was assumed to equal Brion’s cost of equity. The discount rate in 2011 increased compared with the discount rate of 13.1 percent used in 2010, reflecting management’s assessment of increased market uncertainty.

Management believes that the fair value calculated reflects the amount a market participant would be willing to pay. Based on this analysis management believes that the fair value of the reporting unit substantially exceeded its carrying value and that, therefore, goodwill was not impaired as of December 31, 2011 and December 31, 2010.

Other intangible assets	12 Months Ended
Dec. 31, 2011
Goodwill and Other intangible assets [Abstract]
Other intangible assets

10. Other intangible assets

Other intangible assets consist of the following:

(in thousands)	Intellectual property EUR	Developed technology EUR	Customer relationships EUR	In-process R&D EUR	Other EUR	Total EUR
Cost
Balance, January 1, 2010	47,250	24,495	8,263	23,148	2,196	105,352
Effect of exchange rates	-	1,388	470	-	35	1,893

Balance, December 31, 2010	47,250	25,883	8,733	23,148	2,231	107,245

Balance, December 31, 2011	47,250	25,883	8,733	23,148	2,231	107,245

Accumulated amortization and impairment
Balance, January 1, 2010	47,013	12,268	2,927	23,148	1,868	87,224
Amortization	211	4,052	1,084	-	108	5,455
Effect of exchange rates	-	723	174	-	18	915

Balance, December 31, 2010	47,224	17,043	4,185	23,148	1,994	93,594
Amortization	4	4,080	1,092	-	109	5,285

Balance, December 31, 2011	47,228	21,123	5,277	23,148	2,103	98,879

Carrying amount
December 31, 2010	26	8,840	4,548	-	237	13,651
December 31, 2011	22	4,760	3,456	-	128	8,366

Intellectual property relates to licenses and patents purchased from third parties. Developed technology, customer relationships, in-process R&D and other were obtained in the acquisition of Brion.

During 2011, the Company recorded amortization charges of EUR 5.3 million (2010: EUR 5.5 million; 2009: EUR 8.8 million) which were fully recorded in cost of sales in all these years.

During 2011, 2010 and 2009, the Company did not record any impairment charges for other intangible assets.

Estimated amortization expenses relating to other intangible assets for the next five years and thereafter are as follows:

(in thousands)	EUR
2012	5,285
2013	1,794
2014	1,095
2015	186
2016	4
Thereafter	2

Amortization expenses	8,366

Property, plant and equipment	12 Months Ended
Dec. 31, 2011
Property, plant and equipment [Abstract]
Property, plant and equipment

11. Property, plant and equipment

Property, plant and equipment consist of the following:

(in thousands)	Land, buildings and constructions EUR	Machinery and equipment EUR	Leasehold improvements EUR	Furniture, fixtures and other equipment EUR	Total EUR

Cost
Balance, January 1, 2010	482,233	533,134	154,966	286,484	1,456,817
Additions	38,528	244,123	31,015	29,129	342,795
Disposals	(2,876)	(187,181)	(1,103)	(1,844)	(193,004)
Effect of exchange rates	8,970	19,177	757	2,475	31,379

Balance, December 31, 2010	526,855	609,253	185,635	316,244	1,637,987
Additions	213,513	355,358	20,918	29,314	619,103
Disposals	-	(212,286)	(216)	(1,619)	(214,121)
Effect of exchange rates	1,773	11,698	323	1,040	14,834

Balance, December 31, 2011	742,141	764,023	206,660	344,979	2,057,803

Accumulated depreciation and impairment
Balance, January 1, 2010	92,043	339,493	114,929	254,992	801,457
Depreciation	28,125	79,970	14,919	21,548	144,562
Impairment charges	6,673	1,178	500	212	8,563
Disposals	(1,328)	(71,809)	(1,045)	(1,696)	(75,878)
Effect of exchange rates	1,996	9,194	438	2,324	13,952

Balance, December 31, 2010	127,509	358,026	129,741	277,380	892,656
Depreciation	27,362	99,968	13,128	17,575	158,033
Impairment charges	-	3,508	2,789	5,975	12,272
Disposals	-	(64,417)	(41)	(988)	(65,446)
Effect of exchange rates	1,006	4,715	158	799	6,678

Balance, December 31, 2011	155,877	401,800	145,775	300,741	1,004,193

Carrying amount
December 31, 2010	399,346	251,227	55,894	38,864	745,331
December 31, 2011	586,264	362,223	60,885	44,238	1,053,610

As of December 31, 2011, the carrying amount includes assets under construction for land, buildings and constructions of EUR 165.0 million (2010: EUR 31.8 million), machinery and equipment of EUR 16.6 million (2010: EUR 16.3 million), leasehold improvements of EUR 1.3 million (2010: EUR 29.1 million) and furniture, fixtures and other equipment of EUR 8.0 million (2010: EUR 6.9 million). As of December 31, 2011, the carrying amount of land amounts to EUR 51.1 million (2010: EUR 36.1 million).

The majority of the additions and disposals in 2011 and 2010 relate to machinery and equipment (including operating leases, prototypes, evaluation and training systems). These systems are similar to those that ASML sells in its ordinary course of business. The systems are capitalized under property, plant and equipment because they are held for own use, for rental and for evaluation purposes. These systems are recorded at cost and depreciated over their expected useful life. From the time that these assets are no longer held for use but intended for sale in the ordinary course of business, they are reclassified from property, plant and equipment to inventory at the lower of their carrying value or fair market value. Since the transfers between inventory and property, plant and equipment are non-cash events, these are not reflected in the consolidated statements of cash flows. An amount of EUR 300.5 million (2010: EUR 214.1 million) of the additions relates to non-cash transfers from inventory and an amount of EUR 17.7 million relates to other non-cash movements (mainly investments not yet paid). An amount of EUR 145.3 million (2010: EUR 110.4 million) of the disposals relates to non-cash transfers to inventory. When sold, the proceeds and cost of these systems are recorded as net sales and cost of sales, respectively, identical to the treatment of other sales transactions. The cost of sales for these systems includes the inventory value and the additional costs of refurbishing (materials and labor).

The impairment charges recorded in 2011 mainly related to machinery and equipment and furniture, fixture and other equipment (EUR 9.5 million). The Company recorded impairment charges with respect to technical equipment and software which are ceased to be used. The impairment charges were determined based on the difference between the assets’ value estimated fair value (being EUR 1.9 million) and their carrying amount.

The impairment charges recorded in 2010 mainly related to buildings and constructions (EUR 6.7 million). The Company recorded impairment charges with respect to several technical infrastructure items which are ceased to be used due to technical changes relating to NXE (EUV) development. The impairment charges were determined based on the difference between the assets’ estimated fair value (being EUR 0.4 million) and their carrying amount.

The impairment charges recorded in 2009 mainly related to machinery and equipment (EUR 11.2 million). The Company impaired certain non-leading-edge systems and machinery and equipment that had ceased to be used or would cease to be used during the expected economic life, and which management no longer believes can be sold because of lack of demand for these products. The impairment charges were determined based on the difference between the assets’ estimated fair value (being EUR 7.0 million) and their carrying amount.

In determining the fair value of an asset, the Company makes estimates about future cash flows. These estimates are based on the Company’s financial plan updated with the latest available projection of semiconductor market conditions and the Company’s sales and cost expectations which are consistent with the plans and estimates that it uses to manage its business.

As of December 31, 2011, the carrying amount of machinery and equipment includes an amount of EUR 201.4 million with respect to evaluation and operating lease systems (2010: EUR 63.0 million).

During 2011, the Company recorded impairment charges of EUR 12.3 million (2010: EUR 8.6 million; 2009: EUR 15.9 million) of which it recorded EUR 6.2 million (2010: EUR 7.3 million; 2009: EUR 2.1 million) in cost of sales, EUR 3.5 million (2010: EUR 0.7 million; 2009: EUR 9.1 million) in R&D costs and EUR 2.6 million (2010: EUR 0.6 million; 2009: EUR 4.7 million) in SG&A costs.

During 2011, the Company recorded depreciation charges of EUR 158.0 million (2010: EUR 144.6 million; 2009: EUR 131.1 million) of which it recorded EUR 117.7 million (2010: EUR 108.7 million; 2009: EUR 83.6 million) in cost of sales, EUR 24.9 million (2010 EUR 16.7 million; 2009: EUR 21.9 million) in R&D costs and EUR 15.4 million (2010: EUR 19.2 million; 2009: EUR 25.6 million) in SG&A costs.

Variable Interest Entity

The carrying amount of land, buildings and constructions includes an amount of EUR 33.8 million (2010: EUR 35.2 million) relating to the Company’s headquarters in Veldhoven, the Netherlands, which is owned by Koppelenweg II B.V., a Variable Interest Entity (“VIE”).

In 2003, the Company moved to its current Veldhoven headquarters. The Company is leasing these headquarters for a period of 15 years (from 2003) from an entity (“lessor”) that was incorporated by a syndicate of three banks (“shareholders”) solely for the purpose of leasing this building. The lessor’s shareholders’ equity amounts to EUR 1.9 million and did not change since 2003.

The shareholders each granted a loan of EUR 11.6 million and a fourth bank granted a loan of EUR 12.3 million (EUR 47.1 million in total) to the parent of the lessor. ASML provided the parent of the lessor with a subordinated loan of EUR 5.4 million and has a purchase option that is exercisable either at the end of the lease in 2018, at a price of EUR 24.5 million, or during the lease at a price equal to the book value of the assets. The total assets of the lessor entity amounted to EUR 54.5 million at inception of the lease. The entity is determined to be a VIE because the equity investors do not have sufficient equity at risk for the legal entity to finance its activities without sufficient additional subordinated support.

The primary purpose for which the VIE was created was to provide ASML with use of the building for 15 years, where ASML does not retain substantially all the risks and rewards from changes in value of the building. The main activities of the entity are to rent, re-market and ultimately sell the building that is owned by the VIE. The economic performance of the VIE is most significantly impacted by the ability of the lessee (ASML) to exercise the call option at any time during the lease term, and thus the Company could potentially benefit from increases in the fair value of the building.

While the debt holders have a variable interest, and may absorb losses, and the equity holders have a variable interest and may receive benefits, they do not have the power to direct activities that most significantly impact the entity’s economic performance and therefore, cannot be the primary beneficiary. Through the pre-determined price of the call option ASML has the power over the VIE, therefore only ASML meets both the power and losses/benefit criterion and consolidates the VIE.

Accrued and other liabilities	12 Months Ended
Dec. 31, 2011
Accrued and other liabilities [Abstract]
Accrued and other liabilities

12. Accrued and other liabilities

Accrued and other liabilities consist of the following:

As of December 31 (in thousands)	2011 EUR	2010 EUR

Deferred revenue	816,045	543,145
Costs to be paid	260,651	270,836
Deposits from customers	-	150,000
Down payments from customers	1,057,046	675,636
Personnel related items	212,059	177,025
Derivative instruments	40,359	34,898
Standard warranty reserve	43,273	37,965
Other	2,313	2,314

Accrued and other liabilities	2,431,746	1,891,819
Less: non-current portion of accrued and other liabilities [1]	663,099	373,070

Current portion of accrued and other liabilities	1,768,647	1,518,749

1	The main part of the non-current portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of EUV systems.

The increase in accrued and other liabilities mainly relates to deferred revenue and down payments from customers.

Deferred revenue mainly consists of prepaid extended and enhanced (optic) warranty contracts and award credits regarding free or discounted products or services. The increase in deferred revenue is mainly caused by an increase in volume purchase agreements. Further, one NXE:3100 system shipment is included for an amount of EUR 48.6 million, which has not been fully installed at the customer’s location yet.

Costs to be paid mainly relate to accrued cost for unbilled services provided by vendors including contracted labor, outsourced services and consultancy.

The Company receives advances from customers prior to shipment for systems included in ASML’s current product portfolio or systems currently under development in the form of down payments.

Personnel related items mainly consist of accrued management bonuses, accrued profit sharing, accrued vacation days, accrued vacation allowance, accrued wage tax, social securities and accrued pension premiums.

Derivative financial instruments consist of currency contracts and the fair value of interest rate swaps which includes accrued interest.

Changes in standard warranty reserve for the years 2011 and 2010 are as follows:

(in thousands)	2011 EUR	2010 EUR

Balance, January 1	37,965	23,208
Additions of the year	61,279	46,467
Utilization of the reserve	(26,968)	(14,325)
Release of the reserve	(29,415)	(18,480)
Effect of exchange rates	412	1,095

Standard warranty reserve	43,273	37,965

The release of the reserve is due to a change in accounting estimate based on lower than expected historical warranty expenses as a result of an improved learning-curve concerning ASML’s systems. The release has been included in cost of sales.

In 2011 and 2010 the reassessments of the warranty reserve, and resulting change in accounting estimate, did not have a material impact on the Company’s financial position or results of operations.

Provisions	12 Months Ended
Dec. 31, 2011
Provisions [Abstract]
Provisions

13. Provisions

The movement in the provision for lease contract termination costs is as follows:

(in thousands)	Lease contract termination costs EUR

Balance, January 1, 2010	15,198
Utilization of the provision	(2,576)
Unwinding of discount	305
Effect of exchange rates	1,134

Balance, December 31, 2010	14,061
Utilization of the provision	(2,452)
Unwinding of discount	421
Effect of exchange rates	308

Balance, December 31, 2011	12,338

Non-current portion of provisions
December 31, 2010	11,811
December 31, 2011	10,012

The provision for lease contract termination costs relates to an operating lease contract for a building for which no economic benefits are expected. The provision for lease contract termination costs is expected to be utilized by 2017.

Long-term debt	12 Months Ended
Dec. 31, 2011
Long-term debt/Lines of credit [Abstract]
Long-term debt

14. Long-term debt

The long-term debt consists of the following:

As of December 31 (in thousands)	2011 EUR	2010 EUR

Eurobond, carrying amount	695,618	674,835
Loan headquarter building[1]	33,795	35,225
Other	6,955	-

Long-term debt	736,368	710,060
Less: current portion of long-term debt	2,587	1,429

Non-current portion of long-term debt	733,781	708,631

1	This loan relates to the Company’s Variable Interest Entity, see Note 11.

The Company’s obligations to make principal repayments under the Eurobond and other borrowing arrangements as of December 31, 2011, for the next five years and thereafter and excluding interest expense, are as follows:

(in thousands)	EUR

2012	2,587
2013	2,481
2014	2,379
2015	2,379
2016	2,379
Thereafter	628,545

Long-term debt	640,750
Less: current portion of long-term debt	2,587

Non-current portion of long-term debt	638,163

Eurobond

The following table summarizes the carrying amount of the Company’s outstanding Eurobond, including the fair value of interest rate swaps used to hedge the change in the fair value of the Eurobond:

As of December 31 (in thousands)	2011 EUR	2010 EUR

Eurobond
Principal amount	600,000	600,000
Fair value interest rate swaps[1]	95,618	74,835

Carrying amount	695,618	674,835

1	The fair value of the interest rate swaps excludes accrued interest.

In June 2007, ASML completed an offering of EUR 600.0 million principal amount of its Eurobond, with 5.75 percent interest payable annually on June 13. The notes are redeemable at the option of ASML, in whole or in part, at any time by paying a make whole premium, and unless previously redeemed, will be redeemed at 100 percent of their principal amount on June 13, 2017.

The Eurobond serves as a hedged item in a fair value hedge relationship in which ASML hedges the variability of changes in the fair value of the Company’s Eurobond due to changes in market interest rates. The fair value changes of the interest rate swaps are recorded on the balance sheet under derivative financial instruments (within other current and non-current assets). Therefore, the carrying amount is only adjusted for fair value changes in interest rate swaps. The following table summarizes the estimated fair value of the Eurobond:

As of December 31 (in thousands)	Principal Amount EUR	2011 Carrying Amount EUR	Fair Value[1] EUR	Principal Amount EUR	2010 Carrying Amount EUR	Fair Value[1] EUR

Eurobond	600,000	695,618	640,500	600,000	674,835	631,452

1	Source: Bloomberg Finance LP

The fair value of the Company’s Eurobond is estimated based on quoted market prices as of December 31, 2011. The fair value of the Eurobond is higher than the principal amount as a result of lower market interest rates.

Lines of credit	12 Months Ended
Dec. 31, 2011
Long-term debt/Lines of credit [Abstract]
Lines of credit

15. Lines of credit

The Company’s available credit facilities amount to EUR 500.0 million as of December 31, 2011 and EUR 700.0 million as of December 31, 2010. The amount at December 31, 2011 consists of one EUR 500.0 million committed revolving credit facility from a group of banks that will mature in 2015. The credit facility contains a restrictive covenant that requires the Company to maintain a minimum committed capital to net total assets ratio of 40.0 percent calculated in accordance with contractually agreed definitions. As of December 31, 2011 and December 31, 2010, this ratio was 87.7 percent and 78.0 percent, respectively. Therefore, the Company was in compliance with the covenant at the end of 2011 and 2010. Outstanding amounts under this credit facility will bear interest at EURIBOR or LIBOR plus a margin that depends on the Company’s liquidity position. No amounts were outstanding under this credit facility at the end of 2011 and 2010.

The undrawn EUR 200.0 million loan facility (between the Company and the European Investment Bank) matured in 2011, as the availability period to draw the facility ended on March 31, 2011.

Commitments, contingencies and guarantees	12 Months Ended
Dec. 31, 2011
Commitments, contingencies and guarantees / Legal contingencies [Abstract]
Commitments, contingencies and guarantees

16. Commitments, contingencies and guarantees

The Company has various contractual obligations, some of which are required to be recorded as liabilities in the Company’s consolidated financial statements, including long- and short-term debt. Others, namely operating lease commitments, purchase obligations and guarantees, are generally not required to be recognized as liabilities on the Company’s balance sheet but are required to be disclosed.

Tabular Disclosure of Contractual Obligations

The Company’s contractual obligations as of December 31, 2011 can be summarized as follows:

Payments due by period (in thousands)	Total EUR	1 year EUR	2 year EUR	3 year EUR	4 year EUR	5 year EUR	After 5 years EUR

Long-Term Debt Obligations, including interest expenses [1]	859,575	38,779	38,653	38,571	38,570	38,571	666,431
Operating Lease Obligations	102,051	32,858	22,659	16,055	11,812	8,252	10,415
Purchase Obligations	1,884,452	1,674,077	190,054	8,986	4,112	4,019	3,204
Unrecognized Tax Benefits	64,990	10,141	5,989	647	-	17,051	31,162

Total Contractual Obligations	2,911,068	1,755,855	257,355	64,259	54,494	67,893	711,212

1	See Note 14 for the amounts excluding interest expense.

Long-term debt obligations mainly relate to interest payments and principal amount of the Eurobond. See Note 14.

Operating lease obligations include leases of equipment and facilities. Lease payments recognized as an expense were EUR 40.6 million, EUR 37.9 million and EUR 37.1 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Several operating leases for the Company’s buildings contain purchase options, exercisable at the end of the lease, and in some cases, during the term of the lease. The amounts to be paid if ASML should exercise these purchase options at the end of the lease as of December 31, 2011 can be summarized as follows:

Purchase options due by period (in thousands)	Total EUR	1 year EUR	2 year EUR	3 year EUR	4 year EUR	5 year EUR	After 5 years EUR

Purchase options	22,982	-	-	8,999	-	13,983	-

Purchase obligations include purchase commitments with vendors in the ordinary course of business. ASML expects that it will honor these purchase obligations to fulfill future sales, in line with the timing of those future sales. The general terms and conditions of the agreements relating to the major part of the Company’s purchase commitments as of December 31, 2011 contain clauses that enable ASML to delay or cancel delivery of ordered goods and services up to the dates specified in the corresponding purchase contracts. These terms and conditions that ASML has agreed with its supply chain partners give ASML additional flexibility to adapt its purchase obligations to its requirements in light of the inherent cyclicality of the semiconductor equipment industry in which the Company operates. The Company establishes a provision for cancellation fees when it is probable that the liability has been incurred and the amount of cancellation fees is reasonably estimable.

Unrecognized tax benefits relate to a liability for uncertain tax positions for a total amount of EUR 65.0 million. Additionally, we have recorded uncertain tax positions for an amount of EUR 90.4 million for which the timing of cash outflows is uncertain because in certain tax jurisdictions ASML’s position has been contested by the tax authorities. The duration of the associated litigation procedures cannot be assessed. See Note 19.

Employee benefits	12 Months Ended
Dec. 31, 2011
Employee benefits [Abstract]
Employee benefits

17. Employee benefits

Bonus plan

The Company’s bonus expenses of all bonus plans including Board of Management) were:

Year ended December 31 (in thousands)	2011 EUR	2010 EUR	2009 EUR

Bonus expenses	15,557	12,489	15,693

ASML has a performance related bonus plan for the Board of Management for an amount of EUR 1.7 million for which we refer to note 21.

ASML has a performance related bonus plan for senior management, who are not members of the Board of Management. Under this plan, the bonus amount is dependent on actual performance against corporate, departmental and personal targets. The bonus for members of senior management can range between 0.0 percent and 40.0 percent, or 0.0 percent and 70.0 percent, of their annual salaries, depending upon their seniority. The performance targets for 2011 are set for each half year. The bonus of the first half of 2011 was paid in the second half of 2011. The bonus of the second half is accrued for in the consolidated balance sheet as of December 31, 2011 and is expected to be paid in the first quarter of 2012. The Company’s bonus expenses under this plan were:

Year ended December 31 (in thousands)	2011 EUR	2010 EUR	2009 EUR

Bonus expenses	13,131	9,694	9,167

ASML had a retention bonus plan for employees and executives of Brion for the period March 2007 to March 2010. The first retention bonus was conditional on the first year of employment after the acquisition date and was paid in March 2008. The second retention bonus was conditional on the second year of employment after the acquisition date and was paid in March 2009. The third retention bonus was conditional on the third year of employment after the acquisition date and was paid in March 2010. ASML has an additional retention bonus plan for the period from March 2010 to March 2012 for executives of Brion including two retention bonuses. The first retention bonus is conditional over the first year of employment and was paid in April 2011. The second retention bonus is conditional over the second year of employment and is payable in April 2012. The Company’s bonus expenses under these plans were:

Year ended December 31 (in thousands)	2011 EUR	2010 EUR	2009 EUR

Bonus expenses	737	1,165	5,222

Profit-sharing plan

ASML has a profit-sharing plan covering all European and US non-sales employees who are not members of the Board of Management or senior management. Under the plan, eligible employees receive an annual profit-sharing bonus, based on a percentage of net income relative to sales ranging from 0.0 to 20.0 percent of annual salary. The profit sharing for the years 2011 and 2010 was 20.0 percent or EUR 64.0 million and 18.0 percent or EUR 52.2 million, respectively. For the year 2009 there was no profit sharing. Company profit is also one of the criteria for the individual variable pay programs for employees in Asia and employees eligible to the sales reward plan which amount to EUR 23.2 million for 2011 (including EUR 2.5 million for the sales reward plan), EUR 23.1 million for 2010 and EUR 8.1 million for 2009.

Share-based compensation

The Company has adopted various share (option) plans for its employees. Each year, the Board of Management determines, by category of ASML personnel, the total available number of stock options and maximum number of shares that can be granted in that year. The determination is subject to the approval of the Supervisory Board of the Company. For members of the Board of Management ASML has separate share-based payment plans, for details on service and vesting conditions see below and for additional information see note 21. Our current share-based payment plans do not provide cash settlement of options and shares.

The total gross amount of recognized compensation expenses associated with share-based payments (including share-based payments to the Board of Management) was EUR 12.4 million in 2011, EUR 12.1 million in 2010 and EUR 13.4 million in 2009. The tax benefit recognized related to the recognized expenses amounts to EUR 0.5 million in 2011, EUR 1.0 million in 2010 and EUR 1.4 million in 2009.

Total compensation expenses related to non-vested awards to be recognized in future periods amount to EUR 23.3 million as per December 31, 2011 (2010: EUR 16.7 million; 2009: EUR 15.4 million). The weighted average period over which these costs are expected to be recognized is calculated at 1.9 years (2010: 2.0 years; 2009: 1.7 years).

Option plans

Options granted under ASML’s stock option plans have fixed exercise prices equal to the closing price of the Company’s ordinary shares on Euronext Amsterdam or NASDAQ on the applicable grant-dates. Granted stock options generally vest over a three-year period with any unexercised stock options expiring ten years after the grant-date.

ASML has six different stock option plans:

•	Employee plan
•	Option purchase plan
•	Brion stock option plan
•	Senior management plan
•	Stock option extension plan
•	Board of Management performance option plan until 2009 (see note 21)

The Option purchase plan and Stock option extension plan have no service and vesting conditions. The other plans have service conditions which are similar. Furthermore the senior and Board of management plans have vesting conditions which are based on performance. The fair value of the stock options is determined using a Black-Scholes option valuation model.

The Black-Scholes option valuation of the Company’s stock options is based on the following assumptions:

Year ended December 31	2011	2010	2009

Weighted average share price (in EUR)	28.0	24.1	16.7
Volatility (in percentage)	37.8	36.4	51.7
Expected life (in years)	4.8	4.6	4.6
Risk free interest rate	2.9	2.5	3.2
Expected dividend yield (in EUR)	1.25	1.06	1.06
Forfeiture rate[1]	-	-	-

1	As of three years ended December 31, 2011, forfeitures are estimated to be nil.

When establishing the expected life assumption the Company annually takes into account the contractual terms of the stock options as well as historical employee exercise behavior.

Details with respect to stock options are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2011	2010	2009	2011	2010	2009

Weighted average fair value of stock options granted	8.28	8.22	6.21	10.42	11.10	13.42
Weighted average share price at the exercise date of stock options	29.39	25.77	22.02	41.94	33.79	31.28
Aggregate intrinsic value of stock options exercised (in thousands)	30,204	22,720	14,394	11,323	13,669	5,837
Aggregate remaining contractual term of currently exercisable options (years)	2.08	2.86	4.27	1.80	2.59	4.00
Aggregate intrinsic value of exercisable stock options (in thousands)	39,384	54,109	55,138	20,492	25,780	33,329
Aggregate intrinsic value of outstanding stock options (in thousands)	45,141	65,240	63,423	20,791	28,024	35,919

The number and weighted average exercise prices of stock options as of December 31, 2011, and changes during the year then ended are presented below:

	EUR-denominated		USD-denominated
	Number of options	Weighted average exercise price per ordinary share (EUR)	Number of options	Weighted average exercise price per ordinary share (USD)

Outstanding, December 31, 2010	7,155,353	30.06	2,195,702	30.27
Granted	30,906	28.47	22,508	39.92
Exercised	(1,956,207)	13.96	(413,043)	14.53
Forfeited	(101,449)	53.16	(12,862)	22.55
Expired	-	-	-	-

Outstanding, December 31, 2011	5,128,603	35.73	1,792,305	31.33
Exercisable, December 31, 2011	4,795,815	37.16	1,758,505	31.30

Details with respect to the stock options outstanding are set out in the following table:

EUR-denominated			USD-denominated
Range of exercise prices (EUR)	Number of outstanding December 31, 2011	Weighted average remaining contractual life of outstanding options (years)	Range of exercise prices (USD)	Number of outstanding December 31, 2011	Weighted average remaining contractual life of outstanding options (years)

0 - 10	7,200	1.06	0 - 10	124,417	3.47
10 - 15	1,566,849	4.38	10 - 15	404,270	2.60
15 - 20	632,665	4.84	15 - 20	7,650	6.80
20 - 25	359,559	5.83	20 - 25	173,872	5.50
25 - 40	28,942	9.65	25 - 40	135,229	6.54
40 - 50	254,386	0.06	40 - 50	893,714	0.07
50 - 60	2,279,002	0.06	50 - 60	53,153	0.06

Total	5,128,603	2.43	Total	1,792,305	1.92

In 2011, 2010 and 2009 only repurchased shares were used to satisfy the option rights upon exercise. For more information with respect to repurchased shares we refer to Note 27.

Share plans

Shares granted under ASML’s share plans include a three-to-four year service period and for some plans performance conditions. The fair value of shares is determined based on the closing trading price of the company’s shares on Euronext Amsterdam or NASDAQ on the grant date.

ASML has six different share plans:

•	Employee plan
•	Share purchase plan
•	New hire performance share plan
•	Brion performance share plan
•	Senior management plan
•	Board of management performance share plan (see note 21)

The Share purchase plan has no service and vesting conditions. The employee plan has only service conditions. The other plans have service conditions which are similar and have vesting conditions which are based on performance.

Details with respect to shares are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2011	2010	2009	2011	2010	2009

Total fair value at vesting date of shares vested during the year (in thousands)	9,155	6,165	3,416	1,956	8,856	5,508
Weighted average fair value of shares granted	28.09	23.51	15.42	39.00	31.66	29.11

A summary of the status of conditionally outstanding shares as of December 31, 2011, and changes during the year ended December 31, 2011, is presented below:

	EUR- denominated Number of Shares	Weighted average grant date fair value (EUR)	USD- denominated Number of Shares	Weighted average grant date fair value (USD)

Conditional shares outstanding at January 1, 2011	1,141,833	19.75	288,867	26.22
Granted	733,546	28.09	128,468	39.00
Vested/Issued	(322,545)	18.21	(51,547)	27.02
Forfeited	(42,019)	20.38	(83,492)	24.00

Conditional shares outstanding at December 31, 2011	1,510,815	24.11	282,296	32.55

Other plans

Stock Option Extension Plans and Financing

In 2002, employees were offered an extension of the option period for options granted in 2000. As a result the option period was extended until 2012. Employees who accepted the extension became subject to additional exercise periods in respect of their options. At the modification date, there was no intrinsic value of the modified award because the exercise price under each plan still exceeded ASML’s stock price on the modification date. As a result, these stock option extensions did not result in recognition of any compensation expense in accordance with ASC 718.

Stock option plans that were issued before 2001 were constructed with a virtual financing arrangement in compliance with the applicable laws and after obtaining the necessary corporate approvals, whereby ASML loaned the tax value of the options granted to employees subject to the Dutch tax-regime. The interest-free loans issued under this arrangement are repayable to ASML on the exercise date of the respective option, provided that the option is actually exercised. If the options expire unexercised, the loans are forgiven.

ASML’s Supervisory Board approved the Stock Option Plans 2000 at the time, including the loans, as these were part of the Stock Option Plan.

In 2006, the Company launched a stock option plan for Dutch employees holding stock options granted in 2000 (option “A”), which expire in 2012. In this plan the Company granted options (option “B”) which only become effective after option “A” expires unexercised in 2012. The virtual employee loan in conjunction with option “A” will then be transferred to option “B” and consequentially gets the status of a perpetual loan.

No compensation expenses are included in the consolidated statements of operations for the years 2011, 2010 and 2009.

Employee Purchase Plan

Every quarter, ASML offers its worldwide payroll employees the opportunity to buy ASML shares or ASML stock options against fair value out of their net salary. The fair value for shares is determined based on the closing price of the ordinary shares on Euronext Amsterdam on the grant-date. The fair value of the stock options is determined using a Black-Scholes option valuation model. For the assumptions on which the Black-Scholes option valuation model is used, see the disclosure above under the caption “Option Plans”. The maximum net amount for which employees can participate in the plan amounts to 10.0 percent of gross base salary. When employees retain the shares and/or stock options for a minimum of 12 months, ASML will pay out a 20.0 percent cash bonus on the net invested amount.

Deferred compensation plans

In July 2002, ASML adopted a non-qualified deferred compensation plan for its United States employees that allows a select group of management or highly compensated employees to defer a portion of their salary, bonus, and commissions. The plan allows ASML to credit additional amounts to the participants’ account balances. The participants divide their funds among the investments available in the plan. Participants elect to receive their funds in future periods after the earlier of their employment termination or their withdrawal election, at least three years after deferral. There were minor expenses relating to this plan in 2011, 2010 and 2009. On December 31, 2011 and 2010, the Company’s liability under the deferred compensation plan was EUR 10.2 million and EUR 9.4 million, respectively.

Pension plans

ASML maintains various pension plans covering substantially all of its employees. The Company’s employees in the Netherlands, approximately 4,500 in full-time equivalents (“FTEs”), participate in a multi-employer union plan (“Bedrijfstakpensioenfonds Metalektro”) determined in accordance with the collective bargaining agreements effective for the industry in which ASML operates. This collective bargaining agreement has no expiration date. This multi-employer union plan covers approximately 1,220 companies and 139,000 contributing members. ASML’s contribution to the multi-employer union plan is less than 5.0% of the total contribution to the plan as per the annual report for the year ended December 31, 2010. The plan monitors its risks on a global basis, not by company or employee, and is subject to regulation by Dutch governmental authorities. By law (the Dutch Pension Act), a multi-employer union plan must be monitored against specific criteria, including the coverage ratio of the plan’s assets to its obligations. This coverage ratio must exceed 104.3 percent for the total plan. Every company participating in a Dutch multi-employer union plan contributes a premium calculated as a percentage of its total pensionable salaries, with each company subject to the same percentage contribution rate. The premium can fluctuate yearly based on the coverage ratio of the multi-employer union plan. The pension rights of each employee are based upon the employee’s average salary during employment.

ASML’s net periodic pension cost for this multi-employer union plan for any period is the amount of the required contribution for that period. A contingent liability may arise from, for example, possible actuarial losses relating to other participating entities because each entity that participates in a multi-employer union plan shares in the actuarial risks of every other participating entity or any responsibility under the terms of a plan to finance any shortfall in the plan if other entities cease to participate.

The coverage ratio of the multi-employer union plan decreased to 90.0 percent as of December 31, 2011 (December 31, 2010: 96.0 percent). Because of the low coverage ratio, PME (“Pensioenfonds Metalektro) prepared and executed a so-called “Recovery Plan” which was approved by De Nederlandsche Bank (the Dutch central bank, which is the supervisor of all pension companies in the Netherlands). Due to the low coverage ratio and according the obligation of the “Recovery Plan” the pension premium percentage will increase from 23.0 percent in 2011 to 24.0 percent in 2012. The coverage ratio is calculated by dividing the fund’s capital by the total sum of pension liabilities and is based on actual market interest.

ASML also participates in several defined contribution pension plans, with ASML’s expenses for these plans equaling the contributions made in the relevant period.

The Company’s pension and retirement expenses for all employees for the three years ended December 31, 2011, 2010 and 2009 were:

Year ended December 31 (in thousands)	2011 EUR	2010 EUR	2009 EUR

Pension plan based on multi-employer union plan	31,819	29,643	30,930
Pension plans based on defined contribution	14,128	10,950	8,895

Pension and retirement expenses	45,947	40,593	39,825

Legal contingencies	12 Months Ended
Dec. 31, 2011
Commitments, contingencies and guarantees / Legal contingencies [Abstract]
Legal contingencies

18. Legal contingencies

ASML is party to various legal proceedings generally incidental to its business. ASML also faces exposures from other actual or potential claims and legal proceedings. In addition, ASML customers may be subject to claims of infringement from third parties alleging that the ASML equipment used by those customers in the manufacture of semiconductor products, and/or the methods relating to use of the ASML equipment, infringes one or more patents issued to those third parties. If these claims were successful, ASML could be required to indemnify such customers for some or all of any losses incurred or damages assessed against them as a result of that infringement.

The Company accrues for legal costs related to litigation in its statement of operations at the time when the related legal services are actually provided to ASML. In 2011, no estimated losses were recorded as a charge to the Company’s consolidated statements of operations (2010: EUR 1.5 million loss and 2009: no estimated losses were recorded).

From late 2001 through 2004, the Company was party to a series of civil litigations and administrative proceedings in which Nikon alleged ASML’s infringement of Nikon patents relating to lithography. ASML in turn filed claims against Nikon. Pursuant to agreements executed on December 10, 2004, ASML, Zeiss and Nikon agreed to settle all pending worldwide patent litigation between the companies. The settlement included an exchange of releases, a patent Cross-License agreement related to lithography equipment used to manufacture semiconductor devices (the “Nikon Cross-License Agreement”) and payments to Nikon by ASML and Zeiss. In connection with the settlement, ASML and Zeiss made settlement payments to Nikon from 2004 to 2007. The license period for certain patents subject to the Nikon Cross-License Agreement, which were not perpetually licensed, ended on December 31, 2009. Pursuant to the terms of the Nikon Cross-License Agreement, the parties have agreed, from January 1, 2010 to December 31, 2014 (the “Cross-License Transition Period”), not to bring suit for claims related to infringement of those patents or for claims related to infringement of patents issued during the Cross-License Transition Period. However, beginning on January 1, 2015, the parties may bring suit for infringement of patents subject to the Nikon Cross-License Agreement, including any infringement that occurred during the Cross-License Transition Period. Damages related to claims for patent infringement occurring during the Cross-License Transition Period are limited to three percent of the net sales price of products utilizing patents that are valid and enforceable.

Income taxes	12 Months Ended
Dec. 31, 2011
Income taxes [Abstract]
Income taxes

19. Income taxes

The components of (provision for) benefit from income taxes are as follows:

Year ended December 31 (in thousands)	2011 EUR	2010 EUR	2009 EUR

Current tax	(129,127)	(180,613)	(29,970)
Deferred tax	(52,548)	(40,090)	50,595

Total	(181,675)	(220,703)	20,625

The Dutch statutory tax rate was 25.0 percent in 2011 and 25.5 percent in 2010 and 2009. Tax amounts in other jurisdictions are calculated at the rates prevailing in the relevant jurisdictions.

The reconciliation of the (provision for) benefit from income taxes shown in the consolidated statements of operations, based on the effective tax rate, with the Dutch statutory tax rate, is as follows:

Year ended December 31 (in thousands)	2011 EUR	%	2010 EUR	%	2009 EUR	%

Income (loss) before Income taxes	1,648,635	100.0	1,242,523	100.0	(171,550)	100.0
Income tax (provision) benefit based on the Company’s domestic rate	(412,159)	25.0	(316,843)	25.5	43,745	25.5
Effects of tax rates in foreign jurisdictions	39,797	(2.4)	35,865	(2.9)	18,482	10.8
Adjustments in respect of changes in the applicable tax rate [1]	-	-	(569)	0.1	-	-
Adjustment in respect of tax incentives	180,096	(10.9)	66,881	(5.4)	-	-
Adjustments in respect of prior years’ current taxes	9,097	(0.6)	25,648	(2.1)	(36,267)	(21.2)
Other credits and non-taxable items	1,494	(0.1)	(31,685)	2.6	(5,335)	(3.1)

(Provision for) benefit from income taxes shown in the consolidated statements of operations	(181,675)	11.0	(220,703)	17.8	20,625	12.0

1	At the end of 2010, the Dutch government enacted a tax rate reduction from 25.5 percent in 2010 to 25.0 percent in 2011.

Income tax (provision) benefit based on the Company’s domestic rate

(Provision for) benefit from income taxes is based on the Company’s Dutch statutory income tax rate and reflects the (provision for) benefit from income taxes that would have been applicable if all of the Company’s income (loss) was derived from its Dutch operations and there were no permanent book tax differences and no other tax facilities.

Effects of tax rates in foreign jurisdictions

A portion of ASML’s results are realized in countries other than the Netherlands where different tax rates are applicable.

Adjustments in respect of tax incentives

Adjustments in respect of tax incentives relate to reduced tax rates in several jurisdictions, mainly consisting of the agreement with the Dutch fiscal authorities in December 2010 regarding the application of the “Innovation Box”, a facility under Dutch corporate tax law pursuant to which income associated with R&D is partially exempted from taxation. This tax ruling has retroactive effect to January 1, 2007 and is valid through December 31, 2016. Thereafter the validity of this ruling may be extended or this ruling may be adapted depending on a possible change of circumstances.

Adjustments in respect of prior years’ current taxes

In 2011, ASML recognized additional tax benefits of EUR 9.1 million or 0.6 percent of income before income taxes related to previous years’ taxes.

In 2010, ASML recognized a tax benefit of EUR 25.6 million or 2.1 percent of income before income taxes mainly attributable to the application of the Innovation Box for prior years, which had a favorable effect on the effective tax rate for 2010 (EUR 37.5 million including interest or 3.0 percent).

In 2009, ASML recognized a tax expense of EUR 36.3 million or 21.2 percent of loss before income taxes, which losses were mainly attributable to the reversal of the 2007 Royalty Box benefit which had an unfavorable impact on the effective tax rate for 2009 (EUR 43.5 million including interest or 25.4 percent). In 2009, based on a tax law change effective January 1, 2010, ASML decided to reverse the Royalty Box benefits of 2007, as management at that time expected that a clean start of the Innovation Box (which under Dutch law replaced the Royalty Box as of January 1, 2010) in 2010 would result in a higher cumulative benefit for ASML.

Other credits and non-taxable items

Other credits and non-taxable items reflect the impact on statutory rates of permanent non-taxable items such as non-deductible taxes, non-deductible interest expense, and non-deductible meals and entertainment, as well as the impact of (the reversal of) various tax credits on the Company’s provision for income taxes and movements in the liability for unrecognized tax benefits.

Income taxes recognized directly in equity

Income taxes recognized directly in equity (including other comprehensive income) is as follows:

Income tax recognized in equity (in thousands)	2011 EUR	2010 EUR	2009 EUR

Current tax
Derivative financial instruments[1]	6,257	8,262	-
Share-based payments	11	(106)	-
Deferred tax
Derivative financial instruments[1]	-	-	813
Share-based payments	-	-	(1,954)

Total income tax recognized in equity	6,268	8,156	(1,141)

1	Recognized directly in Other Comprehensive Income.

Liability for unrecognized tax benefits and deferred taxes

The deferred tax position and liability for unrecognized tax benefits recorded on the balance sheet are as follows:

As of December 31 (in thousands)	2011 EUR	2010 EUR

Liability for unrecognized tax benefits	(155,432)	(162,066)
Deferred tax position	137,946	193,587

Total	(17,486)	31,521

Liability for unrecognized tax benefits

The calculation of the Company’s liability for unrecognized tax benefits involves uncertainties in the application of complex tax laws. The Company’s estimate for the potential outcome of any uncertain tax issue is highly judgmental. The Company believes that it has adequately provided for uncertain tax positions. However, settlement of these uncertain tax positions in a manner inconsistent with its expectations could have a material impact on its consolidated financial statements.

Consistent with the provisions of ASC 740, as of December 31, 2011, ASML has a liability for unrecognized tax benefits of EUR 155.4 million (2010: EUR 162.1 million). The total liability for unrecognized tax benefits is classified as non-current deferred and other tax liabilities because payment of cash is not expected within one year. In 2010, an amount of EUR 143.9 million of this liability for unrecognized tax benefits was classified as non-current deferred and other tax liabilities because payment of cash was not expected within one year, while an amount of EUR 18.2 million was classified as current deferred tax and other liabilities because payment of cash was expected within one year. The total liability for unrecognized tax benefits, if reversed, would have a favorable effect on the Company’s effective tax rate.

Expected interest and penalties related to income tax liabilities have been accrued for and are included in the liability for unrecognized tax benefits and in the (provision for) benefit from income taxes. The balance of accrued interest and penalties recorded in the consolidated balance sheets of December 31, 2011 amounted to EUR 24.5 million (2010: EUR 33.8 million). Accrued interest and penalties recorded in the consolidated statements of operations of 2011 amounted to a tax benefit of EUR 9.3 million (2010: tax charge of EUR 5.3 million; 2009: tax charge of EUR 4.9 million) and are included under (provision for) benefit from income taxes.

A reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits is as follows:

As of December 31 (in thousands)	2011 EUR	2010 EUR

Balance, January 1	162,066	133,270
Gross increases – tax positions in prior period	11,121	8,574
Gross decreases – tax positions in prior period	(24,566)	(1,075)
Gross increases – tax positions in current period	21,258	24,690
Settlements	(10,403)	(3,393)
Lapse of statute of limitations	(4,044)	-

Total liability for unrecognized tax benefits	155,432	162,066
Less: current portion of liability for unrecognized tax benefits	-	18,158
Non-current portion of liability for unrecognized tax benefits	155,432	143,908

For the year 2011 the gross decreases in tax positions in prior period mainly relates to the release of tax positions as a result of concluded tax audits.

The Company estimates that the total liability for unrecognized tax benefits will decrease by EUR 10.1 million within the next 12 months. The estimated changes to the liability for unrecognized tax benefits within the next 12 months are mainly due to the expiration of statute of limitations.

The Company is subject to tax audits in its major tax jurisdictions for years from and including 2007 onwards in the Netherlands, for years from and including 2004 onwards in Hong Kong, and for years from and including 2001 onwards in the United States. In the course of such audits, local tax authorities may challenge the positions taken by the Company. For the years 2004 through 2010, the partial exemption of taxable profits is subject to tax audits in certain tax jurisdictions.

Deferred tax position

The changes in deferred income tax assets and liabilities consist of the following elements:

Changes in deferred tax assets and liabilities (in thousands)	2011 EUR	2010 EUR

Balance, January 1	193,587	194,486
Consolidated Statements of Operations	(59,539)	(11,943)
Exchange differences	3,898	11,044

Balance, December 31	137,946	193,587

The deferred tax position is classified in the consolidated balance sheet as follows:

As of December 31 (in thousands)	2011 EUR	2010 EUR

Deferred tax assets – current	120,720	134,429
Deferred tax assets – non-current	38,735	71,008
Total deferred tax assets	159,455	205,437
Deferred tax liabilities – current	(214)	(65)
Deferred tax liabilities – non-current	(21,295)	(11,785)
Total deferred tax liabilities	(21,509)	(11,850)

Total	137,946	193,587

Current deferred tax assets decreased as a result of a decrease of work-in-process inventories. For Dutch tax purposes ASML has to report the profits attributable to work in process in its taxable income. For the current deferred tax assets, this decrease was partly offset by an increase in deferred tax assets relating to deferred revenue. Non-current deferred tax assets decreased as a result of the use of tax carry-forward losses in 2011 in the United States. The increase in deferred tax liabilities non-current is mainly relating to a temporary difference in depreciation of fixed assets.

The composition of total deferred tax assets and liabilities in the consolidated financial statements is as follows:

Deferred tax assets composition of temporary differences (in thousands)	January 1, 2011 EUR	Consolidated Statements of Operations EUR	Exchange differences EUR	December 31, 2011 EUR

Capitalized research and development expenditures	27,239	5,501	1,634	34,374
Inventories	71,124	(35,813)	509	35,820
Deferred revenue	10,890	11,746	1,256	23,892
Provisions	21,828	(7,463)	150	14,515
Installation and warranty reserve	8,092	98	582	8,772
Tax effect carry-forward losses	27,756	(18,695)	(1,326)	7,735
Fixed assets	4,386	1,872	237	6,495
Restructuring and impairment	6,074	(1,063)	135	5,146
Alternative minimum tax credits[1]	4,658	112	258	5,028
Bilateral advance pricing agreement [2]	7,993	(6,583)	16	1,426
Share-based payments	1,678	(808)	80	950
Other temporary differences	13,719	936	647	15,302

Total	205,437	(50,160)	4,178	159,455

1	Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses used.
2	The Bilateral advance pricing agreement relates to intellectual property which is capitalized from a tax perspective resulting in a temporary difference.

Deferred tax liabilities Composition of temporary differences (in thousands)	January 1, 2011 EUR	Consolidated Statements of Operations EUR	Exchange differences EUR	December 31, 2011 EUR

Fixed assets	(9,661)	(9,175)	(272)	(19,108)
Borrowing costs	(1,231)	(323)	-	(1,554)
Other temporary differences	(958)	119	(8)	(847)

Total	(11,850)	(9,379)	(280)	(21,509)

Deferred tax assets composition of temporary differences (in thousands)	January 1, 2010 EUR	Consolidated Statements of Operations EUR	Exchange differences EUR	December 31, 2010 EUR

Capitalized research and development expenditures	33,248	(7,504)	1,495	27,239
Inventories	35,757	34,155	1,212	71,124
Deferred revenue	4,235	6,475	180	10,890
Provisions	12,422	8,671	735	21,828
Installation and warranty reserve	3,745	4,137	210	8,092
Tax effect carry-forward losses	107,060	(84,794)	5,490	27,756
Fixed assets	13,390	(9,244)	240	4,386
Restructuring and impairment	8,004	(2,572)	642	6,074
Alternative minimum tax credits[1]	2,896	1,588	174	4,658
Bilateral advance pricing agreement[2]	14,390	(6,778)	381	7,993
Share-based payments	4,797	(3,488)	369	1,678
Other temporary differences	12,723	(916)	1,912	13,719

Total	252,667	(60,270)	13,040	205,437

1	Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses used.
2	The Bilateral advance pricing agreement relates to intellectual property which is capitalized from a tax perspective resulting in a temporary difference.

Deferred tax liabilities Composition of temporary differences (in thousands)	January 1, 2010 EUR	Consolidated Statements of Operations EUR	Exchange differences EUR	December 31, 2010 EUR

Temporary depreciation investments	(36,293)	36,293	-	-
Fixed assets	(7,354)	(1,741)	(566)	(9,661)
Brion intellectual property	(6,888)	7,981	(1,093)	-
Transfer pricing	(2,986)	3,237	(251)	-
Borrowing costs	(2,716)	1,485	-	(1,231)
Other temporary differences	(1,944)	1,072	(86)	(958)

Total	(58,181)	48,327	(1,996)	(11,850)

Tax effect carry-forward losses

Deferred tax assets from carry-forward losses result predominantly from net operating loss carry-forwards incurred in the United States prior to 2011.

Net operating losses qualified as tax losses under United States federal tax laws incurred by United States group companies can in general be offset against future profits realized in the 20 years following the year in which the losses are incurred. The Company’s ability to use its carry forward United States federal tax losses in existence at December 31, 2011, will expire in the period 2021 through 2023. Net operating losses qualified as tax losses under United States state tax laws incurred by United States group companies can in general be offset against future profits realized in the 5 to 20 years following the year in which the losses are incurred. The period of net operating loss carry forward for United States state tax purposes depends on the state in which the tax loss arose. The Company’s ability to use United States state tax loss carry forwards in existence at December 31, 2011, is subject to varying state statutes (providing for periods of between 5 and 20 years) and valuation allowances have been set up for state carry forward losses that are not expected to be realized before they expire. The total amount of losses carried forward under United States federal tax laws as of December 31, 2011, is EUR 20.1 million tax basis or EUR 7.7 million tax effect. Management believes that all qualified federal tax losses will be offset by future taxable income before the Company’s ability to utilize those losses expires. This analysis takes into account the Company’s projected future taxable income from operations and possible tax planning alternatives available to the Company.

Segment disclosure	12 Months Ended
Dec. 31, 2011
Segment disclosure [Abstract]
Segment disclosure

20. Segment disclosure

Segment information has been prepared in accordance with ASC 280, “Segment Reporting” (ASC 280).

ASML operates in one reportable segment for the development, manufacturing, marketing and servicing of lithography equipment. In accordance with ASC 280, ASML’s Chief Executive Officer has been identified as the chief operating decision-maker, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company.

Management reporting includes net system sales figures of new and used systems. Net sales for new and used systems were as follows:

Year ended December 31 (in thousands)	2011 [1] EUR	2010 EUR	2009 EUR

New systems	4,780,720	3,704,290	993,260
Used systems	103,193	190,452	181,598

Net system sales	4,883,913	3,894,742	1,174,858

1	As of January 1, 2011, ASML adopted Accounting Standards Update (“ASU”) 2009-13, “Revenue Arrangements with Multiple Deliverables” which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 of the consolidated financial statements.

In 2011, net sales increased by 25.4 percent to EUR 5,651.0 million from EUR 4,507.9 million in 2010 (2009: EUR 1,596.1 million). The increase in net sales was caused by increased demand for lithography imaging systems required for all of the various chip layers: customers continued to invest in new leading-edge immersion technology as well as dry lithography tools in order to execute their strategic investments in new technology and capacity to meet demand. Sales were derived from all three major market segments, with the Logic segment generating the majority of system sales and DRAM and Nand-Flash memory generating the remainder.

For geographical reporting, net sales are attributed to the geographic location in which the customers’ facilities are located. Identifiable assets are attributed to the geographic location in which these assets are located. Net sales and identifiable assets (total assets excluding goodwill and other intangible assets) by geographic region were as follows:

Year ended December 31 (in thousands)	Net sales[1] EUR	Identifiable assets EUR

2011
Japan	405,595	414,264
Korea	1,318,777	56,765
Singapore	436,308	14,179
Taiwan	1,146,601	87,833
Rest of Asia	450,796	817,496
Europe	505,129	5,207,509
United States	1,387,829	508,359

Total	5,651,035	7,106,405

2010
Japan	396,748	345,160
Korea	1,396,028	31,859
Singapore	215,357	17,189
Taiwan	1,380,400	77,125
Rest of Asia	239,914	1,749,879
Europe	203,548	3,382,117
United States	675,943	422,092

Total	4,507,938	6,025,421

2009
Japan	41,075	103,399
Korea	377,677	24,931
Singapore	155,825	7,987
Taiwan	440,222	63,502
Rest of Asia	144,004	398,959
Europe	68,652	2,609,319
United States	368,608	406,464

Total	1,596,063	3,614,561

1	As of January 1, 2011, ASML adopted Accounting Standards Update (“ASU”) 2009-13, “Revenue Arrangements with Multiple Deliverables” which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 of the consolidated financial statements.

In 2011, sales to the largest customer accounted for EUR 1,311.7 million or 23.2 percent of net sales (2010: EUR 1,270.8 million or 28.2 percent of net sales; 2009: EUR 348.8 million or 21.9 percent of net sales). ASML’s three largest customers (based on net sales) accounted for 40.7 percent of accounts receivable at December 31, 2011, 42.4 percent of accounts receivable at December 31, 2010, and 44.0 percent of accounts receivable at December 31, 2009.

Substantially all of ASML’s sales were export sales in 2011, 2010 and 2009.

Board of Management and Supervisory Board remuneration	12 Months Ended
Dec. 31, 2011
Board of Management and Supervisory Board remuneration [Abstract]
Board of Management and Supervisory Board remuneration

21. Board of Management and Supervisory Board remuneration

The remuneration of the members of the Board of Management is determined by the Supervisory Board on the advice of the Remuneration Committee. The 2010 Remuneration Policy, as adopted by the AGM on March 24, 2010, was not changed in 2011.

The 2010 Remuneration Policy enables ASML to continue to attract, reward and retain qualified and experienced industry professionals in an international labor market. The remuneration structure and levels are assessed against a reference market by benchmarking. The total remuneration in 2011 consists of base salary, short-term performance incentive (in cash), long-term performance incentive (in shares) and other benefits.

Total direct compensation, pension and other benefits

The remuneration of the members of the Board of Management in 2011, 2010 and 2009 was as follows:

		Fixed	Short-term (variable)		Long-term (variable)		Total Remuneration	Other
	Financial Year	Base salary EUR	STI (Cash)[1] EUR	Option awards[2] EUR	LTI (share awards)[3] EUR		Total[6] EUR	Pension[7] EUR	Compensation Pension Premium[8] EUR	Other benefits and expense reimbursement[9] EUR
E. Meurice	2011	787,000	586,708	-	1,413,218	[4]	2,786,926	140,113	88,050	136,765
	2010	757,000	566,236	42,648	935,617	[5]	2,301,501	136,697	-	132,630
	2009	735,000	507,150	466,164	1,042,576		2,750,890	91,950	-	141,377
P.T.F.M.	2011	488,000	291,043	-	875,493	[4]	1,654,536	85,994	94,455	44,669
Wennink	2010	469,000	280,650	26,401	579,321	[5]	1,355,372	84,229	-	43,627
	2009	455,000	251,160	288,578	646,055		1,640,793	56,317	-	44,886
M.A. van den	2011	517,000	308,339	-	927,912	[4]	1,753,251	91,243	181,826	45,502
Brink	2010	497,000	297,405	28,025	617,004	[5]	1,439,434	90,388	-	44,817
	2009	483,000	266,616	306,336	681,179		1,737,131	59,880	-	44,992
F.J. van Hout	2011	428,000	255,259	-	832,201		1,515,460	75,134	9,735	35,190
	2010	412,000	246,541	23,209	471,700		1,153,450	65,300	-	34,549
	2009	400,000	220,800	241,522	123,111		985,433	40,800	-	35,199
F.J.M.	2011	416,000	248,102	-	676,945		1,341,047	56,475	4,290	28,313
Schneider-	2010	400,000	239,360	-	326,947		966,307	55,011	-	34,788
Maunoury[10]	2009	33,333	58,095	-	-		91,428	4,736	-	3,163

1	Actual short-term incentives (“STI”) (cash) chargeable to the Company in the financial year (i.e. STI relating to performance in the current year but paid out in the next financial year). The accrued STI (cash) with respect to 2009 were paid out after ASML achieved a cumulative income from operations of at least 100 million Euro in two consecutive quarters after January 1, 2010. This was achieved on the basis of the Q1 and Q2 Results for 2010.
2	The remuneration reported as part of the option awards is based on costs incurred under U.S. GAAP. The costs of the option awards are based on the actual vested number of option awards multiplied by the fair value of the option awards at grant date and are recorded in the consolidated statements of operations on a straight line basis over the vesting period.
3	The remuneration reported as part of the long-term incentives (“LTI”) (share awards) is based on costs incurred under U.S. GAAP. The costs of share awards are charged to the consolidated statements of operations over the 3 year vesting period based on the maximum achievable number of share awards. Therefore the costs for e.g. the financial year 2011 include costs of the Board of Management’s performance share plan 2011, 2010 and 2009. Furthermore, the difference between the amount based on the maximum achievable number of share awards and the amount based on the actual number of share awards that vest, is released to the consolidated statements of operations on a yearly basis until the financial year in which the share awards vest.
4	The remuneration reported as part of the LTI (share awards) for the year 2011 includes an adjustment for the Board of Management performance share plan 2008 based on the actual number of share awards vested in 2011. The adjustment for Mr. Meurice, Mr. Wennink and Mr. van den Brink amounts to EUR -148,040, EUR -91,645 and EUR -97,281, respectively.
5	The remuneration reported as part of the LTI (share awards) for the year 2010 includes an adjustment for the Board of Management performance share plan 2007 based on the actual number of share awards vested in 2010. The adjustment for Mr. Meurice, Mr. Wennink and Mr. van den Brink amounts to EUR -296,287, EUR -183,612 and EUR -191,972, respectively.
6	This total reflects base salary, STI (cash), option awards and LTI (share awards).
7	The pension arrangement has been adjusted upwards to match common market practice as from 2010. Furthermore, since the pension arrangement for members of the Board of Management is a defined contribution plan, the Company does not have additional pension obligations beyond the annual premium contribution. As per 2010, the employee contribution to the pension plan is 4 percent of the pension base.
8	In 2011, compensation was paid to the Board of Management regarding the risk premium for spouse/orphan pensions, to align the Board of Management pension arrangement with senior management. This concerned a reimbursement for risk premiums that were erroneously paid by the participants in the past.
9	Other benefits and expense reimbursement are gross amounts and may include housing costs, company car costs, travel expenses, social security costs, health and disability insurance costs and representation allowances.
10	For 2009, remuneration for Mr. Schneider-Maunoury regards only the month December.

Short-term incentive

The annual performance-related cash incentive will have an on-target level of 75.0 percent of base salary for the Chief Executive Officer (“CEO”) and 60.0 percent for the other members of the Board of Management. The payouts are pro-rated, on a linear basis to the level of achievement of six performance criteria. Of the five quantitative performance criteria, three are based on the achievement of measurable financial targets, one on Technology Leadership Index (which also included qualitative elements) and one on achievements in the market position. Additionally, the qualitative target is based on the achievement of agreed key objectives.

In principle, the weighting of each of the five quantitative criteria is equal (weighted 80.0 percent in total). The sixth target is based on qualitative objectives (weighted 20.0 percent). The setting and measuring period of the financial and technology based targets is semiannual, and for the market related and qualitative targets it is annual. The overall payout is annual and the cash incentive is accrued during the performance period.

On January 17, 2012, the Remuneration Committee evaluated the Board of Managements’ performance on these six criteria and based on this evaluation, the payout level was determined to be 99.4 percent of the target level.

Performance Stock Options

In order to shift the focus from the short-term to the long-term, performance stock options are not a part of the 2010 Remuneration Policy. The value of this part of the remuneration has been moved into the long-term incentive plan which is paid in shares. 2009 was the last year in which performance stock options were granted to the members of the Board of Management, which means the actual number of performance stock options for 2009 achievement were awarded for the last time in 2010. Once the options are unconditionally awarded after fulfillment of the performance conditions, the options will be retained (lock-up period) by the Board of Management member for at least two years after the date of unconditional award or until the termination of employment, whichever period is shorter. The fair value of the options granted is determined based on the Black-Scholes option valuation model.

Details of vested options held by members of the Board of Management to purchase ordinary shares of ASML Holding N.V. are set out below:

	Jan. 1, 2011	Exercised during 2011	Share price on exercise date (EUR)	Vested during 2011	Free tradable (Dec. 31, 2011)	With lock-up restriction (Dec. 31, 2011)	Exercise price (EUR)	Expiration date

E. Meurice	125,000	125,000	30.70	-	-	-	10.62	10/15/2014
	57,770	34,500	24.23	-	23,270	-	11.53	1/19/2015
	12,500	12,500	24.30	-	-	-	11.52	1/21/2015
	88,371	-	-	-	88,371	-	17.90	1/18/2016
	95,146	-	-	-	95,146	-	20.39	1/17/2017
	42,448	-	-	-	42,448	-	17.20	2/4/2018
	84,895	-	-	-	-	84,895	12.39	2/2/2019

P.T.F.M. Wennink	31,500	-	-	-	31,500	-	58.00	1/20/2012
	20,000	20,000	27.32	-	-	-	11.53	1/19/2015
	56,236	56,236	27.32	-	-	-	17.90	1/18/2016
	58,964	58,964	27.32	-	-	-	20.39	1/17/2017
	26,277	26,277	28.00	-	-	-	17.20	2/4/2018
	52,554	-	-	-	-	52,554	12.39	2/2/2019

M.A. van den Brink	31,500	-	-	-	31,500	-	58.00	1/20/2012
	40,000	40,000	27.21	-	-	-	17.90	1/18/2016
	61,644	61,644	27.21	-	-	-	20.39	1/17/2017
	27,894	-	-	-	27,894	-	17.20	2/4/2018
	55,788	-	-	-	-	55,788	12.39	2/2/2019

F.J. van Hout	15,000	15,000	27.34	-	-	-	10.11	7/18/2013
	10,000	10,000	27.34	-	-	-	17.34	1/19/2014
	20,000	20,000	27.34	-	-	-	12.02	7/16/2014
	9,000	9,000	27.34	-	-	-	11.56	4/15/2015
	14,000	14,000	27.96	-	-	-	17.90	10/20/2016
	1,388	1,388	27.37	-	-	-	24.26	10/19/2017
	-	8,000	30.00	8,000	-	-	14.87	7/18/2018
	3,987	3,987	27.34	-	-	-	11.43	10/17/2018
	46,201	-	-	-	-	46,201	12.39	2/2/2019

F.J.M. Schneider-	-	-	-	-	-	-	-	-
Maunoury

Long-term incentive

The members of the Board of Management are eligible to receive performance shares, which will be awarded annually under the condition of fulfillment of predetermined performance targets. These targets are measured over a period of three calendar years. The performance measures for obtaining performance targets will be ASML’s relative Return On Average Invested Capital (“ROAIC”) position compared with the peer group (weighted 80.0 percent) and a qualitative target related to ASML’s long-term ability to keep performing at high standards (weighted 20.0 percent).

The maximum number of performance shares to be conditionally awarded will equal 146.25 percent of base salary divided by the value of one performance share (i.e. reflecting maximum achievement). ASML defines stretching targets, whereas for on target achievement, the value of performance shares will be 80.0 percent of base salary.

For the determination of the number of performance shares that will be conditionally awarded, ASML applies a fixed number approach. Under this approach, the number of shares is fixed for two consecutive years. Every two years, the fixed number is calculated using the maximum achievable value of 146.25 percent of base salary divided by the value of the performance share at the moment of grant in the respective year. In 2010, the fixed number calculation has been conducted which also applies for the year 2011.

Once the shares are unconditionally awarded after fulfillment of the performance conditions, the shares will be retained (for a lock-up period) by the Board of Management member for at least two years after the date of unconditional award or until the termination of employment, whichever period is shorter. ASML accounts for this share award performance plan as a variable plan.

Details of performance shares granted to members of the Board of Management are as follows:

Board of Management	Grant date	Status	Full Control	Number of shares at grant date	Fair value at grant date[1] EUR	Vesting date	Number of shares at vesting date

E. Meurice	4/13/2011	Conditional	No	88,732	28.29	4/13/2014	-
	2/1/2010	Conditional	No	88,732	22.93	2/1/2013	-
	2/2/2009	Conditional	No	57,002	13.05	2/2/2012	-
	2/4/2008	Unconditional	No	57,002	18.18	2/4/2011	48,859
	1/17/2007	Unconditional	No	66,338	20.39	1/17/2010	51,807
	1/18/2006	Unconditional	Yes	72,136	17.90	1/18/2009	72,136

P.T.F.M. Wennink	4/13/2011	Conditional	No	54,974	28.29	4/13/2014	-
	2/1/2010	Conditional	No	54,974	22.93	2/1/2013	-
	2/2/2009	Conditional	No	35,287	13.05	2/2/2012	-
	2/4/2008	Unconditional	No	35,287	18.18	2/4/2011	30,246
	1/17/2007	Unconditional	No	41,111	20.39	1/17/2010	32,106
	1/18/2006	Unconditional	Yes	45,905	17.90	1/18/2009	45,905

M.A. van den Brink	4/13/2011	Conditional	No	58,256	28.29	4/13/2014	-
	2/1/2010	Conditional	No	58,256	22.93	2/1/2013	-
	2/2/2009	Conditional	No	37,458	13.05	2/2/2012	-
	2/4/2008	Unconditional	No	37,458	18.18	2/4/2011	32,107
	1/17/2007	Unconditional	No	42,980	20.39	1/17/2010	33,565
	1/18/2006	Unconditional	Yes	48,241	17.90	1/18/2009	48,241

F.J. van Hout[2]	4/13/2011	Conditional	No	48,293	28.29	4/13/2014	-
	2/1/2010	Conditional	No	48,293	22.93	2/1/2013	-
	2/2/2009	Conditional	No	31,021	13.05	2/2/2012	-
	7/18/2008	Unconditional	Yes	4,000	17.20	7/18/2011	4,000

F.J.M. Schneider-	4/13/2011	Conditional	No	46,886	28.29	4/13/2014	-
Maunoury	2/1/2010	Conditional	No	46,886	22.93	2/1/2013	-

1	The fair value of the shares as of the grant date.
2	The shares granted to Mr. van Hout on and before October 17, 2008, relate to his pre-Board of Management period at ASML. No lock-up period is applicable for the shares granted to Mr. van Hout in his pre-Board of Management period.

Pension Benefits

Members of the Board of Management are offered a pension plan based on defined contribution. The total defined contribution is a percentage of the pensionable salary and is dependent on the participant’s age at the beginning of the year. In 2011, compensation was paid to the Board of Management regarding the spouse/orphan risk premium to align the Board of Management pension arrangement with senior management. This concerned a reimbursement for risk premiums that were erroneously paid by the participants in the past.

Benefits upon termination of employment

Term of appointment/employment

Members of the Board of Management appointed after the 2004 amendment of the Articles of Association, are appointed for a period of four years, after which reappointment is possible for consecutive four-year terms. Messrs. P. Wennink and M. van den Brink’s appointment to the Board of Management is for an indefinite period of time, as their initial appointment was before 2004. The existing employment contracts, including all rights and obligations under these contracts, will be honored.

Severance agreement

Employment agreements with the Board of Management members concluded prior to March 31, 2004 (i.e. Messrs. Wennink and Van den Brink) do not contain specific provisions regarding benefits upon termination of those agreements. Potential severance payments in such case will be according to applicable law (e.g. cantonal formula in the Netherlands).

Employment agreements for members of the Board of Management appointed after March 31, 2004 (i.e. Messrs. Meurice, Van Hout and Schneider-Maunoury) do contain specific provisions regarding benefits upon termination of those agreements.

If the Company gives notice of termination of the employment agreement for reasons which are exclusively or mainly found in acts or omissions on the side of the Board of Management member, no severance amount will be granted. If this is not the case, a severance amount equal to one year base salary or a severance consistent with the Dutch Labor laws will be made available upon the effective date of termination.

This severance payment will also be made available in case the Board of Management member gives notice of termination of the employment agreement due to a significant difference of opinion between the respective executives and the Supervisory Board regarding his employment agreement, his function or the Company’s strategy.

Change of control

Board of Management members with an employment agreement dated after March 31, 2004 (i.e. Messrs. Meurice, Van Hout and Schneider-Maunoury) shall also be entitled to the aforementioned severance amount in the event ASML or its legal successor gives notice of termination due to a Change of Control (as defined in the employment agreement) or if the Board of Management member gives notice of termination, which is directly related to such Change of Control and such notice is given within twelve months from the date on which the Change of Control occurs.

In order to comply with the highest standards of corporate governance, the Supervisory Board decided to mitigate the potential benefit of a Change of Control under the long-term incentive arrangements. This arrangement entails that the share price will be fixed on the average of i) the average closing share price over a period of 15 trading days prior to first public announcement of Change of Control negotiations, and ii) the average closing share price over a period of 30 trading days prior to closing of the transaction.

Supervisory Board

The annual remuneration for Supervisory Board members covers the period from one Annual General Meeting of Shareholders to the next one. The annual remuneration is paid in quarterly installments starting after the Annual General Meeting of Shareholders. In 2011 the Supervisory Board proposed and the General Meeting of Shareholders approved an adjustment of the remuneration of the Supervisory Board, effective as per April 1, 2011.

The following table sets forth an overview of the remuneration awarded to Supervisory Board Members in 2011 and 2010:

Year ended December 31	2011	Supervisory Board	Audit Committee	Remuneration Committee	Selection and Nomination Committee	Technology and Strategy Committee	Other[1,2]

Arthur P.M. van der Poel	88,250	62,500	10,000	-	7,875	7,875	-
Jos W.B. Westerburgen	66,750	43,750	-	11,500	11,500	-	-
OB Bilous	99,500	73,750	-	-	7,875	7,875	10,000
Frits W. Fröhlich	62,500	43,750	15,000	-	-	-	3,750
Hendrika (leke) C.J. van den Burg	51,625	43,750	-	7,875	-	-	-
William T. Siegle	85,250	73,750	-	-	-	11,500	-
Pauline F.M. van der Meer Mohr	51,625	43,750	-	7,875	-	-	-
Wolfgang H. Ziebart	61,625	43,750	10,000	-	-	7,875	-

Total	567,125	428,750	35,000	27,250	27,250	35,125	13,750

Year ended December 31	2010	Supervisory Board	Audit Committee	Remuneration Committee	Selection and Nomination Committee	Technology and Strategy Committee	Other[1]

Arthur P.M. van der Poel	80,000	55,000	10,000	-	7,500	7,500	-
Jos W.B. Westerburgen	60,000	40,000	-	10,000	10,000	-	-
OB Bilous	95,000	70,000	-	-	7,500	7,500	10,000
Frits W. Fröhlich	55,000	40,000	15,000	-	-	-	-
Hendrika (leke) C.J. van den Burg	47,500	40,000	-	7,500	-	-	-
William T. Siegle	80,000	70,000	-	-	-	10,000	-
Pauline F.M. van der Meer Mohr	47,500	40,000	-	7,500	-	-	-
Wolfgang H. Ziebart	57,500	40,000	10,000	-	-	7,500	-

Total	522,500	395,000	35,000	25,000	25,000	32,500	10,000

1	To compensate for certain obligations ASML has towards the U.S. government as a result of the its acquisition of Silicon Valley Group in 2001, one U.S. member receives an additional EUR 10,000 to fulfill these obligations.
2	In addition to the annual fixed fee, the Vice-Chairman of the Supervisory Board receives EUR 5,000 to fulfill this role. As the adjustment of the Supervisory Board’s remuneration became effective as per April 1, 2011, the Vice-Chairman fee paid over the financial year 2011 amounted to EUR 3,750.

In addition, a net cost allowance was paid to each Supervisory Board member in 2011, amounting to EUR 1,800 per year, and EUR 2,400 per year for the Chairman of the Supervisory Board.

Members of the Board of Management and/or Supervisory Board are free to acquire or dispose of ASML shares or options for their own account, provided they comply with the applicable ASML Insider Trading Rules. Those securities are not part of members’ remuneration from the Company and are therefore not included. None of the members of the Supervisory Board currently owns shares or options on shares of the Company.

Selected operating expenses and additional information	12 Months Ended
Dec. 31, 2011
Selected operating expenses and additional information [Abstract]
Selected operating expenses and additional information

22. Selected operating expenses and additional information

Personnel expenses for all payroll employees were:

Year ended December 31 (in thousands)	2011 EUR	2010 EUR	2009 EUR

Wages and salaries	648,869	551,683	436,888
Social security expenses	52,550	42,468	38,533
Pension and retirement expenses	45,947	40,593	39,825
Share-based payments	12,430	12,109	13,394

Personnel expenses	759,796	646,853	528,640

The average number of payroll employees in FTEs employed during 2011, 2010 and 2009 was 7,627, 6,785 and 6,624 respectively. The total number of payroll and temporary personnel employed in FTEs per sector was:

As of December 31	2011	2010	2009

Customer Support	2,478	2,236	1,910
SG&A	723	727	679
Industrial Engineering	420	398	277
Manufacturing & Logistics	2,852	2,659	2,006
R&D	3,417	3,225	2,813
Total employees (in FTEs)	9,890	9,245	7,685

Less: Temporary employees (in FTEs)	1,935	2,061	1,137

Payroll employees (in FTEs)	7,955	7,184	6,548

In 2011, 2010 and 2009, a total of 4,313, 3,805 and 3,601 (on average) payroll employees in FTEs in the Company’s operations (excluding temporary employees), respectively, were employed in the Netherlands.

Research and development costs	12 Months Ended
Dec. 31, 2011
Research and development costs [Abstract]
Research and development costs

23. Research and development costs

R&D costs include credits for an amount of EUR 25.1 million, EUR 29.5 million, EUR 28.1 million during 2011, 2010 and 2009, respectively. R&D credits relate to world-wide (inter-)governmental funding for certain strategic development programs.

Interest income and expense	12 Months Ended
Dec. 31, 2011
Interest income and expense [Abstract]
Interest income and expense

24. Interest income and expense

Interest income of EUR 41.2 million (2010: EUR 15.1 million and 2009: EUR 42.8 million) mainly relates to interest income on deposits, money market funds and on bank accounts, of which EUR 6.8 million (2010: EUR 3.6 million and 2009: EUR 27.9 million) relates to interest on cash pools which is reported on a gross basis in the consolidated statements of operations. From an economic and legal perspective this EUR 6.8 million (2010: EUR 3.6 million and 2009: EUR 27.9 million) interest income nets off against the same amount of interest expense.

Vulnerability due to certain concentrations	12 Months Ended
Dec. 31, 2011
Vulnerability due to certain concentrations [Abstract]
Vulnerability due to certain concentrations

25. Vulnerability due to certain concentrations

ASML relies on outside vendors to manufacture the components and subassemblies used in its systems, each of which is obtained from a sole supplier or a limited number of suppliers. ASML’s reliance on a limited group of suppliers involves several risks, including a potential inability to obtain an adequate supply of required components and reduced control over pricing and timely delivery of these subassemblies and components. In particular, from time to time, the number of systems ASML has been able to produce has been limited by the production capacity of Zeiss. Zeiss is currently ASML’s sole external supplier of lenses and other critical optical components and is capable of producing these lenses only in limited numbers and only through the use of its manufacturing and testing facility in Oberkochen and Wetzlar, Germany. During 2011, ASML’s sales were not limited by the deliveries from Zeiss.

ASML sells a substantial number of lithography systems to a limited number of customers. See Note 20. Business failure of one of ASML’s main customers may result in adverse effects on its business, financial condition and results of operations.

Capital stock	12 Months Ended
Dec. 31, 2011
Capital stock [Abstract]
Capital stock

26. Capital stock

Share capital

ASML’s authorized share capital consists of ordinary shares and cumulative preference shares. Currently, only ordinary shares are issued.

The Company’s Board of Management has the power to issue shares if and to the extent the Board of Management has been authorized to do so by the General Meeting of Shareholders (either by means of a resolution or by an amendment to the Company’s Articles of Association). However, the Supervisory Board must approve any issuance of shares.

Ordinary shares

At ASML’s Annual General Meeting of Shareholders, held on April 20, 2011, the Board of Management was granted the authorization to issue shares and/or rights thereto representing up to a maximum of 5.0 percent of the Company’s issued share capital as of the date of authorization, plus an additional 5.0 percent of the Company’s issued share capital as of the date of authorization that may be issued in connection with mergers and acquisitions. At ASML’s Annual General Meeting of Shareholders to be held on April 25, 2012, its shareholders will be asked to authorize the Board of Management (subject to the approval of the Supervisory Board) to issue shares and/or rights thereto through October 25, 2013 up to an aggregate maximum of 10.0 percent of the Company’s issued share capital.

Holders of ASML’s ordinary shares have a preemptive right of subscription to any issuance of ordinary shares for cash, which right may be limited or excluded. Ordinary shareholders have no pro rata preemptive right of subscription to any ordinary shares issued for consideration other than cash or ordinary shares issued to employees. If authorized for this purpose by the General Meeting of Shareholders (either by means of a resolution or by an amendment to ASML’s Articles of Association), the Board of Management has the power, with the approval of the Supervisory Board, to limit or exclude the preemptive rights of holders of ordinary shares. A designation may be renewed. At ASML’s Annual General Meeting of Shareholders, held on April 20, 2011, the Board of Management was authorized, subject to the aforementioned approval, to restrict or exclude preemptive rights of holders of ordinary shares up to a maximum of 10 percent of the Company’s issued share capital as of the date of authorization. At ASML’s Annual General Meeting of Shareholders to be held on April 25, 2012, its shareholders will be asked to grant this authority through October 25, 2013. At this Annual General Meeting of Shareholders, the shareholders will be asked to grant authority to the Board of Management to issue shares and options separately for a period of 18 months. As a consequence of the most recent changes in the Articles of Association of the Company, adopted at the Annual General Meeting of Shareholders held on April 20, 2011, the 10,000 ordinary shares with a nominal value of EUR 0.01 were canceled.

The Company may repurchase its issued ordinary shares at any time, subject to compliance with the requirements of Dutch law and the Company’s Articles of Association. Any such repurchases are and remain subject to the approval of the Supervisory Board and the authorization of shareholders at ASML’s Annual General Meeting of Shareholders, which authorization may not be for more than 18 months. The Board of Management is currently authorized, subject to Supervisory Board approval, to repurchase through October 20, 2012, up to a maximum of three times 10.0 percent of the Company’s issued share capital as of the date of authorization (April 20, 2011) at a price between the nominal value of the ordinary shares purchased and 110.0 percent of the market price of these securities on Euronext Amsterdam or NASDAQ. At the Company’s Annual General Meeting of Shareholders to be held on April 25, 2012, the Company’s shareholders will be asked to extend the authority to repurchase through October 25, 2013.

Cumulative preference shares

In 1998, the Company granted to the preference share foundation, “Stichting Preferente Aandelen ASML” (the “Foundation”) an option to acquire cumulative preference shares in the capital of the Company (the “Preference Share Option”). This option was amended and extended in 2003 and 2007. A third amendment to the option agreement between the Foundation and ASML became effective on January 1, 2009, to clarify the procedure for the repurchase and cancellation of the preference shares when issued.

The Foundation may exercise the Preference Share Option in situations where, in the opinion of the Board of Directors of the Foundation, the interests of the Company, its business or the interests of its stakeholders are at stake. This may be the case if a public bid for the ordinary shares of the Company has been announced or has been made, or the justified expectation exists that such a bid will be made without any agreement having been reached in relation to such a bid with the Company. The same may apply if one shareholder, or more shareholders acting in concert, hold a substantial percentage of the issued ordinary shares of the Company without making an offer or if, in the opinion of the Board of Directors of the Foundation, the (attempted) exercise of the voting rights by one shareholder or more shareholders, acting in concert, is materially in conflict with the interests of the Company, its business or its stakeholders.

The objects of the Foundation are to look after the interests of ASML and of the enterprises maintained by ASML and of the companies which are affiliated in a group with ASML, in such way that the interests of ASML, of those enterprises and of all parties concerned are safeguarded in the best possible way, and influences in conflict with these interests which might affect the independence or the identity of ASML and those companies are deterred to the best of the Foundation’s ability, and everything related to the above or possibly conducive thereto. The Foundation seeks to realize its objects by the acquiring and holding of cumulative preference shares in the capital of ASML and by exercising the rights attached to these shares, particularly the voting rights attached to these shares.

The Preference Share Option gives the Foundation the right to acquire a number of cumulative preference shares, provided that the aggregate nominal value of such number of cumulative preference shares shall not exceed the aggregate nominal value of the ordinary shares that have been issued at the time of exercise of the Preference Share Option for a subscription price equal to their nominal value. As a consequence of the most recent changes in the Articles of Association of the Company, adopted at the Annual General Meeting of Shareholders held on April 20, 2011, the nominal value of the shares was increased from EUR 0.02 to EUR 0.09. Furthermore the number of cumulative preference shares was decreased from 3,150,005,000 to 700,000,000. Exercise of the Preference Share Option could effectively dilute the voting power of the outstanding ordinary shares by one-half. Only one-fourth of the subscription price is payable at the time of initial issuance of the cumulative preference shares.

Cancellation and repayment of the issued cumulative preference shares by the Company requires the authorization by the General Meeting of Shareholders of a proposal to do so by the Board of Management approved by the Supervisory Board. If the Preference Share Option is exercised and as a result cumulative preference shares are issued, the Company, at the request of the Foundation, will initiate the repurchase or cancellation of all cumulative preference shares held by the Foundation as a result of such issuance with repayment of the amount paid and exemption from the obligation to pay up on the cumulative preference shares. In that case the Company is obliged to effect the repurchase and cancellation respectively as soon as possible.

If the Foundation will not request the Company to repurchase or cancel all cumulative preference shares held by the Foundation within 20 months after issuance of these shares, the Company will be obliged to convene a General Meeting of Shareholders in order to decide on a repurchase or cancellation of these shares.

The Foundation is independent of the Company. The Board of Directors of the Foundation comprises four independent voting members from the Dutch business and academic communities. As of January 1, 2012, the members of the Board of Directors of the Foundation are: Mr. A. Baan, Mr. M.W. den Boogert, Mr. J.M. de Jong and Mr. A.H. Lundqvist.

Dividend proposal

As part of our financing policy, we aim to pay an annual dividend that will be stable or growing over time. Annually, the Board of Management will, upon prior approval from the Supervisory Board, submit a proposal to the Annual General Meeting of Shareholders with respect to the amount of dividend to be declared with respect to the prior year. The dividend proposal in any given year will be subject to the availability of distributable profits or retained earnings and may be affected by, among other factors, the Board of Management’s views on our potential future liquidity requirements, including for investments in production capacity, the funding of our research and development programs and for acquisition opportunities that may arise from time to time; and by future changes in applicable income tax and corporate laws. Accordingly, it may be decided to propose not to pay a dividend or to pay a lower dividend with respect any particular year in the future.

For 2011, a proposal to declare a dividend of EUR 0.46 per ordinary share of EUR 0.09 nominal value will be submitted to the Annual General Meeting of Shareholders to be held on April 25, 2012.

Purchases of Equity Securities by the Issuer and Affiliated Purchasers	12 Months Ended
Dec. 31, 2011
Purchases of Equity Securities by the Issuer and Affiliated Purchasers [Abstract]
Purchases of Equity Securities by the Issuer and Affiliated Purchasers

27. Purchases of Equity Securities by the Issuer and Affiliated Purchasers

In addition to dividend payments, we intend to return cash to our shareholders on a regular basis through share buy backs or repayment of capital, subject to our actual and anticipated level of cash generated from operations, the cash requirements for investment in our business, our current share price and other market conditions and relevant factors.

On April 20, 2011, the General Meeting of Shareholders authorized the repurchase of up to a maximum of three times 10.0 percent of our issued share capital as of the date of authorization through October 20, 2012.

On January 19, 2011, ASML announced its intention to repurchase up to EUR 1.0 billion of its own shares within the next two years. During 2011 the Company repurchased 25,674,576 shares for a total amount of EUR 700.0 million; of the shares repurchased 13,185,305 were cancelled in 2011. The company intends to cancel the remaining repurchased shares in 2012.

The following table provides a summary of shares repurchased by the Company in 2011:

Period	Total Number of Shares purchased	Average Price Paid per Share (EUR)	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Value of Shares That May Yet be Purchased Under The Plans or Programs [1]

January 20 - 31, 2011	78,975	29.13	78,975	997,699,182
February 1 - 28, 2011	1,599,019	31.42	1,677,994	947,457,186
March 1 - 31, 2011	2,988,801	30.33	4,666,795	856,819,199
April 1 - 30, 2011	2,413,449	27.68	7,080,244	790,017,324
May 2 - 31, 2011	4,814,924	27.26	11,895,168	658,770,101
June 1 - 30, 2011	1,677,557	25.20	13,572,725	616,498,695
July 1 - 29, 2011	2,245,788	25.50	15,818,513	559,238,654
August 1 - 31, 2011	2,907,848	23.59	18,726,361	490,649,449
September 1 - 30, 2011	2,887,514	25.46	21,613,875	417,147,453
October 3 - 31, 2011	1,440,646	27.53	23,054,521	377,488,352
November 1 - 30, 2011	1,649,792	29.01	24,704,313	329,630,685
December 1 - 31, 2011	970,263	30.54	25,674,576	300,000,025

Total	25,674,576	27.26

1	This table reflects the situation as at December 31, 2011. Subsequently, on January 18, 2012, the Company announced to increase the size of the program to a maximum amount of EUR 1,130 million.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

28. Related Party Transactions

Consistent with the Company’s corporate responsibilities to its surrounding community and together with several other companies in the region, ASML entered into a loan agreement with a local sports club PSV N.V.; pursuant to which ASML provided PSV N.V., as of August 1, 2011, a 14 year, interest free, subordinated loan of EUR 5.0 million. The chairman of the Supervisory Board of ASML, Mr. Arthur van der Poel is currently (until June 2012) member of the Supervisory Board of PSV N.V. Mr. Peter Wennink (Chief Financial Officer of ASML) was appointed as member of the Supervisory Board of PSV N.V. as of August 2011.

Except for the above, there have been no transactions during our most recent fiscal year, and there are currently no transactions, between ASML or any of its subsidiaries, and any significant shareholder and any director or officer or any relative or spouse thereof other than ordinary course compensation arrangements. During our most recent fiscal year, there has been no, and at present there is no, outstanding indebtedness to ASML owed or owing by any director or officer of ASML or any associate thereof, other than the virtual financing arrangement with respect to shares and stock options described under Notes 17 and 21.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events	29. Subsequent Events Subsequent events were evaluated by the Company up to February 13, 2012, which is the issuance date of this Annual Report 2011. There are no subsequent events to report.

General information / Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2011
General information / Summary of significant accounting policies [Abstract]
Basis of preparation

Basis of preparation

The accompanying consolidated financial statements are stated in thousands of euros (“EUR”) unless indicated otherwise.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of estimates

Use of estimates

The preparation of ASML’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities on the balance sheet dates, and the reported amounts of revenue and expenses during the reported periods. Actual results could differ from those estimates.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of ASML Holding N.V. and all of its subsidiaries and the variable interest entities in which the Company is the primary beneficiary (together referred to as “ASML” or the “Company”). All intercompany profits, balances and transactions have been eliminated in the consolidation.

Subsidiaries

Subsidiaries

Subsidiaries are all entities over which ASML has the power to govern financial and operating policies generally accompanying a shareholding of more than one-half of the voting rights. As from the date that these criteria are met, the financial data of the relevant company are included in the consolidation.

Acquisitions of subsidiaries are included on the basis of the ‘purchase accounting’ method. The cost of acquisition is measured as the cash payment made, the fair value of other assets distributed and the fair value of liabilities incurred or assumed at the date of exchange, plus the costs that can be allocated directly to the acquisition. The excess of the costs of an acquired subsidiary over the net of the amounts assigned to assets acquired and liabilities incurred or assumed is capitalized as goodwill.

Variable Interest Entities

Variable Interest Entities

The Company assesses whether it has a controlling financial interest in any Variable Interest Entity (“VIE”) and, thus, whether it is the VIE’s primary beneficiary. ASML shall be deemed to have a controlling financial interest in a VIE if it has both of the following characteristics: a. the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and b. the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. If ASML has a controlling financial interest in a VIE, it is required to consolidate the VIE.

Foreign currency translation

Foreign currency translation

The financial information for subsidiaries outside the euro-zone is generally measured using local currencies as the functional currency. The financial statements of those foreign subsidiaries are translated into euros in the preparation of ASML’s consolidated financial statements. Assets and liabilities are translated into euros at the exchange rate in effect on the respective balance sheet dates. Income and expenses are translated into euros based on the average exchange rate for the corresponding period. The resulting translation adjustments are recorded directly in shareholders’ equity. Currency differences on intercompany loans that have the nature of a long-term investment are also accounted for directly in shareholders’ equity.

Derivative instruments

Derivative instruments

The Company principally uses derivative hedging instruments for the management of foreign currency risks and interest rate risks. The Company measures all derivative hedging instruments based on fair values derived from market prices of the instruments. The Company adopts hedge accounting for hedges that are highly effective in offsetting the identified hedged risks taking into account required effectiveness criteria.

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured at their fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. The Company designates certain derivatives as either:

•	A hedge of the exposure to changes in the fair value of a recognized asset or liability, or of an unrecognized firm commitment, that are attributable to a particular risk (fair value hedge);
•	A hedge of the exposure to variability in the cash flows of a recognized asset or liability, or of a forecasted transaction, that is attributable to a particular risk (cash flow hedge); or
•	A hedge of the foreign currency exposure of a net investment in a foreign operation (net investment hedge).

The Company documents at the inception of the transaction the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, of whether derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

Fair value hedge

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in the consolidated statements of operations. The Company designates foreign currency hedging instruments as a hedge of the fair value of a recognized asset or liability in non-functional currencies. The gain or loss relating to the ineffective portion of foreign currency hedging instruments is recognized in the consolidated statements of operations as “net sales” or “cost of sales”.

Interest rate swaps that are being used to hedge the fair value of fixed loan coupons payable are designated as fair value hedges. The change in fair value is intended to offset the change in the fair value of the underlying fixed loan coupons, which is recorded accordingly. The gain or loss relating to the ineffective portion of interest rate swaps hedging fixed loan coupons payable is recognized in the consolidated statements of operations as “interest income” or “interest expense”.

Cash flow hedge

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income, net of taxes, until the underlying hedged transaction is recognized in the consolidated statements of operations. In the event that the underlying hedge transaction will not occur within the specified time period, the gain or loss on the related cash flow hedge is released from other comprehensive income and included in the consolidated statements of operations, unless, extenuating circumstances exist that are related to the nature of the forecasted transaction and are outside the control or influence of the Company and which cause the forecasted transaction to be probable of occurring on a date that is beyond the specified time period.

Foreign currency hedging instruments that are being used to hedge cash flows related to forecasted sales or purchase transactions in non-functional currencies are designated as cash flow hedges. The gain or loss relating to the ineffective portion of the foreign currency hedging instruments is recognized in the consolidated statements of operations in “sales” or “cost of sales”.

Interest rate swaps that are being used to hedge changes in the variability of future interest receipts are designated as cash flow hedges. The changes in fair value of the derivatives are intended to offset changes in future interest cash flows on the assets. The gain or loss relating to the ineffective portion of interest rate swaps hedging the variability of future interest receipts is recognized in the consolidated statements of operations as “interest income” or “interest expense”.

Net investment hedge

Foreign currency hedging instruments that are being used to hedge changes in the value of a net investment are designated as net investment hedges. Changes in the fair value of a derivative that is designated and qualifies as a net investment hedge are recorded in other comprehensive income, net of taxes. The gain or loss relating to the ineffective portion is recognized in the consolidated statements of operations as “interest income” or “interest expense”. Gains and losses accumulated in other comprehensive income are recognized in the consolidated statements of operations when the foreign operation is (partially) disposed or sold.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist primarily of highly liquid investments, such as bank deposits, money market funds and interest-bearing bank accounts with insignificant interest rate risk and remaining maturities of three months or less at the date of acquisition.

Inventories

Inventories

Inventories are stated at the lower of cost (first-in, first-out method) or market value. Cost includes net prices paid for materials purchased, charges for freight and customs duties, production labor cost and factory overhead. Allowances are made for slow-moving, obsolete or unsellable inventory.

Allowances for inventory are determined based on the expected demand which is derived from sales forecasts as well as the expected market value of the inventory.

Goodwill and other intangible assets

Intangible assets

Goodwill

Goodwill represents the excess of the costs of an acquisition over the fair value of the Company’s share of the identifiable net assets of the acquired subsidiary at the date of acquisition. Goodwill on acquisition of subsidiaries is allocated to reporting units for the purpose of impairment testing. The allocation is made to those reporting units that are expected to benefit from the business combination in which the goodwill arose. Goodwill is tested for impairment annually on September 30 and whenever events or changes in circumstances indicate that the carrying amount of the goodwill may not be recoverable. Goodwill is stated at cost less accumulated impairment losses.

Other intangible assets

Other intangible assets include acquired intellectual property rights, developed technology, customer relationships and other intangible assets. Other intangible assets are stated at cost, less accumulated amortization and any accumulated impairment losses. Amortization is calculated using the straight-line method based on the estimated useful lives of the assets. The following table presents the estimated useful lives of ASML’s other intangible assets:

Category	Estimated useful life

Intellectual property	3 - 10 years
Developed technology	6 years
Customer relationships	8 years
Other	2 - 6 years

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated at cost, less accumulated depreciation and any accumulated impairment losses. Costs of assets manufactured by ASML include direct manufacturing costs, production overhead and interest costs incurred for qualifying assets during the construction period. Depreciation is calculated using the straight-line method based on the estimated useful lives of the related assets. In the case of leasehold improvements, the estimated useful lives of the related assets do not exceed the remaining term of the corresponding lease.

The following table presents the estimated useful lives of ASML’s property, plant and equipment:

Category	Estimated useful life

Buildings and constructions	5 - 40 years
Machinery and equipment	2 - 5 years
Leasehold improvements	5 - 10 years
Furniture, fixtures and other equipment	3 - 5 years

Land is not depreciated.

Certain internal and external costs associated with the purchase and/or development of internally used software are capitalized when both the preliminary project stage is completed and management has authorized further funding for the project, which it has deemed probable to be completed and to be usable for the intended function. These costs are depreciated on a straight-line basis over the period of related benefit, which ranges primarily from three to five years.

Evaluation of long-lived assets for impairment

Evaluation of long-lived assets for impairment

Long-lived assets include goodwill, other intangible assets and property, plant and equipment.

Goodwill is tested for impairment annually on September 30 and whenever events or changes in circumstances indicate that the carrying amount of the goodwill may not be recoverable. The test is based on a two-step approach. First, the recoverability is tested by comparing the carrying amount of the reporting unit (including goodwill allocated to such unit) with the fair value being the sum of the discounted future cash flows related to that reporting unit. If the carrying amount of the reporting unit is higher than the fair value of the reporting unit, the second step should be performed. The goodwill impairment is measured as the excess of the carrying amount of the goodwill over its implied fair value. The implied fair value of goodwill is determined by calculating the fair value of the various assets and liabilities included in the reporting unit in the same manner as goodwill is determined in a business combination.

Other intangible assets and property, plant and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of those assets may not be recoverable. Other intangible assets and property, plant and equipment are tested for impairment based on a two-step approach. First, the recoverability is tested by comparing the carrying amount of the other intangible assets and property, plant and equipment with the fair value being the sum of the related undiscounted future cash flows. Second, if the carrying amount of the other intangible assets and property, plant and equipment is higher than the fair value the assets are considered to be impaired. An impairment expense is recognized as the difference between the carrying amount and the fair value of the other intangible assets and property, plant and equipment.

Provisions

Provisions

Provisions for lease contract termination costs are recognized when costs will continue to be incurred under a contract for its remaining term without economic benefit to the Company and the Company ceases using the rights conveyed by the contract. The provisions are measured at fair value which for an operating lease contract is determined based on the remaining lease payments reduced by the estimated sublease payments that could be reasonably obtained.

Revenue recognition

Revenue recognition

ASML recognizes revenue when all four revenue recognition criteria are met: persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; seller’s price to buyer is fixed or determinable; and collectability is reasonably assured. At ASML this policy generally results in revenue recognition from the sale of a system upon shipment. The revenue from the installation of a system is generally recognized upon completion of that installation at the customer site. Each system undergoes, prior to shipment, a “Factory Acceptance Test” in ASML’s clean room facilities, effectively replicating the operating conditions that will be present on the customer’s site, in order to verify whether the system will meet its standard specifications and any additional technical and performance criteria agreed with the customer, if any. A system is shipped, and revenue is recognized, only after all specifications are met and customer sign-off is received or waived. In case not all specifications are met and the remaining performance obligation is not essential to the functionality of the system but is substantive rather than inconsequential or perfunctory, a portion of the sales price is deferred. Although each system’s performance is re-tested upon installation at the customer’s site, ASML has never failed to successfully complete installation of a system at a customer’s premises.

In connection with the introduction of new technology, such as our second-generation EUV systems (NXE:3100), we initially defer revenue recognition until completion of installation and acceptance of the new technology based system at customer premises. As our systems are based largely on two product platforms that permit incremental, modular upgrades, the introduction of genuinely “new” technology occurs infrequently, and in the past 12 years, has occurred on only two occasions: 2010 (EUV) and 1999 (TWINSCAN).

In 2011, we recognized system sales revenue for three NXE:3100 systems that were installed at the customer location and were accepted by our customers, for an amount of EUR 119.3 million (2010 and 2009: no revenue from new technology was recognized). This includes one NXE:3100 system for an amount of EUR 38.5 million that had been deferred in 2010 because the system had not yet been accepted by the customer. For the years 2010 and 2009, we did not recognize any revenue from new technology that had previously been deferred. As of December 31, 2011, we deferred revenue from new technology systems for an amount of EUR 48.6 million, relating to one NXE:3100 system that has not been installed at the customer’s location.

With respect to the third-generation EUV systems (NXE:3300) that are expected to be available for shipment to customers from 2012 onwards, the Company is currently assessing the conditions upon which revenue would be recognized and whether or not amounts should be deferred. Any such deferral of revenues could have a material effect on ASML’s results of operations for the period in which the deferral occurred and on the succeeding periods.

ASML has no significant repurchase commitments in its general sales terms and conditions. From time to time the Company repurchases systems that it has manufactured and sold and, following refurbishment, resells those systems to other customers. This repurchase decision is driven by market demand expressed by other customers and not by explicit or implicit contractual arrangements relating to the initial sale. The Company considers reasonable offers from any vendor, including customers, to repurchase used systems so that it can refurbish, resell, and install these systems as part of its normal business operations. Once repurchased, the repurchase price of the used system is recorded in work-in-process inventory during the period it is being refurbished, following which the refurbished system is reflected in finished products inventory until it is sold to the customer. As of December 31, 2011 and 2010 ASML had no repurchase commitments.

We offer customers discounts in the normal course of sales negotiations. These discounts are directly deducted from the gross sales price at the moment of revenue recognition. From time to time, we offer volume discounts to certain customers. In some instances these volume discounts can be used to purchase field options (system enhancements). The related amount is recorded as a reduction in revenue at time of shipment. From time to time, we offer free or discounted products or services (award credits) to our customers as part of a volume purchase agreement. The sales transaction that gives rise to these award credits is accounted for as a multiple element revenue transaction as the agreements involve the delivery of multiple products. The consideration received from the sales transaction is allocated between the award credits and the other elements of the sales transaction. The consideration allocated to the award credits is recognized as deferred revenue until award credits are delivered to the customer. The amount allocable to a delivered item is limited to the amount that is not contingent upon the delivery of additional items or meeting other specified performance conditions (the non-contingent amount).

Revenues are recognized excluding the taxes levied on revenues (net basis).

In the event that an arrangement with a customer becomes onerous, the Company recognizes a liability for the amount that the cost of settling the arrangement exceeds the amount of the contract price. When the Company satisfies the onerous arrangement, it derecognizes the related liability.

Multiple element arrangements

The main portion of ASML’s revenue is derived from contractual arrangements with the Company’s customers that have multiple deliverables, which mainly include the sale of our systems, installation and training services and prepaid extended and enhanced (optic) warranty contracts. As of January 1, 2011, ASML adopted Accounting Standards Update (“ASU”) 2009-13, “Revenue Arrangements with Multiple Deliverables” which amended the guidance on arrangements with multiple deliverables in ASC 605-25. The new standard changes the requirements for establishing separate units of accounting in a multiple element arrangement and requires the allocation of arrangement consideration to each deliverable to be based on the relative selling price. The Company applies this accounting guidance prospectively to arrangements originating or materially modified on or after January 1, 2011. The implementation resulted in additional qualitative disclosures that are included below, but did not result in additional units of accounting and only had an insignificant impact on timing and allocation of revenues. Furthermore, the Company does not expect the pending contents of ASC 605-25 to have a significant impact on timing and allocation of revenues.

Each element in the arrangement is accounted for as a separate unit of accounting provided the following criteria are met: the delivered products or services have value to the customer on a standalone basis; and for an arrangement that includes a general right of return relative to the delivered products or services, delivery or performance of the undelivered product or service is considered probable and is substantially controlled by us. We consider a deliverable to have stand-alone value if the product or service is sold separately by us or another vendor or could be resold by the customer. Further, our revenue arrangements do not include a general right of return relative to the delivered products. Where the aforementioned criteria for a separate unit of accounting are not met, the deliverable is combined with the undelivered element(s) and treated as a single unit of accounting for the purposes of allocation of the arrangement consideration and revenue recognition.

The hierarchy of evidence to determine a selling price in ASC 605-25 is as follows:

•	Vendor-Specific Objective Evidence (“VSOE”) – the price at which the Company sells the element in a separate standalone transaction;
•	Third-Party Evidence (“TPE”) – evidence from the Company or other companies of the value of a largely interchangeable element in a transaction;
•	Best Estimate of Selling Price (“BESP”) – the Company’s best estimate of the selling price of an element in the transaction.

To determine the selling price in multiple elements arrangements, we establish VSOE of the selling price for installation and training services and prepaid extended and enhanced (optic) warranty contracts. VSOE is determined based on the prices that ASML charges for installation and comparable services (such as relocating a system to another customer site) and prepaid extended and enhanced (optic) warranty contracts on a stand-alone basis, which are subject to normal price negotiations. Revenue from installation and training services is recognized when the services are completed. Revenue from prepaid extended and enhanced (optic) warranty contracts is recognized over the term of the contract. When the Company is unable to establish the selling price using VSOE or TPE, the Company uses BESP. The objective of using estimated selling price-based methodology is to determine the price at which we would transact a sale if the product or service were sold on a stand-alone basis. Accordingly, we determine BESP considering several internal and external factors including, but not limited to, pricing practices, gross margin objectives, market conditions, competitive environment, internal costs and geographies. The Company reviews selling prices every reporting period and maintains internal controls over the establishment and updates of these estimates.

For arrangements entered into through December 31, 2010, the Company primarily recognizes revenue based on the previous guidance of ASC 605-25. The revenue relating to the installation and training services and prepaid extended and enhanced (optic) warranty contracts is deferred at their fair value until delivery of these elements. As the Company is not able to determine the fair value for the system, but is able to determine the fair value for all other elements in the arrangement, revenue is allocated as the difference between the total arrangement consideration less the aggregate fair value of all other elements in the arrangement, and no revenue is recognized until all elements without fair value have been delivered.

The deferred revenue balance from installation and training services as of December 31, 2011 amounted to EUR 1.8 million (2010: EUR 10.1 million) and EUR 11.9 million (2010: EUR 12.7 million), respectively.

The deferred revenue balance from extended and enhanced (optic) warranty contracts as of December 31, 2011, amounted to EUR 280.1 million (2010: EUR 243.4 million).

Lease arrangements

Lease arrangements

If ASML has offered the customer a sales-type lease arrangement, revenue is recognized at commencement of the lease term. The present value of the lease payments is recognized as a finance receivable. The difference between the gross receivable and the present value of the receivable is recognized as unearned interest in the consolidated statements of operations. If ASML has offered its customers an operating lease arrangement, the contract consideration is recognized in the consolidated statements of operations on a straight-line basis over the period of the lease.

Warranty

Warranty

The Company provides standard warranty coverage on its systems for 12 months and on certain optic parts for 60 months, providing labor and parts necessary to repair systems and optic parts during the warranty period. The estimated costs for a standard warranty are accounted for by accruing these costs for each system upon recognition of the system sale. Based upon historical service records, the Company calculates the charge of average service hours and parts per system to determine the estimated warranty costs. On a semi-annual basis, the Company assesses, and updates if necessary, its accounting estimates used to calculate the standard warranty reserve based on the latest actual historical warranty costs and expected future warranty costs.

The extended and enhanced (optic) warranty on the Company’s systems is accounted for as a separate element of multiple element revenue recognition transactions.

Accounting for shipping and handling fees and costs

Accounting for shipping and handling fees and costs

ASML bills the customer for, and recognizes as revenue, any charges for shipping and handling costs. The related costs are recognized as cost of sales.

Cost of sales

Cost of sales

Cost of system sales comprise direct product costs such as materials, labor, cost of warranty, depreciation, shipping and handling costs and related overhead costs. ASML accrues for the estimated cost of the warranty on its systems, which includes the cost of labor and parts necessary to repair systems during the warranty period. The amounts recorded in the warranty accrual are estimated based on actual historical expenses incurred and on estimated probable future expenses related to current sales. Actual warranty costs are charged against the accrued warranty reserve.

Costs of service sales comprise direct service costs such as materials, labor, depreciation and overhead costs.

Cost of field option sales comprise direct product costs such as materials, labor, cost of warranty, shipping and handling costs and related overhead costs.

Research and development costs and credits

Research and development costs and credits

Costs relating to research and development (“R&D”) are charged to operating expenses as incurred. ASML receives subsidies and other credits from several Dutch and international (inter-)governmental institutes. These subsidies and other governmental credits that cover R&D costs relating to approved projects are recorded as R&D credits in the R&D line in the consolidated statements of operations in the period in which such costs occur.

Share-based payments

Share-based payments

The cost of employee services received (compensation expenses) in exchange for awards of equity instruments are recognized based upon the grant-date fair value of stock options and shares. The grant-date fair value of stock options is estimated using a Black-Scholes option valuation model. This Black-Scholes model requires the use of assumptions, including expected share price volatility, the estimated life of each award and the estimated dividend yield. The risk-free interest rate used in the model is determined, based on an index populated with euro-denominated European government agency bond with AAA ratings, and with a life equal to the expected life of the equity-settled share-based payments. The grant-date fair value of shares is determined based on the closing price of the Company’s ordinary shares on NYSE Euronext in Amsterdam (“Euronext Amsterdam”) on the grant-date

The grant-date fair value of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Company’s estimate of equity instruments that will eventually vest. At each balance sheet date, the Company revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in the consolidated statements of operations in the period in which the revision is determined, with a corresponding adjustment to equity.

The Company makes quarterly assessments of the adequacy of the (hypothetical) tax pool to determine whether there are tax deficiencies that require recognition in the consolidated statements of operations. The Company has selected the alternative transition method (under Accounting Standards Codification (“ASC”) 718) in order to calculate the tax pool.

The Company’s current share-based payment plans do not provide for cash settlement of options and stock.

Income taxes

Income taxes

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the tax effect of incurred net operating losses and for tax consequences attributable to differences between the balance sheet carrying amounts of existing assets and liabilities and their respective tax bases. If it is more likely than not that the carrying amounts of deferred tax assets will not be realized, a valuation allowance is recorded to reduce the carrying amounts of those assets.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date.

On January 1, 2007 the Company adopted the provisions of FIN 48 “Accounting for Uncertainty in Income Taxes” after codification included in ASC 740. ASC 740 clarifies the accounting for income taxes by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. ASC 740 also provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Contingencies and litigation

Contingencies and litigation

The Company is party to various legal proceedings generally incidental to its business, as disclosed in Note 18. In connection with these proceedings and claims the Company’s management evaluated, based on the relevant facts and legal principles, the likelihood of an unfavorable outcome and whether the amount of the loss could be reasonably estimated. In most cases, management determined that either a loss was not probable or was not reasonably estimable. Significant subjective judgments were required in these evaluations, including judgments regarding the validity of asserted claims and the likely outcome of legal and administrative proceedings. The outcome of these proceedings, however, is subject to a number of factors beyond the Company’s control, most notably the uncertainty associated with predicting decisions by courts and administrative agencies. In addition, estimates of the potential costs associated with legal and administrative proceedings frequently cannot be subjected to any sensitivity analysis, as damage estimates or settlement offers by claimants may bear little or no relation to the eventual outcome. Finally, in any particular proceeding, the Company may agree to settle or to terminate a claim or proceeding in which it believes that it would ultimately prevail where it believes that doing so, when taken together with other relevant commercial considerations, is more cost-effective than engaging in an expensive and protracted litigation, the outcome of which is uncertain.

The Company accrues for legal costs related to litigation in its consolidated statements of operations at the time when the related legal services are actually provided to it.

Net income (loss) per ordinary share

Net income (loss) per ordinary share

Basic net income (loss) per ordinary share is calculated by dividing net income (loss) by the weighted average number of ordinary shares outstanding for that period. The dilutive effect is calculated using the treasury stock method. Excluded from the diluted weighted average number of shares outstanding calculation are cumulative preference shares contingently issuable to the preference share foundation, since they represent a different class of stock than the ordinary shares. See Note 26 for further discussion.

The basic and diluted net income (loss) per ordinary share has been calculated in accordance with the following schedule:

Year ended December 31 (in thousands, except per share data)	2011 EUR	2010 EUR	2009 EUR

Net income (loss)	1,466,960	1,021,820	(150,925)

Weighted average number of shares outstanding (after deduction of treasury stock) during the year	425,618	435,146	432,615

Basic net income (loss) per ordinary share	3.45	2.35	(0.35)

Weighted average number of shares:	425,618	435,146	432,615
Plus shares applicable to:
Options and restricted shares[1]	3,435	3,828	2,908

Dilutive potential ordinary shares	3,435	3,828	2,908

Adjusted weighted average number of shares	429,053	438,974	432,615

Diluted net income (loss) per ordinary share [1]	3.42	2.33	(0.35)

1	The calculation of diluted net income (loss) per ordinary share assumes the exercise of options issued under ASML stock option plans and the issuance of shares under ASML share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income (loss) per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.

Comprehensive income

Comprehensive income

Comprehensive income consists of net income (loss) and other comprehensive income.

Other comprehensive income refers to revenues, expenses, gains and losses that are not included in net income (loss), but recorded directly in shareholders’ equity. For the years ended December 31, 2011, 2010 and 2009, comprehensive income consists of net income (loss), unrealized gains and losses on derivative instruments, net of taxes, and unrealized gains and losses on foreign currency translation, net of taxes.

New U.S. GAAP Accounting Pronouncements

New U.S. GAAP Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurement (Topic 820)”. The amendments in this ASU generally represent clarifications of Topic 820 but also results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The ASU is effective for annual periods beginning after December 15, 2011. The Company anticipates that the adoption of ASU 2011-04 will not have a material impact on the Company’s consolidated financial statements

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220).” Under the ASU, an entity has the option to present comprehensive income in either one continuous statement or two consecutive financial statements. Under both options, an entity is required to present each component of net income along with total net income, each component of other comprehensive income (“OCI”) along with a total for OCI and a total amount for comprehensive income. The option under current guidance which permits the presentation of components of OCI as part of the statement of changes in stockholders’ equity has been eliminated. In December 2011, the FASB issued ASU 2011-12 which indefinitely defers certain provisions of ASU 2011-05, the main deferred provision relating to a requirement for entities to present reclassification adjustments out of accumulated OCI by component in both the statements in which net income is presented and the statement in which OCI in any period is presented. The ASU is effective for annual periods beginning after December 15, 2011. Early adoption is permitted. The Company is currently assessing what impact ASU 2011-05 may have on its consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles-Goodwill and Other (Topic 350).” The amendments in this ASU will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The ASU is effective for annual periods beginning after September 15, 2011. Early adoption is permitted. The ASU 2011-08 will not have any effect on the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-09, “Compensation-Retirement Benefits-Multiemployer Plans (Subtopic 715-80).” The amendments in this ASU require additional disclosures about an employer’s participation in a multiemployer plan. The ASU is effective for annual periods ending after December 15, 2011. We adopted the ASU in 2011 and refer to note 16 for more information. The adoption of ASU 2011-09 only resulted in limited additional disclosures and did not have any impact on our consolidated financial statements.

General information / Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2011
General information / Summary of significant accounting policies [Abstract]
Other intangible assets

Category	Estimated useful life

Intellectual property	3 - 10 years
Developed technology	6 years
Customer relationships	8 years
Other	2 - 6 years

Property, plant and equipment

Category	Estimated useful life

Buildings and constructions	5 - 40 years
Machinery and equipment	2 - 5 years
Leasehold improvements	5 - 10 years
Furniture, fixtures and other equipment	3 - 5 years

Net income (loss) per ordinary share

Year ended December 31 (in thousands, except per share data)	2011 EUR	2010 EUR	2009 EUR

Net income (loss)	1,466,960	1,021,820	(150,925)

Weighted average number of shares outstanding (after deduction of treasury stock) during the year	425,618	435,146	432,615

Basic net income (loss) per ordinary share	3.45	2.35	(0.35)

Weighted average number of shares:	425,618	435,146	432,615
Plus shares applicable to:
Options and restricted shares[1]	3,435	3,828	2,908

Dilutive potential ordinary shares	3,435	3,828	2,908

Adjusted weighted average number of shares	429,053	438,974	432,615

Diluted net income (loss) per ordinary share [1]	3.42	2.33	(0.35)

1	The calculation of diluted net income (loss) per ordinary share assumes the exercise of options issued under ASML stock option plans and the issuance of shares under ASML share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income (loss) per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.

Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair value measurements [Abstract]
Financial assets and financial liabilities that are measured at fair value on a recurring basis

As of December 31, 2011 (in thousands)	Level 1 EUR	Level 2 EUR	Level 3 EUR	Total EUR

Assets
Derivative financial instruments[1]	-	126,351	-	126,351
Money market funds [2]	369,238	-	-	369,238

Total	369,238	126,351	-	495,589

Liabilities
Long-term debt [3]	-	736,368	-	736,368
Derivative financial instruments [1]	-	40,359	-	40,359

Total	-	776,727	-	776,727

As of December 31, 2010 (in thousands)	Level 1 EUR	Level 2 EUR	Level 3 EUR	Total EUR

Assets
Derivative financial instruments [1]	-	96,180	-	96,180
Money market funds [2]	203,922	-	-	203,922

Total	203,922	96,180	-	300,102

Liabilities
Long-term debt [3]	-	710,060	-	710,060
Derivative financial instruments [1]	-	34,898	-	34,898

Total	-	744,958	-	744,958

1	Derivative financial instruments consist of forward contracts and interest rate swaps. See Note 3.
2	Money market funds are part of the Company’s cash and cash equivalents.
3	Long-term debt mainly relates to the Company’s EUR 600.0 million Eurobond and excludes accrued interest. For further details see Note 14.

Financial risk management (Tables)	12 Months Ended
Dec. 31, 2011
Financial risk management [Abstract]
Financial Instruments

As of December 31 (in thousands)	2011 Notional Amount EUR	Fair Value EUR	2010 Notional Amount EUR	Fair Value EUR

Forward foreign exchange contracts[1]	389,579	(23,999)	(1,933)	(28,974)
Interest rate swaps [2]	641,500	109,991	641,500	90,256

1	Relates to forward contracts assigned as a hedge to forecasted sales and purchase transactions and to monetary assets and liabilities, mainly in U.S. dollar and Japanese Yen.
2	Relates to interest rate swaps assigned as a hedge to interest bearing assets and liabilities, mainly related to the Eurobond; the fair value of the interest rate swaps includes accrued interest.

Derivative financial instruments per category

	2011		2010
As of December 31 (in thousands)	Assets EUR	Liabilities EUR	Assets EUR	Liabilities EUR

Interest rate swaps - cash flow hedges	-	3,933	-	3,091
Interest rate swaps - fair value hedges	113,924	-	93,347	-
Forward foreign exchange contracts - cash flow hedges	11,332	3,019	1,533	11,535
Forward foreign exchange contracts - other hedges (no hedge accounting)	1,095	33,407	1,300	20,272

Total	126,351	40,359	96,180	34,898

Less non-current portion:
Interest rate swaps - cash flow hedges	-	3,210	-	1,887
Interest rate swaps - fair value hedges	92,534	-	71,779	-
Forward foreign exchange contracts - cash flow hedges	-	-	-	94

Total non-current portion	92,534	3,210	71,779	1,981

Total current portion	33,817	37,149	24,401	32,917

Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2011
Accounts and Finance receivables [Abstract]
Accounts receivable

As of December 31 (in thousands)	2011 EUR	2010 EUR

Accounts receivable, gross	883,209	1,125,479
Allowance for doubtful receivables	(2,582)	(1,945)

Accounts receivable, net	880,627	1,123,534

Allowance for doubtful receivables

As of December 31 (in thousands)	2011 EUR	2010 EUR

Balance at beginning of year	(1,945)	(3,239)
Utilization of the provision	212	38
(Addition) / release for the year[1]	(849)	1,256

Allowance for doubtful receivables	(2,582)	(1,945)

1	(Addition) / release for the year is recorded in cost of sales.

Finance receivables (Tables)	12 Months Ended
Dec. 31, 2011
Accounts and Finance receivables [Abstract]
Components of finance receivables

As of December 31 (in thousands)	2011 EUR	2010 EUR

Finance receivables, gross	78,853	48,398
Unearned interest	-	(6,845)

Finance receivables, net	78,853	41,553
Current portion of finance receivables, gross	78,853	16,594
Current portion of unearned interest	-	(3,946)

Non-current portion of finance receivables, net	-	28,905

Finance receivables due for payment

(in thousands)	EUR
2012	78,853
2013	-
2014	-
2015	-
2016	-
Thereafter	-

Finance receivables, gross	78,853

Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories

As of December 31 (in thousands)	2011 EUR	2010 EUR

Raw materials	258,712	248,969
Work-in-process	1,026,872	1,083,932
Finished products	532,556	353,514

Inventories, gross	1,818,140	1,686,415
Allowance for obsolescence and/or lower market value	(193,513)	(189,235)

Inventories, net	1,624,627	1,497,180

Allowance for obsolescence

As of December 31 (in thousands)	2011 EUR	2010 EUR

Balance at beginning of year	(189,235)	(205,206)
Addition for the year	(60,300)	(55,691)
Effect of exchange rates	(883)	(4,148)
Utilization of the provision	56,905	75,810

Allowance for obsolescence and/or lower market value	(193,513)	(189,235)

Other assets (Tables)	12 Months Ended
Dec. 31, 2011
Other assets [Abstract]
Other current assets

As of December 31 (in thousands)	2011 EUR	2010 EUR

Advance payments to Zeiss	66,203	65,821
Prepaid expenses	56,300	46,325
Derivative instruments	33,817	24,401
VAT	47,543	35,065
Other receivables	27,504	41,298
Other	6,728	1,252

Other current assets	238,095	214,162

Other non current assets

As of December 31 (in thousands)	2011 EUR	2010 EUR

Advance payments to Zeiss	187,950	140,016
Derivative instruments	92,534	71,779
Compensation plan assets[1]	10,577	9,626
Prepaid expenses	5,749	7,617
Subordinated loan granted to lessor in respect of Veldhoven headquarters [2]	5,445	5,445
Other	4,996	1,229

Other non-current assets	307,251	235,712

1	For further details on compensation plan assets see Note 17.
2	For further details on loan granted to lessor in respect of Veldhoven headquarters see Note 11.

Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Other intangible assets [Abstract]
Goodwill

As of December 31 (in thousands)	2011 EUR	2010 EUR

Cost
Balance, January 1	141,286	131,462
Effect of exchange rates	4,758	9,824

Goodwill	146,044	141,286

Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Other intangible assets [Abstract]
Other intangible assets

(in thousands)	Intellectual property EUR	Developed technology EUR	Customer relationships EUR	In-process R&D EUR	Other EUR	Total EUR
Cost
Balance, January 1, 2010	47,250	24,495	8,263	23,148	2,196	105,352
Effect of exchange rates	-	1,388	470	-	35	1,893

Balance, December 31, 2010	47,250	25,883	8,733	23,148	2,231	107,245

Balance, December 31, 2011	47,250	25,883	8,733	23,148	2,231	107,245

Accumulated amortization and impairment
Balance, January 1, 2010	47,013	12,268	2,927	23,148	1,868	87,224
Amortization	211	4,052	1,084	-	108	5,455
Effect of exchange rates	-	723	174	-	18	915

Balance, December 31, 2010	47,224	17,043	4,185	23,148	1,994	93,594
Amortization	4	4,080	1,092	-	109	5,285

Balance, December 31, 2011	47,228	21,123	5,277	23,148	2,103	98,879

Carrying amount
December 31, 2010	26	8,840	4,548	-	237	13,651
December 31, 2011	22	4,760	3,456	-	128	8,366

Future amortization expenses

(in thousands)	EUR
2012	5,285
2013	1,794
2014	1,095
2015	186
2016	4
Thereafter	2

Amortization expenses	8,366

Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, plant and equipment [Abstract]
Property, plant and equipment

(in thousands)	Land, buildings and constructions EUR	Machinery and equipment EUR	Leasehold improvements EUR	Furniture, fixtures and other equipment EUR	Total EUR

Cost
Balance, January 1, 2010	482,233	533,134	154,966	286,484	1,456,817
Additions	38,528	244,123	31,015	29,129	342,795
Disposals	(2,876)	(187,181)	(1,103)	(1,844)	(193,004)
Effect of exchange rates	8,970	19,177	757	2,475	31,379

Balance, December 31, 2010	526,855	609,253	185,635	316,244	1,637,987
Additions	213,513	355,358	20,918	29,314	619,103
Disposals	-	(212,286)	(216)	(1,619)	(214,121)
Effect of exchange rates	1,773	11,698	323	1,040	14,834

Balance, December 31, 2011	742,141	764,023	206,660	344,979	2,057,803

Accumulated depreciation and impairment
Balance, January 1, 2010	92,043	339,493	114,929	254,992	801,457
Depreciation	28,125	79,970	14,919	21,548	144,562
Impairment charges	6,673	1,178	500	212	8,563
Disposals	(1,328)	(71,809)	(1,045)	(1,696)	(75,878)
Effect of exchange rates	1,996	9,194	438	2,324	13,952

Balance, December 31, 2010	127,509	358,026	129,741	277,380	892,656
Depreciation	27,362	99,968	13,128	17,575	158,033
Impairment charges	-	3,508	2,789	5,975	12,272
Disposals	-	(64,417)	(41)	(988)	(65,446)
Effect of exchange rates	1,006	4,715	158	799	6,678

Balance, December 31, 2011	155,877	401,800	145,775	300,741	1,004,193

Carrying amount
December 31, 2010	399,346	251,227	55,894	38,864	745,331
December 31, 2011	586,264	362,223	60,885	44,238	1,053,610

Accrued and other liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Accrued and other liabilities [Abstract]
Accrued and other liabilities

As of December 31 (in thousands)	2011 EUR	2010 EUR

Deferred revenue	816,045	543,145
Costs to be paid	260,651	270,836
Deposits from customers	-	150,000
Down payments from customers	1,057,046	675,636
Personnel related items	212,059	177,025
Derivative instruments	40,359	34,898
Standard warranty reserve	43,273	37,965
Other	2,313	2,314

Accrued and other liabilities	2,431,746	1,891,819
Less: non-current portion of accrued and other liabilities [1]	663,099	373,070

Current portion of accrued and other liabilities	1,768,647	1,518,749

1	The main part of the non-current portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of EUV systems.

Changes in standard warranty reserve

(in thousands)	2011 EUR	2010 EUR

Balance, January 1	37,965	23,208
Additions of the year	61,279	46,467
Utilization of the reserve	(26,968)	(14,325)
Release of the reserve	(29,415)	(18,480)
Effect of exchange rates	412	1,095

Standard warranty reserve	43,273	37,965

Provisions (Tables)	12 Months Ended
Dec. 31, 2011
Provisions [Abstract]
Provisions

(in thousands)	Lease contract termination costs EUR

Balance, January 1, 2010	15,198
Utilization of the provision	(2,576)
Unwinding of discount	305
Effect of exchange rates	1,134

Balance, December 31, 2010	14,061
Utilization of the provision	(2,452)
Unwinding of discount	421
Effect of exchange rates	308

Balance, December 31, 2011	12,338

Non-current portion of provisions
December 31, 2010	11,811
December 31, 2011	10,012

Long-term debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-term debt/Lines of credit [Abstract]
Long-term debt

As of December 31 (in thousands)	2011 EUR	2010 EUR

Eurobond, carrying amount	695,618	674,835
Loan headquarter building[1]	33,795	35,225
Other	6,955	-

Long-term debt	736,368	710,060
Less: current portion of long-term debt	2,587	1,429

Non-current portion of long-term debt	733,781	708,631

1	This loan relates to the Company’s Variable Interest Entity, see Note 11.

Principal repayments and other borrowing arrangements

(in thousands)	EUR

2012	2,587
2013	2,481
2014	2,379
2015	2,379
2016	2,379
Thereafter	628,545

Long-term debt	640,750
Less: current portion of long-term debt	2,587

Non-current portion of long-term debt	638,163

Summary of carrying amount of outstanding Eurobond and fair value of interest rate swaps

As of December 31 (in thousands)	2011 EUR	2010 EUR

Eurobond
Principal amount	600,000	600,000
Fair value interest rate swaps[1]	95,618	74,835

Carrying amount	695,618	674,835

1	The fair value of the interest rate swaps excludes accrued interest.

Estimated fair value of Eurobond

As of December 31 (in thousands)	Principal Amount EUR	2011 Carrying Amount EUR	Fair Value[1] EUR	Principal Amount EUR	2010 Carrying Amount EUR	Fair Value[1] EUR

Eurobond	600,000	695,618	640,500	600,000	674,835	631,452

1	Source: Bloomberg Finance LP

Commitments, contingencies and guarantees (Tables)	12 Months Ended
Dec. 31, 2011
Commitments, contingencies and guarantees / Legal contingencies [Abstract]
Contractual obligations

Payments due by period (in thousands)	Total EUR	1 year EUR	2 year EUR	3 year EUR	4 year EUR	5 year EUR	After 5 years EUR

Long-Term Debt Obligations, including interest expenses [1]	859,575	38,779	38,653	38,571	38,570	38,571	666,431
Operating Lease Obligations	102,051	32,858	22,659	16,055	11,812	8,252	10,415
Purchase Obligations	1,884,452	1,674,077	190,054	8,986	4,112	4,019	3,204
Unrecognized Tax Benefits	64,990	10,141	5,989	647	-	17,051	31,162

Total Contractual Obligations	2,911,068	1,755,855	257,355	64,259	54,494	67,893	711,212

1	See Note 14 for the amounts excluding interest expense.

Purchase options

Purchase options due by period (in thousands)	Total EUR	1 year EUR	2 year EUR	3 year EUR	4 year EUR	5 year EUR	After 5 years EUR

Purchase options	22,982	-	-	8,999	-	13,983	-

Employee benefits (Tables)	12 Months Ended
Dec. 31, 2011
Employee benefits [Abstract]
Bonus plan expenses

Year ended December 31 (in thousands)	2011 EUR	2010 EUR	2009 EUR

Bonus expenses	15,557	12,489	15,693

Bonus expenses under performance-related bonus plan

Year ended December 31 (in thousands)	2011 EUR	2010 EUR	2009 EUR

Bonus expenses	13,131	9,694	9,167

Bonus expenses under retention bonus plan

Year ended December 31 (in thousands)	2011 EUR	2010 EUR	2009 EUR

Bonus expenses	737	1,165	5,222

Assumption of the Black-Scholes option valuation of the fair value of the company's stock options

Year ended December 31	2011	2010	2009

Weighted average share price (in EUR)	28.0	24.1	16.7
Volatility (in percentage)	37.8	36.4	51.7
Expected life (in years)	4.8	4.6	4.6
Risk free interest rate	2.9	2.5	3.2
Expected dividend yield (in EUR)	1.25	1.06	1.06
Forfeiture rate[1]	-	-	-

1	As of three years ended December 31, 2011, forfeitures are estimated to be nil.

Stock options

	EUR-denominated			USD-denominated
Year ended December 31	2011	2010	2009	2011	2010	2009

Weighted average fair value of stock options granted	8.28	8.22	6.21	10.42	11.10	13.42
Weighted average share price at the exercise date of stock options	29.39	25.77	22.02	41.94	33.79	31.28
Aggregate intrinsic value of stock options exercised (in thousands)	30,204	22,720	14,394	11,323	13,669	5,837
Aggregate remaining contractual term of currently exercisable options (years)	2.08	2.86	4.27	1.80	2.59	4.00
Aggregate intrinsic value of exercisable stock options (in thousands)	39,384	54,109	55,138	20,492	25,780	33,329
Aggregate intrinsic value of outstanding stock options (in thousands)	45,141	65,240	63,423	20,791	28,024	35,919

Stock option transactions

	EUR-denominated		USD-denominated
	Number of options	Weighted average exercise price per ordinary share (EUR)	Number of options	Weighted average exercise price per ordinary share (USD)

Outstanding, December 31, 2010	7,155,353	30.06	2,195,702	30.27
Granted	30,906	28.47	22,508	39.92
Exercised	(1,956,207)	13.96	(413,043)	14.53
Forfeited	(101,449)	53.16	(12,862)	22.55
Expired	-	-	-	-

Outstanding, December 31, 2011	5,128,603	35.73	1,792,305	31.33
Exercisable, December 31, 2011	4,795,815	37.16	1,758,505	31.30

Outstanding stock options

EUR-denominated			USD-denominated
Range of exercise prices (EUR)	Number of outstanding December 31, 2011	Weighted average remaining contractual life of outstanding options (years)	Range of exercise prices (USD)	Number of outstanding December 31, 2011	Weighted average remaining contractual life of outstanding options (years)

0 - 10	7,200	1.06	0 - 10	124,417	3.47
10 - 15	1,566,849	4.38	10 - 15	404,270	2.60
15 - 20	632,665	4.84	15 - 20	7,650	6.80
20 - 25	359,559	5.83	20 - 25	173,872	5.50
25 - 40	28,942	9.65	25 - 40	135,229	6.54
40 - 50	254,386	0.06	40 - 50	893,714	0.07
50 - 60	2,279,002	0.06	50 - 60	53,153	0.06

Total	5,128,603	2.43	Total	1,792,305	1.92

Summary of share plans

	EUR-denominated			USD-denominated
Year ended December 31	2011	2010	2009	2011	2010	2009

Total fair value at vesting date of shares vested during the year (in thousands)	9,155	6,165	3,416	1,956	8,856	5,508
Weighted average fair value of shares granted	28.09	23.51	15.42	39.00	31.66	29.11

Employee share issuances

	EUR- denominated Number of Shares	Weighted average grant date fair value (EUR)	USD- denominated Number of Shares	Weighted average grant date fair value (USD)

Conditional shares outstanding at January 1, 2011	1,141,833	19.75	288,867	26.22
Granted	733,546	28.09	128,468	39.00
Vested/Issued	(322,545)	18.21	(51,547)	27.02
Forfeited	(42,019)	20.38	(83,492)	24.00

Conditional shares outstanding at December 31, 2011	1,510,815	24.11	282,296	32.55

Pension Costs

Year ended December 31 (in thousands)	2011 EUR	2010 EUR	2009 EUR

Pension plan based on multi-employer union plan	31,819	29,643	30,930
Pension plans based on defined contribution	14,128	10,950	8,895

Pension and retirement expenses	45,947	40,593	39,825

Income taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income taxes [Abstract]
The components of (provision for) benefit from income taxes

Year ended December 31 (in thousands)	2011 EUR	2010 EUR	2009 EUR

Current tax	(129,127)	(180,613)	(29,970)
Deferred tax	(52,548)	(40,090)	50,595

Total	(181,675)	(220,703)	20,625

The reconciliation between the (provision for) benefit from income taxes shown in the consolidated statements of operations, based on the effective tax rate, and expense based on the Dutch tax rate

Year ended December 31 (in thousands)	2011 EUR	%	2010 EUR	%	2009 EUR	%

Income (loss) before Income taxes	1,648,635	100.0	1,242,523	100.0	(171,550)	100.0
Income tax (provision) benefit based on the Company’s domestic rate	(412,159)	25.0	(316,843)	25.5	43,745	25.5
Effects of tax rates in foreign jurisdictions	39,797	(2.4)	35,865	(2.9)	18,482	10.8
Adjustments in respect of changes in the applicable tax rate [1]	-	-	(569)	0.1	-	-
Adjustment in respect of tax incentives	180,096	(10.9)	66,881	(5.4)	-	-
Adjustments in respect of prior years’ current taxes	9,097	(0.6)	25,648	(2.1)	(36,267)	(21.2)
Other credits and non-taxable items	1,494	(0.1)	(31,685)	2.6	(5,335)	(3.1)

(Provision for) benefit from income taxes shown in the consolidated statements of operations	(181,675)	11.0	(220,703)	17.8	20,625	12.0

1	At the end of 2010, the Dutch government enacted a tax rate reduction from 25.5 percent in 2010 to 25.0 percent in 2011.

Income taxes recognized directly in equity (including other comprehensive income)

Income tax recognized in equity (in thousands)	2011 EUR	2010 EUR	2009 EUR

Current tax
Derivative financial instruments[1]	6,257	8,262	-
Share-based payments	11	(106)	-
Deferred tax
Derivative financial instruments[1]	-	-	813
Share-based payments	-	-	(1,954)

Total income tax recognized in equity	6,268	8,156	(1,141)

1	Recognized directly in Other Comprehensive Income.

The deferred tax position and liability for unrecognized tax benefits recorded on the balance sheet

As of December 31 (in thousands)	2011 EUR	2010 EUR

Liability for unrecognized tax benefits	(155,432)	(162,066)
Deferred tax position	137,946	193,587

Total	(17,486)	31,521

Reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits

As of December 31 (in thousands)	2011 EUR	2010 EUR

Balance, January 1	162,066	133,270
Gross increases – tax positions in prior period	11,121	8,574
Gross decreases – tax positions in prior period	(24,566)	(1,075)
Gross increases – tax positions in current period	21,258	24,690
Settlements	(10,403)	(3,393)
Lapse of statute of limitations	(4,044)	-

Total liability for unrecognized tax benefits	155,432	162,066
Less: current portion of liability for unrecognized tax benefits	-	18,158
Non-current portion of liability for unrecognized tax benefits	155,432	143,908

The changes in deferred income tax assets and liabilities

Changes in deferred tax assets and liabilities (in thousands)	2011 EUR	2010 EUR

Balance, January 1	193,587	194,486
Consolidated Statements of Operations	(59,539)	(11,943)
Exchange differences	3,898	11,044

Balance, December 31	137,946	193,587

Deferred tax position

As of December 31 (in thousands)	2011 EUR	2010 EUR

Deferred tax assets – current	120,720	134,429
Deferred tax assets – non-current	38,735	71,008
Total deferred tax assets	159,455	205,437
Deferred tax liabilities – current	(214)	(65)
Deferred tax liabilities – non-current	(21,295)	(11,785)
Total deferred tax liabilities	(21,509)	(11,850)

Total	137,946	193,587

The composition of deferred tax assets and liabilities in the consolidated financial statements

Deferred tax assets composition of temporary differences (in thousands)	January 1, 2011 EUR	Consolidated Statements of Operations EUR	Exchange differences EUR	December 31, 2011 EUR

Capitalized research and development expenditures	27,239	5,501	1,634	34,374
Inventories	71,124	(35,813)	509	35,820
Deferred revenue	10,890	11,746	1,256	23,892
Provisions	21,828	(7,463)	150	14,515
Installation and warranty reserve	8,092	98	582	8,772
Tax effect carry-forward losses	27,756	(18,695)	(1,326)	7,735
Fixed assets	4,386	1,872	237	6,495
Restructuring and impairment	6,074	(1,063)	135	5,146
Alternative minimum tax credits[1]	4,658	112	258	5,028
Bilateral advance pricing agreement [2]	7,993	(6,583)	16	1,426
Share-based payments	1,678	(808)	80	950
Other temporary differences	13,719	936	647	15,302

Total	205,437	(50,160)	4,178	159,455

1	Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses used.
2	The Bilateral advance pricing agreement relates to intellectual property which is capitalized from a tax perspective resulting in a temporary difference.

Deferred tax liabilities Composition of temporary differences (in thousands)	January 1, 2011 EUR	Consolidated Statements of Operations EUR	Exchange differences EUR	December 31, 2011 EUR

Fixed assets	(9,661)	(9,175)	(272)	(19,108)
Borrowing costs	(1,231)	(323)	-	(1,554)
Other temporary differences	(958)	119	(8)	(847)

Total	(11,850)	(9,379)	(280)	(21,509)

Deferred tax assets composition of temporary differences (in thousands)	January 1, 2010 EUR	Consolidated Statements of Operations EUR	Exchange differences EUR	December 31, 2010 EUR

Capitalized research and development expenditures	33,248	(7,504)	1,495	27,239
Inventories	35,757	34,155	1,212	71,124
Deferred revenue	4,235	6,475	180	10,890
Provisions	12,422	8,671	735	21,828
Installation and warranty reserve	3,745	4,137	210	8,092
Tax effect carry-forward losses	107,060	(84,794)	5,490	27,756
Fixed assets	13,390	(9,244)	240	4,386
Restructuring and impairment	8,004	(2,572)	642	6,074
Alternative minimum tax credits[1]	2,896	1,588	174	4,658
Bilateral advance pricing agreement[2]	14,390	(6,778)	381	7,993
Share-based payments	4,797	(3,488)	369	1,678
Other temporary differences	12,723	(916)	1,912	13,719

Total	252,667	(60,270)	13,040	205,437

1	Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses used.
2	The Bilateral advance pricing agreement relates to intellectual property which is capitalized from a tax perspective resulting in a temporary difference.

Deferred tax liabilities Composition of temporary differences (in thousands)	January 1, 2010 EUR	Consolidated Statements of Operations EUR	Exchange differences EUR	December 31, 2010 EUR

Temporary depreciation investments	(36,293)	36,293	-	-
Fixed assets	(7,354)	(1,741)	(566)	(9,661)
Brion intellectual property	(6,888)	7,981	(1,093)	-
Transfer pricing	(2,986)	3,237	(251)	-
Borrowing costs	(2,716)	1,485	-	(1,231)
Other temporary differences	(1,944)	1,072	(86)	(958)

Total	(58,181)	48,327	(1,996)	(11,850)

Segment Disclosure (Tables)	12 Months Ended
Dec. 31, 2011
Segment disclosure [Abstract]
Net Sales for new and used systems

Year ended December 31 (in thousands)	2011 [1] EUR	2010 EUR	2009 EUR

New systems	4,780,720	3,704,290	993,260
Used systems	103,193	190,452	181,598

Net system sales	4,883,913	3,894,742	1,174,858

1	As of January 1, 2011, ASML adopted Accounting Standards Update (“ASU”) 2009-13, “Revenue Arrangements with Multiple Deliverables” which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 of the consolidated financial statements.

Net sales and identifiable assets by geographic region

Year ended December 31 (in thousands)	Net sales[1] EUR	Identifiable assets EUR

2011
Japan	405,595	414,264
Korea	1,318,777	56,765
Singapore	436,308	14,179
Taiwan	1,146,601	87,833
Rest of Asia	450,796	817,496
Europe	505,129	5,207,509
United States	1,387,829	508,359

Total	5,651,035	7,106,405

2010
Japan	396,748	345,160
Korea	1,396,028	31,859
Singapore	215,357	17,189
Taiwan	1,380,400	77,125
Rest of Asia	239,914	1,749,879
Europe	203,548	3,382,117
United States	675,943	422,092

Total	4,507,938	6,025,421

2009
Japan	41,075	103,399
Korea	377,677	24,931
Singapore	155,825	7,987
Taiwan	440,222	63,502
Rest of Asia	144,004	398,959
Europe	68,652	2,609,319
United States	368,608	406,464

Total	1,596,063	3,614,561

1	As of January 1, 2011, ASML adopted Accounting Standards Update (“ASU”) 2009-13, “Revenue Arrangements with Multiple Deliverables” which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 of the consolidated financial statements.

Board of Management and Supervisory Board Remuneration (Tables)	12 Months Ended
Dec. 31, 2011
Board of Management and Supervisory Board remuneration [Abstract]
Remuneration of the members of Board of Management

		Fixed	Short-term (variable)		Long-term (variable)		Total Remuneration	Other
	Financial Year	Base salary EUR	STI (Cash)[1] EUR	Option awards[2] EUR	LTI (share awards)[3] EUR		Total[6] EUR	Pension[7] EUR	Compensation Pension Premium[8] EUR	Other benefits and expense reimbursement[9] EUR
E. Meurice	2011	787,000	586,708	-	1,413,218	[4]	2,786,926	140,113	88,050	136,765
	2010	757,000	566,236	42,648	935,617	[5]	2,301,501	136,697	-	132,630
	2009	735,000	507,150	466,164	1,042,576		2,750,890	91,950	-	141,377
P.T.F.M.	2011	488,000	291,043	-	875,493	[4]	1,654,536	85,994	94,455	44,669
Wennink	2010	469,000	280,650	26,401	579,321	[5]	1,355,372	84,229	-	43,627
	2009	455,000	251,160	288,578	646,055		1,640,793	56,317	-	44,886
M.A. van den	2011	517,000	308,339	-	927,912	[4]	1,753,251	91,243	181,826	45,502
Brink	2010	497,000	297,405	28,025	617,004	[5]	1,439,434	90,388	-	44,817
	2009	483,000	266,616	306,336	681,179		1,737,131	59,880	-	44,992
F.J. van Hout	2011	428,000	255,259	-	832,201		1,515,460	75,134	9,735	35,190
	2010	412,000	246,541	23,209	471,700		1,153,450	65,300	-	34,549
	2009	400,000	220,800	241,522	123,111		985,433	40,800	-	35,199
F.J.M.	2011	416,000	248,102	-	676,945		1,341,047	56,475	4,290	28,313
Schneider-	2010	400,000	239,360	-	326,947		966,307	55,011	-	34,788
Maunoury[10]	2009	33,333	58,095	-	-		91,428	4,736	-	3,163

1	Actual short-term incentives (“STI”) (cash) chargeable to the Company in the financial year (i.e. STI relating to performance in the current year but paid out in the next financial year). The accrued STI (cash) with respect to 2009 were paid out after ASML achieved a cumulative income from operations of at least 100 million Euro in two consecutive quarters after January 1, 2010. This was achieved on the basis of the Q1 and Q2 Results for 2010.
2	The remuneration reported as part of the option awards is based on costs incurred under U.S. GAAP. The costs of the option awards are based on the actual vested number of option awards multiplied by the fair value of the option awards at grant date and are recorded in the consolidated statements of operations on a straight line basis over the vesting period.
3	The remuneration reported as part of the long-term incentives (“LTI”) (share awards) is based on costs incurred under U.S. GAAP. The costs of share awards are charged to the consolidated statements of operations over the 3 year vesting period based on the maximum achievable number of share awards. Therefore the costs for e.g. the financial year 2011 include costs of the Board of Management’s performance share plan 2011, 2010 and 2009. Furthermore, the difference between the amount based on the maximum achievable number of share awards and the amount based on the actual number of share awards that vest, is released to the consolidated statements of operations on a yearly basis until the financial year in which the share awards vest.
4	The remuneration reported as part of the LTI (share awards) for the year 2011 includes an adjustment for the Board of Management performance share plan 2008 based on the actual number of share awards vested in 2011. The adjustment for Mr. Meurice, Mr. Wennink and Mr. van den Brink amounts to EUR -148,040, EUR -91,645 and EUR -97,281, respectively.
5	The remuneration reported as part of the LTI (share awards) for the year 2010 includes an adjustment for the Board of Management performance share plan 2007 based on the actual number of share awards vested in 2010. The adjustment for Mr. Meurice, Mr. Wennink and Mr. van den Brink amounts to EUR -296,287, EUR -183,612 and EUR -191,972, respectively.
6	This total reflects base salary, STI (cash), option awards and LTI (share awards).
7	The pension arrangement has been adjusted upwards to match common market practice as from 2010. Furthermore, since the pension arrangement for members of the Board of Management is a defined contribution plan, the Company does not have additional pension obligations beyond the annual premium contribution. As per 2010, the employee contribution to the pension plan is 4 percent of the pension base.
8	In 2011, compensation was paid to the Board of Management regarding the risk premium for spouse/orphan pensions, to align the Board of Management pension arrangement with senior management. This concerned a reimbursement for risk premiums that were erroneously paid by the participants in the past.
9	Other benefits and expense reimbursement are gross amounts and may include housing costs, company car costs, travel expenses, social security costs, health and disability insurance costs and representation allowances.
10	For 2009, remuneration for Mr. Schneider-Maunoury regards only the month December.

Details of vested options held by members of the Board of Management to purchase ordinary shares

	Jan. 1, 2011	Exercised during 2011	Share price on exercise date (EUR)	Vested during 2011	Free tradable (Dec. 31, 2011)	With lock-up restriction (Dec. 31, 2011)	Exercise price (EUR)	Expiration date

E. Meurice	125,000	125,000	30.70	-	-	-	10.62	10/15/2014
	57,770	34,500	24.23	-	23,270	-	11.53	1/19/2015
	12,500	12,500	24.30	-	-	-	11.52	1/21/2015
	88,371	-	-	-	88,371	-	17.90	1/18/2016
	95,146	-	-	-	95,146	-	20.39	1/17/2017
	42,448	-	-	-	42,448	-	17.20	2/4/2018
	84,895	-	-	-	-	84,895	12.39	2/2/2019

P.T.F.M. Wennink	31,500	-	-	-	31,500	-	58.00	1/20/2012
	20,000	20,000	27.32	-	-	-	11.53	1/19/2015
	56,236	56,236	27.32	-	-	-	17.90	1/18/2016
	58,964	58,964	27.32	-	-	-	20.39	1/17/2017
	26,277	26,277	28.00	-	-	-	17.20	2/4/2018
	52,554	-	-	-	-	52,554	12.39	2/2/2019

M.A. van den Brink	31,500	-	-	-	31,500	-	58.00	1/20/2012
	40,000	40,000	27.21	-	-	-	17.90	1/18/2016
	61,644	61,644	27.21	-	-	-	20.39	1/17/2017
	27,894	-	-	-	27,894	-	17.20	2/4/2018
	55,788	-	-	-	-	55,788	12.39	2/2/2019

F.J. van Hout	15,000	15,000	27.34	-	-	-	10.11	7/18/2013
	10,000	10,000	27.34	-	-	-	17.34	1/19/2014
	20,000	20,000	27.34	-	-	-	12.02	7/16/2014
	9,000	9,000	27.34	-	-	-	11.56	4/15/2015
	14,000	14,000	27.96	-	-	-	17.90	10/20/2016
	1,388	1,388	27.37	-	-	-	24.26	10/19/2017
	-	8,000	30.00	8,000	-	-	14.87	7/18/2018
	3,987	3,987	27.34	-	-	-	11.43	10/17/2018
	46,201	-	-	-	-	46,201	12.39	2/2/2019

F.J.M. Schneider-	-	-	-	-	-	-	-	-
Maunoury

Performance shares granted to members of the Board of Management

Board of Management	Grant date	Status	Full Control	Number of shares at grant date	Fair value at grant date[1] EUR	Vesting date	Number of shares at vesting date

E. Meurice	4/13/2011	Conditional	No	88,732	28.29	4/13/2014	-
	2/1/2010	Conditional	No	88,732	22.93	2/1/2013	-
	2/2/2009	Conditional	No	57,002	13.05	2/2/2012	-
	2/4/2008	Unconditional	No	57,002	18.18	2/4/2011	48,859
	1/17/2007	Unconditional	No	66,338	20.39	1/17/2010	51,807
	1/18/2006	Unconditional	Yes	72,136	17.90	1/18/2009	72,136

P.T.F.M. Wennink	4/13/2011	Conditional	No	54,974	28.29	4/13/2014	-
	2/1/2010	Conditional	No	54,974	22.93	2/1/2013	-
	2/2/2009	Conditional	No	35,287	13.05	2/2/2012	-
	2/4/2008	Unconditional	No	35,287	18.18	2/4/2011	30,246
	1/17/2007	Unconditional	No	41,111	20.39	1/17/2010	32,106
	1/18/2006	Unconditional	Yes	45,905	17.90	1/18/2009	45,905

M.A. van den Brink	4/13/2011	Conditional	No	58,256	28.29	4/13/2014	-
	2/1/2010	Conditional	No	58,256	22.93	2/1/2013	-
	2/2/2009	Conditional	No	37,458	13.05	2/2/2012	-
	2/4/2008	Unconditional	No	37,458	18.18	2/4/2011	32,107
	1/17/2007	Unconditional	No	42,980	20.39	1/17/2010	33,565
	1/18/2006	Unconditional	Yes	48,241	17.90	1/18/2009	48,241

F.J. van Hout[2]	4/13/2011	Conditional	No	48,293	28.29	4/13/2014	-
	2/1/2010	Conditional	No	48,293	22.93	2/1/2013	-
	2/2/2009	Conditional	No	31,021	13.05	2/2/2012	-
	7/18/2008	Unconditional	Yes	4,000	17.20	7/18/2011	4,000

F.J.M. Schneider-	4/13/2011	Conditional	No	46,886	28.29	4/13/2014	-
Maunoury	2/1/2010	Conditional	No	46,886	22.93	2/1/2013	-

1	The fair value of the shares as of the grant date.
2	The shares granted to Mr. van Hout on and before October 17, 2008, relate to his pre-Board of Management period at ASML. No lock-up period is applicable for the shares granted to Mr. van Hout in his pre-Board of Management period.

Supervisory board remuneration

Year ended December 31	2011	Supervisory Board	Audit Committee	Remuneration Committee	Selection and Nomination Committee	Technology and Strategy Committee	Other[1,2]

Arthur P.M. van der Poel	88,250	62,500	10,000	-	7,875	7,875	-
Jos W.B. Westerburgen	66,750	43,750	-	11,500	11,500	-	-
OB Bilous	99,500	73,750	-	-	7,875	7,875	10,000
Frits W. Fröhlich	62,500	43,750	15,000	-	-	-	3,750
Hendrika (leke) C.J. van den Burg	51,625	43,750	-	7,875	-	-	-
William T. Siegle	85,250	73,750	-	-	-	11,500	-
Pauline F.M. van der Meer Mohr	51,625	43,750	-	7,875	-	-	-
Wolfgang H. Ziebart	61,625	43,750	10,000	-	-	7,875	-

Total	567,125	428,750	35,000	27,250	27,250	35,125	13,750

Year ended December 31	2010	Supervisory Board	Audit Committee	Remuneration Committee	Selection and Nomination Committee	Technology and Strategy Committee	Other[1]

Arthur P.M. van der Poel	80,000	55,000	10,000	-	7,500	7,500	-
Jos W.B. Westerburgen	60,000	40,000	-	10,000	10,000	-	-
OB Bilous	95,000	70,000	-	-	7,500	7,500	10,000
Frits W. Fröhlich	55,000	40,000	15,000	-	-	-	-
Hendrika (leke) C.J. van den Burg	47,500	40,000	-	7,500	-	-	-
William T. Siegle	80,000	70,000	-	-	-	10,000	-
Pauline F.M. van der Meer Mohr	47,500	40,000	-	7,500	-	-	-
Wolfgang H. Ziebart	57,500	40,000	10,000	-	-	7,500	-

Total	522,500	395,000	35,000	25,000	25,000	32,500	10,000

1	To compensate for certain obligations ASML has towards the U.S. government as a result of the its acquisition of Silicon Valley Group in 2001, one U.S. member receives an additional EUR 10,000 to fulfill these obligations.
2	In addition to the annual fixed fee, the Vice-Chairman of the Supervisory Board receives EUR 5,000 to fulfill this role. As the adjustment of the Supervisory Board’s remuneration became effective as per April 1, 2011, the Vice-Chairman fee paid over the financial year 2011 amounted to EUR 3,750.

Selected operating expenses and additional information (Tables)	12 Months Ended
Dec. 31, 2011
Selected operating expenses and additional information [Abstract]
Personnel expenses for all payroll employees

Year ended December 31 (in thousands)	2011 EUR	2010 EUR	2009 EUR

Wages and salaries	648,869	551,683	436,888
Social security expenses	52,550	42,468	38,533
Pension and retirement expenses	45,947	40,593	39,825
Share-based payments	12,430	12,109	13,394

Personnel expenses	759,796	646,853	528,640

Total number of payroll personnel employed in FTEs per sector

As of December 31	2011	2010	2009

Customer Support	2,478	2,236	1,910
SG&A	723	727	679
Industrial Engineering	420	398	277
Manufacturing & Logistics	2,852	2,659	2,006
R&D	3,417	3,225	2,813
Total employees (in FTEs)	9,890	9,245	7,685

Less: Temporary employees (in FTEs)	1,935	2,061	1,137

Payroll employees (in FTEs)	7,955	7,184	6,548

Purchases of Equity Securities by the Issuer and Affiliated Purchasers (Tables)	12 Months Ended
Dec. 31, 2011
Purchases of Equity Securities by the Issuer and Affiliated Purchasers [Abstract]
Summary of shares repurchased

Period	Total Number of Shares purchased	Average Price Paid per Share (EUR)	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Value of Shares That May Yet be Purchased Under The Plans or Programs [1]

January 20 - 31, 2011	78,975	29.13	78,975	997,699,182
February 1 - 28, 2011	1,599,019	31.42	1,677,994	947,457,186
March 1 - 31, 2011	2,988,801	30.33	4,666,795	856,819,199
April 1 - 30, 2011	2,413,449	27.68	7,080,244	790,017,324
May 2 - 31, 2011	4,814,924	27.26	11,895,168	658,770,101
June 1 - 30, 2011	1,677,557	25.20	13,572,725	616,498,695
July 1 - 29, 2011	2,245,788	25.50	15,818,513	559,238,654
August 1 - 31, 2011	2,907,848	23.59	18,726,361	490,649,449
September 1 - 30, 2011	2,887,514	25.46	21,613,875	417,147,453
October 3 - 31, 2011	1,440,646	27.53	23,054,521	377,488,352
November 1 - 30, 2011	1,649,792	29.01	24,704,313	329,630,685
December 1 - 31, 2011	970,263	30.54	25,674,576	300,000,025

Total	25,674,576	27.26

1	This table reflects the situation as at December 31, 2011. Subsequently, on January 18, 2012, the Company announced to increase the size of the program to a maximum amount of EUR 1,130 million.

General information / Summary of significant accounting policies (Details) (EUR €) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 System Occasion		Dec. 31, 2010		Dec. 31, 2009
Net income (loss) per ordinary share
Net income (loss)	€ 1,466,960,000	[1]	€ 1,021,820,000		€ (150,925,000)
Weighted average number of shares outstanding (after deduction of treasury stock) during the year	425,618	[1]	435,146		432,615
Basic net income (loss) per ordinary share	€ 3.45	[1]	€ 2.35		€ (0.35)
Plus shares applicable to:
Options and restricted shares	3,435	[2]	3,828	[2]
Dilutive potential ordinary shares	3,435		3,828
Adjusted weighted average number of shares	429,053	[1],[2]	438,974	[2]	432,615	[2]
Diluted net income (loss) per ordinary share	€ 3.42	[1],[2]	€ 2.33	[2]	€ (0.35)	[2]
Revenue Recognition (Textual) [Abstract]
Deferred Revenue	816,045,000		543,145,000
General information / Summary of significant accounting policies (Textual) [Abstract]
Voting Rights Required for consolidation of subsidiaries	more than one half
Cash and cash equivalents maturity period	Three months or less
Amount of repurchase commitments	0		0
Standard product warranty period in months	12 months
Product warranty on certain optic parts period in months	60 months
Period for upgrade and new technology introduction occurred	12 years
Number of Occasions for new technology occurrence	2
NXE systems recognized	3
Shipments of new technology [Member]
Revenue Recognition (Textual) [Abstract]
Deferred Revenue, Revenue Recognized	0		38,500,000		0
Deferred Revenue	48,600,000
Revenue recognition from new technology	119,300,000		0		0
Installation Services [Member]
Revenue Recognition (Textual) [Abstract]
Deferred Revenue	1,800,000		10,100,000
Training services [Member]
Revenue Recognition (Textual) [Abstract]
Deferred Revenue	11,900,000		12,700,000
Extended and enhanced (optic) warranty contracts [Member]
Revenue Recognition (Textual) [Abstract]
Deferred Revenue	€ 280,100,000		€ 243,400,000
Buildings and constructions [Member]
Property plant and equipment estimated useful life
Estimated useful life, minimum (in years)	5
Estimated useful life, maximum (in years)	40
Machinery and equipment [Member]
Property plant and equipment estimated useful life
Estimated useful life, minimum (in years)	2
Estimated useful life, maximum (in years)	5
Leasehold improvements [Member]
Property plant and equipment estimated useful life
Estimated useful life, minimum (in years)	5
Estimated useful life, maximum (in years)	10
Furniture fixtures and other equipment [Member]
Property plant and equipment estimated useful life
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	5
Internally developed software [Member]
Property plant and equipment estimated useful life
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	5
Intellectual Property [Member]
Finite lived intangible assets estimated useful life
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	10
Developed technology [Member]
Finite lived intangible assets estimated useful life
Estimated useful life (in years)	6
Customer relationships [Member]
Finite lived intangible assets estimated useful life
Estimated useful life (in years)	8
Other [Member]
Finite lived intangible assets estimated useful life
Estimated useful life, minimum (in years)	2
Estimated useful life, maximum (in years)	6

[1]	As of January 1, 2011, ASML adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 of the consolidated financial statements.
[2]	The calculation of diluted net income (loss) per ordinary share assumes the exercise of options issued under ASML stock option plans and the issuance of shares under ASML share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income (loss) per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.

Fair value measurements (Details) (EUR €)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Jun. 30, 2007
Assets
Derivative financial instruments	€ 126,351,000		€ 96,180,000
Liabilities
Long-term debt	736,368,000		710,060,000
Derivative financial instruments	40,359,000		34,898,000
Fair value measurements (Textual) [Abstract]
Assets measured at fair value on a recurring basis using significant unobservable inputs	0
Liabilities measured at fair value on a recurring basis using significant unobservable inputs	0
Impairment charges on property, plant and equipment	12,272,000		8,563,000		15,900,000
Impairment charges of goodwill	0		0
Impairment charges of other intangible assets	0
Principal amount	600,000,000		600,000,000			600,000,000
Estimated fair value of machinery and equipment and furniture, fixture and other equipment	1,900,000
Recurring [Member]
Assets
Derivative financial instruments	126,351,000	[1]	96,180,000	[1]
Money market funds	369,238,000	[2]	203,922,000	[2]
Total	495,589,000		300,102,000
Liabilities
Long-term debt	736,368,000	[3]	710,060,000	[3]
Derivative financial instruments	40,359,000	[1]	34,898,000	[1]
Total	776,727,000		744,958,000
Recurring [Member] | Level 1 [Member]
Assets
Derivative financial instruments	0	[1]	0	[1]
Money market funds	369,238,000	[2]	203,922,000	[2]
Total	369,238,000		203,922,000
Liabilities
Long-term debt	0	[3]	0	[3]
Derivative financial instruments	0	[1]	0	[1]
Total	0		0
Recurring [Member] | Level 2 [Member]
Assets
Derivative financial instruments	126,351,000	[1]	96,180,000	[1]
Money market funds	0	[2]	0	[2]
Total	126,351,000		96,180,000
Liabilities
Long-term debt	736,368,000	[3]	710,060,000	[3]
Derivative financial instruments	40,359,000	[1]	34,898,000	[1]
Total	776,727,000		744,958,000
Recurring [Member] | Level 3 [Member]
Assets
Derivative financial instruments	0	[1]	0	[1]
Money market funds	0	[2]	0	[2]
Total	0		0
Liabilities
Long-term debt	0	[3]	0	[3]
Derivative financial instruments	0	[1]	0	[1]
Total	€ 0		€ 0

[1]	Derivative financial instruments consist of forward contracts and interest rate swaps. See Note 3
[2]	Money market funds are part of the Company's cash and cash equivalents
[3]	Long-term debt mainly relates to the company's EUR 600.0 million Eurobond and excludes accrued interest. For further details see Note 14.

Financial risk management (Details)	12 Months Ended										12 Months Ended
	Dec. 31, 2011 EUR (€)		Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 JPY (¥)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 JPY (¥)	Jun. 30, 2007 EUR (€)	Dec. 31, 2011 Sales [Member] EUR (€)	Dec. 31, 2010 Sales [Member] EUR (€)	Dec. 31, 2011 Cost of Sales [Member] EUR (€)	Dec. 31, 2010 Cost of Sales [Member] EUR (€)	Dec. 31, 2011 Fair Value Hedging [Member] Interest Rate Swap [Member] EUR (€)	Dec. 31, 2010 Fair Value Hedging [Member] Interest Rate Swap [Member] EUR (€)	Dec. 31, 2011 Cash Flow Hedging [Member] Interest Rate Swap [Member] EUR (€)	Dec. 31, 2010 Cash Flow Hedging [Member] Interest Rate Swap [Member] EUR (€)	Dec. 31, 2011 Cash Flow Hedging [Member] Foreign Exchange Forward [Member] EUR (€)	Dec. 31, 2010 Cash Flow Hedging [Member] Foreign Exchange Forward [Member] EUR (€)	Dec. 31, 2011 Other Hedges [Member] Foreign Exchange Forward [Member] EUR (€)	Dec. 31, 2010 Other Hedges [Member] Foreign Exchange Forward [Member] EUR (€)
Financial instruments
Forward foreign exchange contracts, notional amount	€ 389,579,000	[1]	€ (1,933,000)	[1]
Forward foreign exchange contracts, fair value	(23,999,000)	[1]	(28,974,000)	[1]
Interest rate swaps, notional amount	641,500,000	[2]	641,500,000	[2]
Interest rate swaps, fair value	109,991,000	[2]	90,256,000	[2]
Derivative financial instruments per category
Derivative assets	126,351,000		96,180,000												113,924,000	93,347,000	0	0	11,332,000	1,533,000	1,095,000	1,300,000
Derivative liabilities	40,359,000		34,898,000												0	0	3,933,000	3,091,000	3,019,000	11,535,000	33,407,000	20,272,000
Derivative assets, noncurrent	92,534,000		71,779,000												92,534,000	71,779,000	0	0	0	0
Derivative liabilities, noncurrent	3,210,000		1,981,000												0	0	3,210,000	1,887,000	0	94,000
Derivative assets, current	33,817,000		24,401,000
Derivative liabilities, current	37,149,000		32,917,000
Foreign currency market risks (Textual) [Abstract]
Total anticipated income (loss) to be released to sales/cost of sales, net of taxes											(4,400,000)	(35,900,000)	10,300,000	(6,100,000)
Total anticipated income (loss) to be released to sales/cost of sales											(4,900,000)		11,600,000
Amount of loss/gain charged to sales/cost of sales											0		0
Market risks and derivatives (Textual) [Abstract]
Gain (Loss) on Foreign Currency Cash Flow Hedge Ineffectiveness	(200,000)		(400,000)
Percentage of Effectiveness of Fair Value Hedges	100.00%
Percentage of Effectiveness of Cash Flow Hedges	100.00%
Ineffectiveness recognized in income statement arising from net investment hedges	0
Ineffectiveness recognized in income statement arising from Fair value hedges	0		0
Notional principal amounts of the outstanding currency contract	389,579,000	[1]	(1,933,000)	[1]
Aggregate notional amount of derivatives						48,900,000	37,200,000,000	222,600,000	27,700,000,000
Notional amount of interest rate fair value hedge derivatives	641,500,000	[2]	641,500,000	[2]
Principal amount	600,000,000		600,000,000							600,000,000
Gain Loss from derivative financial instruments measured at fair value	(38,300,000)		(32,900,000)		8,700,000
Negative effect in other comprehensive income relating to net investment hedges	€ 1,900,000

[1]	Relates to forward contracts assigned as a hedge to forecasted sales and purchase transactions, to monetary assets and liabilities, mainly in U.S. dollar and Japanese Yen.
[2]	Relates to interest rate swaps assigned as a hedge to interest bearing assets and liabilities mainly related to the EUR 600.0 million Eurobond; the fair value of the interest rate swaps includes accrued interest.

Cash and cash equivalents (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Short-term deposits [Member]	Dec. 31, 2010 Short-term deposits [Member]	Dec. 31, 2011 Investments in money market funds [Member]	Dec. 31, 2010 Investments in money market funds [Member]	Dec. 31, 2011 Interest-bearing bank accounts [Member]	Dec. 31, 2010 Interest-bearing bank accounts [Member]
Cash and cash equivalents (Textual) [Abstract]
Cash and cash equivalents		€ 1,818,600	€ 1,138,800	€ 369,200	€ 203,900	€ 544,000	€ 607,100
Cash and cash equivalents maturity period	Three months or less

Accounts receivable (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Accounts receivable
Accounts receivable, gross	€ 883,209		€ 1,125,479
Allowance for doubtful receivables	(2,582)		(1,945)		(3,239)
Accounts receivable, net	880,627		1,123,534
Allowance for doubtful receivables
Allowance for doubtful receivables, Beginning Balance	(1,945)		(3,239)
Utilization of the provision	212		38
(Addition) / release for the year	(849)	[1]	1,256	[1]	(1,889)
Allowance for doubtful receivables, Ending Balance	€ (2,582)		€ (1,945)		€ (3,239)

[1]	(Addition) / release for the year is recorded in cost of sales.

Finance receivables (Details) (EUR €)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Components of finance receivables
Finance receivables, gross	€ 78,853,000	€ 48,398,000
Unearned interest	0	(6,845,000)
Finance receivables, net	78,853,000	41,553,000
Current portion of finance receivables, gross	78,853,000	16,594,000
Current portion of unearned interest	0	(3,946,000)
Non-current portion of finance receivables, net	0	28,905,000
Finance receivables due for payment
2012	78,853,000
2013	0
2014	0
2015	0
2016	0
Thereafter	0
Finance receivables, gross	78,853,000	48,398,000
Finance receivables (Textual) [Abstract]
Expected credit losses from finance receivables recorded	€ 0	€ 0

Inventories (Details) (EUR €)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventories
Raw materials	€ 258,712,000	€ 248,969,000
Work-in-process	1,026,872,000	1,083,932,000
Finished products	532,556,000	353,514,000
Inventories, gross	1,818,140,000	1,686,415,000
Allowance for obsolescence and/or lower market value	(193,513,000)	(189,235,000)	(205,206,000)
Inventories, net	1,624,627,000	1,497,180,000
Allowance for obsolescence
Beginning balance	(189,235,000)	(205,206,000)
Addition for the year	(60,300,000)	(55,691,000)	(86,636,000)
Effect of exchange rates	(883,000)	(4,148,000)
Utilization of the provision	56,905,000	75,810,000
Allowance for obsolescence and/or lower market value	(193,513,000)	(189,235,000)	(205,206,000)
Inventories (Textual) [Abstract]
Addition Obsolete Inventory Allowance	60,300,000	55,691,000	86,636,000
Profit on sale of inventories previously written down	4,500,000	68,700,000
Cost of Sales [Member]
Allowance for obsolescence
Addition for the year	(60,000,000)	(49,000,000)
Inventories (Textual) [Abstract]
Addition Obsolete Inventory Allowance	60,000,000	49,000,000
Research And Development Costs [Member]
Allowance for obsolescence
Addition for the year	(300,000)	(6,700,000)
Inventories (Textual) [Abstract]
Addition Obsolete Inventory Allowance	€ 300,000	€ 6,700,000

Other assets (Details) (EUR €)	Dec. 31, 2011		Dec. 31, 2010
Other current assets
Advance payments to Zeiss	€ 66,203,000		€ 65,821,000
Prepaid expenses	56,300,000		46,325,000
Derivative instruments	33,817,000		24,401,000
VAT	47,543,000		35,065,000
Other receivables	27,504,000		41,298,000
Other	6,728,000		1,252,000
Other current assets	238,095,000		214,162,000
Other non current assets
Advance payments to Zeiss	187,950,000		140,016,000
Derivative instruments	92,534,000		71,779,000
Compensation plan assets	10,577,000	[1]	9,626,000	[1]
Prepaid expenses	5,749,000		7,617,000
Subordinated loan granted to lessor in respect of Veldhoven headquarters	5,445,000	[2]	5,445,000	[2]
Other	4,996,000		1,229,000
Other non-current assets	307,251,000		235,712,000
Other assets (Textual) [Abstract]
Tax prepayment on intercompany profit, not realized	€ 27,500,000		€ 26,000,000

[1]	For further details on compensation plan assets see Note 17.
[2]	For further details on loan granted to lessor in respect of Veldhoven headquarters see Note 11.

Goodwill (Details) (EUR €)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Changes in goodwill
Goodwill, Beginning balance	€ 141,286,000	€ 131,462,000
Effect of exchange rates	4,758,000	9,824,000
Goodwill, Ending balance	146,044,000	141,286,000
Goodwill impairment test (Textual) [Abstract]
Cash flow projections	Coming five years
Weighted average growth rate of acquired company after maturity	3.00%
Weighted average cost of capital Discount Rate Percent	13.70%	13.10%
Impairment charges of goodwill	€ 0	€ 0
Date of annual goodwill impairment test	30 September

Other intangible assets (Details) (EUR €)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cost
Cost, Beginning Balance	€ 107,245,000	€ 105,352,000
Effect of exchange rates		1,893,000
Cost, Ending Balance	107,245,000	107,245,000	105,352,000
Accumulated amortization and impairment
Accumulated amortization and impairment, Beginning Balance	93,594,000	87,224,000
Amortization	5,285,000	5,455,000	8,800,000
Effect of exchange rates		915,000
Accumulated amortization and impairment, Ending Balance	98,879,000	93,594,000	87,224,000
Carrying amount
Carrying amount	8,366,000	13,651,000
Future Amortization Expenses
2012	5,285,000
2013	1,794,000
2014	1,095,000
2015	186,000
2016	4,000
Thereafter	2,000
Amortization expenses	8,366,000
Other intangible assets (Textual) [Abstract]
Amortization	5,285,000	5,455,000	8,800,000
Impairment charges	0	0	0
Intellectual Property [Member]
Cost
Cost, Beginning Balance	47,250,000	47,250,000
Effect of exchange rates		0
Cost, Ending Balance	47,250,000	47,250,000
Accumulated amortization and impairment
Accumulated amortization and impairment, Beginning Balance	47,224,000	47,013,000
Amortization	4,000	211,000
Effect of exchange rates		0
Accumulated amortization and impairment, Ending Balance	47,228,000	47,224,000
Carrying amount
Carrying amount	22,000	26,000
Other intangible assets (Textual) [Abstract]
Amortization	4,000	211,000
Developed technology [Member]
Cost
Cost, Beginning Balance	25,883,000	24,495,000
Effect of exchange rates		1,388,000
Cost, Ending Balance	25,883,000	25,883,000
Accumulated amortization and impairment
Accumulated amortization and impairment, Beginning Balance	17,043,000	12,268,000
Amortization	4,080,000	4,052,000
Effect of exchange rates		723,000
Accumulated amortization and impairment, Ending Balance	21,123,000	17,043,000
Carrying amount
Carrying amount	4,760,000	8,840,000
Other intangible assets (Textual) [Abstract]
Amortization	4,080,000	4,052,000
Customer relationships [Member]
Cost
Cost, Beginning Balance	8,733,000	8,263,000
Effect of exchange rates		470,000
Cost, Ending Balance	8,733,000	8,733,000
Accumulated amortization and impairment
Accumulated amortization and impairment, Beginning Balance	4,185,000	2,927,000
Amortization	1,092,000	1,084,000
Effect of exchange rates		174,000
Accumulated amortization and impairment, Ending Balance	5,277,000	4,185,000
Carrying amount
Carrying amount	3,456,000	4,548,000
Other intangible assets (Textual) [Abstract]
Amortization	1,092,000	1,084,000
In-process R&D [Member]
Cost
Cost, Beginning Balance	23,148,000	23,148,000
Effect of exchange rates		0
Cost, Ending Balance	23,148,000	23,148,000
Accumulated amortization and impairment
Accumulated amortization and impairment, Beginning Balance	23,148,000	23,148,000
Amortization	0	0
Effect of exchange rates		0
Accumulated amortization and impairment, Ending Balance	23,148,000	23,148,000
Carrying amount
Carrying amount	0	0
Other intangible assets (Textual) [Abstract]
Amortization	0	0
Other [Member]
Cost
Cost, Beginning Balance	2,231,000	2,196,000
Effect of exchange rates		35,000
Cost, Ending Balance	2,231,000	2,231,000
Accumulated amortization and impairment
Accumulated amortization and impairment, Beginning Balance	1,994,000	1,868,000
Amortization	109,000	108,000
Effect of exchange rates		18,000
Accumulated amortization and impairment, Ending Balance	2,103,000	1,994,000
Carrying amount
Carrying amount	128,000	237,000
Other intangible assets (Textual) [Abstract]
Amortization	€ 109,000	€ 108,000

Property, plant and equipment (Details) (EUR €)	12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Fair Value Measurements Nonrecurring [Member]	Dec. 31, 2011 Variable Interest Entity [Member]	Dec. 31, 2010 Variable Interest Entity [Member]	Dec. 31, 2003 Variable Interest Entity [Member] Shareholder	Dec. 31, 2011 Research and Development Expense [Member]	Dec. 31, 2010 Research and Development Expense [Member]	Dec. 31, 2009 Research and Development Expense [Member]	Dec. 31, 2011 Selling General and Administrative Expenses [Member]	Dec. 31, 2010 Selling General and Administrative Expenses [Member]	Dec. 31, 2009 Selling General and Administrative Expenses [Member]	Dec. 31, 2011 Cost of Sales [Member]	Dec. 31, 2010 Cost of Sales [Member]	Dec. 31, 2009 Cost of Sales [Member]	Dec. 31, 2011 Machinery and Equipment Furniture Fixtures and Other Equipment [Member]	Dec. 31, 2011 Land, buildings and constructions [Member]	Dec. 31, 2010 Land, buildings and constructions [Member]	Dec. 31, 2011 Machinery and equipment [Member]	Dec. 31, 2010 Machinery and equipment [Member]	Dec. 31, 2009 Machinery and equipment [Member]	Dec. 31, 2011 Leasehold improvements [Member]	Dec. 31, 2010 Leasehold improvements [Member]	Dec. 31, 2011 Furniture fixtures and other equipment [Member]	Dec. 31, 2010 Furniture fixtures and other equipment [Member]
Cost
Beginning Balance	€ 1,637,987,000	€ 1,456,817,000																€ 526,855,000	€ 482,233,000	€ 609,253,000	€ 533,134,000		€ 185,635,000	€ 154,966,000	€ 316,244,000	€ 286,484,000
Additions	619,103,000	342,795,000																213,513,000	38,528,000	355,358,000	244,123,000		20,918,000	31,015,000	29,314,000	29,129,000
Disposals	(214,121,000)	(193,004,000)																	(2,876,000)	(212,286,000)	(187,181,000)		(216,000)	(1,103,000)	(1,619,000)	(1,844,000)
Effect of exchange rates	14,834,000	31,379,000																1,773,000	8,970,000	11,698,000	19,177,000		323,000	757,000	1,040,000	2,475,000
Ending Balance	2,057,803,000	1,637,987,000	1,456,817,000															742,141,000	526,855,000	764,023,000	609,253,000	533,134,000	206,660,000	185,635,000	344,979,000	316,244,000
Accumulated depreciation and impairment
Beginning Balance	892,656,000	801,457,000																127,509,000	92,043,000	358,026,000	339,493,000		129,741,000	114,929,000	277,380,000	254,992,000
Depreciation	158,033,000	144,562,000	131,100,000					24,900,000	16,700,000	21,900,000	15,400,000	19,200,000	25,600,000	117,700,000	108,700,000	83,600,000		27,362,000	28,125,000	99,968,000	79,970,000		13,128,000	14,919,000	17,575,000	21,548,000
Impairment charges	12,272,000	8,563,000	15,900,000					3,500,000	700,000	9,100,000	2,600,000	600,000	4,700,000	6,200,000	7,300,000	2,100,000	9,500,000		6,673,000	3,508,000	1,178,000	11,200,000	2,789,000	500,000	5,975,000	212,000
Disposals	(65,446,000)	(75,878,000)																	(1,328,000)	(64,417,000)	(71,809,000)		(41,000)	(1,045,000)	(988,000)	(1,696,000)
Effect of exchange rates	6,678,000	13,952,000																1,006,000	1,996,000	4,715,000	9,194,000		158,000	438,000	799,000	2,324,000
Ending Balance	1,004,193,000	892,656,000	801,457,000															155,877,000	127,509,000	401,800,000	358,026,000	339,493,000	145,775,000	129,741,000	300,741,000	277,380,000
Carrying amount
Carrying amount	1,053,610,000	745,331,000																586,264,000	399,346,000	362,223,000	251,227,000		60,885,000	55,894,000	44,238,000	38,864,000
Property, plant and equipment (Textual) [Abstract]
Assets under construction in carrying amount																		165,000,000	31,800,000	16,600,000	16,300,000		1,300,000	29,100,000	8,000,000	6,900,000
Land	51,100,000	36,100,000
Additions related to non cash transfer from inventory	300,500,000	214,100,000
other non cash movements	17,700,000
Disposals related to non cash transfer to inventory	145,300,000	110,400,000
Impairment charges	12,272,000	8,563,000	15,900,000					3,500,000	700,000	9,100,000	2,600,000	600,000	4,700,000	6,200,000	7,300,000	2,100,000	9,500,000		6,673,000	3,508,000	1,178,000	11,200,000	2,789,000	500,000	5,975,000	212,000
Depreciation	158,033,000	144,562,000	131,100,000					24,900,000	16,700,000	21,900,000	15,400,000	19,200,000	25,600,000	117,700,000	108,700,000	83,600,000		27,362,000	28,125,000	99,968,000	79,970,000		13,128,000	14,919,000	17,575,000	21,548,000
Estimated fair value of machinery and equipment and furniture, fixture and other equipment	1,900,000			1,900,000
Estimated fair value of assets, value used to determine amount of impairment charge																			400,000	201,400,000		7,000,000
Carrying Amount Respect To Evaluation And Operating Lease Systems																					63,000,000
Lease period of property relating to the variable interest entity							15 years
Lessor's shareholders equity relating to the variable interest entity							1,900,000
Loans from Shareholders relating to the variable interest entity							11,600,000
Loan from bank relating to the variable interest entity							12,300,000
Subordinated loan by ASML to parent of the lessor relating to the variable interest entity							5,400,000
Purchase option relating to the variable interest entity							24,500,000
Expiration date of purchase option relating to the variable interest entity							2018
Total assets of the lessor relating to the variable interest entity at inception of the lease							54.5
Use of Buildings (In Years) relating to the variable interest entity							15 years
VIE carrying amount					33.8	35.2
Number of shareholders that have granted a loan relating to the variable interest entity							3
Total amount of granted loan relating to the variable interest entity							€ 47,100,000

Accrued and other liabilities (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Accrued and other liabilities
Deferred revenue	€ 816,045		€ 543,145
Costs to be paid	260,651		270,836
Deposits from customers	0		150,000
Down payments from customers	1,057,046		675,636
Personnel related items	212,059		177,025
Derivative financial instruments	40,359		34,898
Standard warranty reserve	43,273		37,965
Other	2,313		2,314
Accrued and other liabilities	2,431,746		1,891,819
Less: Non-current portion of accrued and other liabilities	663,099	[1]	373,070	[1]
Current portion of accrued and other liabilities	1,768,647		1,518,749
Changes in standard warranty reserve
Balance, January 1	37,965		23,208
Additions of the year	61,279		46,467
Utilization of the reserve	(26,968)		(14,325)
Release of the reserve	(29,415)		(18,480)
Effect of exchange rates	412		1,095
Standard warranty reserve	43,273		37,965
Accrued and other liabilities (Textual) [Abstract]
Deferred Revenue	816,045		543,145
Shipments of new technology [Member]
Accrued and other liabilities
Deferred revenue	48,600
Accrued and other liabilities (Textual) [Abstract]
Deferred Revenue	€ 48,600

[1]	The main part of the long-term portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of high-volume EUV systems.

Provisions (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Provisions
Non-current portion of provisions	€ 10,012	€ 11,811
Lease contract termination costs [Member]
Provisions
Beginning Balance	14,061	15,198
Utilization of the provision	(2,452)	(2,576)
Unwinding of discount	421	305
Effect of exchange rates	308	1,134
Ending Balance	12,338	14,061
Non-current portion of provisions	€ 10,012	€ 11,811

Long-term debt (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Long-term debt
Eurobond, carrying amount	€ 695,618		€ 674,835
Loan headquarter building	33,795		35,225
Other	6,955		0
Long term debt	736,368		710,060
Less: current portion of long-term debt	2,587	[1]	1,429	[1]
Non-current portion of long-term debt	€ 733,781	[1]	€ 708,631	[1]

[1]	As of January 1, 2011 the current portion of long-term debt is presented as part of the current liabilities.The comparitive figures have been adjusted to reflect this change (EUR 1.4 million).

Long-term debt (Details 1) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Principal repayments and other borrowing arrangements
Long term debt	€ 736,368		€ 710,060
Current portion of long-term debt	2,587	[1]	1,429	[1]
Non-current portion of long-term debt	733,781	[1]	708,631	[1]
Long-term Debt [Member]
Principal repayments and other borrowing arrangements
2012	2,587
2013	2,481
2014	2,379
2015	2,379
2016	2,379
Thereafter	628,545
Long term debt	640,750
Current portion of long-term debt	2,587
Non-current portion of long-term debt	€ 638,163

[1]	As of January 1, 2011 the current portion of long-term debt is presented as part of the current liabilities.The comparitive figures have been adjusted to reflect this change (EUR 1.4 million).

Long-term debt (Details 2) (EUR €)	Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2007
Summary of carrying amount of outstanding Eurobond and fair value of interest rate swaps
Principal amount	€ 600,000,000		€ 600,000,000		€ 600,000,000
5.75 percent Eurobond [Member]
Summary of carrying amount of outstanding Eurobond and fair value of interest rate swaps
Principal amount	600,000,000		600,000,000
Fair value interest rate swaps	95,618,000	[1]	74,835,000	[1]
Carrying amount	€ 695,618,000		€ 674,835,000

[1]	The fair value of the interest rate swaps excludes accrued interest.

Long-term debt (Details 3) (EUR €)	Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2007
Estimated fair value of Eurobond
Principal amount	€ 600,000,000		€ 600,000,000		€ 600,000,000
5.75 percent Eurobond [Member]
Estimated fair value of Eurobond
Principal amount	600,000,000		600,000,000
Carrying amount	695,618,000		674,835,000
Fair Value	€ 640,500,000	[1]	€ 631,452,000	[1]

[1]	Source:Bloomberg Finance LP

Long-term debt (Details Textual) (EUR €)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2007
Long-term debt (Textual) [Abstract]
Principal amount	€ 600,000,000	€ 600,000,000	€ 600,000,000
Payment date of Eurobond interest	June 13
Due date of redemption Eurobond	Jun 13, 2017
Redemption price of notes	100.00%
Interest rate principal amount of Eurobond	5.75%	5.75%

Lines of credit (Details) (EUR €)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Credit Facility [Member]	Dec. 31, 2010 Credit Facility [Member]	Mar. 31, 2011 Credit Facility 2 [Member]
Line of Credit Facility [Line Items]
Available credit facility	€ 500,000,000	€ 700,000,000		€ 500,000,000	€ 200,000,000
Interest rate description			will bear interest at EURIBOR or LIBOR plus a margin that is dependent on the Company's liquidity position
Line of credit (Textual) [Abstract]
Minimum committed capital to net total assets ratio to be maintained Under Credit Facility	40.00%
Committed capital to net assets ratio under Credit facility	87.70%	78.00%

Commitments, contingencies and guarantees (Details) (EUR €)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Contractual Obligations
Contractual obligations	€ 2,911,068,000
1 year	1,755,855,000
2 year	257,355,000
3 year	64,259,000
4 year	54,494,000
5 year	67,893,000
After 5 years	711,212,000
Purchase options
Purchase options	22,982,000
1 year	0
2 years	0
3 years	8,999,000
4 years	0
5 years	13,983,000
After 5 years	0
Commitments, Contingencies and Guarantees (Textual) [Abstract]
Expense on operating lease payments	40,600,000		37,900,000	37,100,000
Contractual obligations	2,911,068,000
Uncertain tax positions for which the timing of cash outflows is uncertain	90,400,000
Long-term Debt [Member]
Contractual Obligations
Contractual obligations	859,575,000	[1]
1 year	38,779,000	[1]
2 year	38,653,000	[1]
3 year	38,571,000	[1]
4 year	38,570,000	[1]
5 year	38,571,000	[1]
After 5 years	666,431,000	[1]
Commitments, Contingencies and Guarantees (Textual) [Abstract]
Contractual obligations	859,575,000	[1]
Operating lease obligations [Member]
Contractual Obligations
Contractual obligations	102,051,000
1 year	32,858,000
2 year	22,659,000
3 year	16,055,000
4 year	11,812,000
5 year	8,252,000
After 5 years	10,415,000
Commitments, Contingencies and Guarantees (Textual) [Abstract]
Contractual obligations	102,051,000
Purchase obligations [Member]
Contractual Obligations
Contractual obligations	1,884,452,000
1 year	1,674,077,000
2 year	190,054,000
3 year	8,986,000
4 year	4,112,000
5 year	4,019,000
After 5 years	3,204,000
Commitments, Contingencies and Guarantees (Textual) [Abstract]
Contractual obligations	1,884,452,000
Unrecognized tax benefits [Member]
Contractual Obligations
Contractual obligations	64,990,000,000
1 year	10,141,000
2 year	5,989,000
3 year	647,000
4 year	0
5 year	17,051,000
After 5 years	31,162,000
Commitments, Contingencies and Guarantees (Textual) [Abstract]
Contractual obligations	€ 64,990,000,000

[1]	See Note 14 for the amounts excluding interest expense.

Employee benefits (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Bonus plan expenses
Bonus expenses	€ 15,557	€ 12,489	€ 15,693

Employee benefits (Details 1) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Bonus expenses under performance-related bonus plan
Bonus expenses	€ 13,131	€ 9,694	€ 9,167

Employee benefits (Details 2) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Bonus expenses under retention bonus plan
Bonus expenses	€ 737	€ 1,165	€ 5,222

Employee benefits (Details 3) (EUR €)	12 Months Ended
	Dec. 31, 2011 Y		Dec. 31, 2010 Y		Dec. 31, 2009 Y
Assumptions of fair value of the Company's stock options
Weighted average share price (in EUR)	€ 28		€ 24.1		€ 16.7
Volatility (in percentage)	37.80%		36.40%		51.70%
Expected life (in years)	4.8		4.6		4.6
Risk free interest rate	2.90%		2.50%		3.20%
Expected dividend yield (in EUR)	€ 1.25		€ 1.06		€ 1.06
Forfeiture rate		[1]		[1]		[1]

[1]	As of three years ended December 31, 2011, forfeitures are estimated to be nil.

Employee benefits (Details 4) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD [Member] USD ($) Y	Dec. 31, 2010 USD [Member] USD ($) Y	Dec. 31, 2009 USD [Member] USD ($) Y	Dec. 31, 2011 Euro [Member] EUR (€) Y	Dec. 31, 2010 Euro [Member] EUR (€) Y	Dec. 31, 2009 Euro [Member] EUR (€) Y
Stock options
Weighted average fair value of stock options granted	$ 10.42	$ 11.1	$ 13.42	€ 8.28	€ 8.22	€ 6.21
Weighted average share price at the exercise date of stock options	$ 41.94	$ 33.79	$ 31.28	€ 29.39	€ 25.77	€ 22.02
Aggregate intrinsic value of stock options exercised	$ 11,323	$ 13,669	$ 5,837	€ 30,204	€ 22,720	€ 14,394
Aggregate remaining contractual term of currently exercisable options (years)	1.8	2.59	4	2.08	2.86	4.27
Aggregate intrinsic value of exercisable stock options	20,492	25,780	33,329	39,384	54,109	55,138
Aggregate intrinsic value of outstanding stock options	$ 20,791	$ 28,024	$ 35,919	€ 45,141	€ 65,240	€ 63,423

Employee benefits (Details 5)	12 Months Ended
	Dec. 31, 2011 USD [Member] USD ($)	Dec. 31, 2011 Euro [Member] EUR (€)
Stock option transactions
Outstanding options, Beginning Balance	2,195,702	7,155,353
Outstanding, Weighted average exercise price, Beginning Balance	$ 30.27	€ 30.06
Granted	22,508	30,906
Granted, Weighted average exercise price	$ 39.92	€ 28.47
Exercised	(413,043)	(1,956,207)
Exercised, Weighted average exercise price	$ 14.53	€ 13.96
Forfeited	(12,862)	(101,449)
Forfeited, Weighted average exercise price	$ 22.55	€ 53.16
Expired	0	0
Expired, Weighted average exercise price	$ 0	€ 0
Outstanding options, Ending Balance	1,792,305	5,128,603
Outstanding, Weighted average exercise price, Ending Balance	$ 31.33	€ 35.73
Exercisable	1,758,505	4,795,815
Exercisable, Weighted average exercise price	$ 31.3	€ 37.16

Employee benefits (Details 6)	Dec. 31, 2011 USD [Member] Y	Dec. 31, 2011 Euro [Member] Y	Dec. 31, 2011 Price Range One [Member] USD [Member] USD ($) Y	Dec. 31, 2011 Price Range One [Member] Euro [Member] EUR (€) Y	Dec. 31, 2011 Price Range Two [Member] USD [Member] USD ($) Y	Dec. 31, 2011 Price Range Two [Member] Euro [Member] EUR (€) Y	Dec. 31, 2011 Price Range Three [Member] USD [Member] USD ($) Y	Dec. 31, 2011 Price Range Three [Member] Euro [Member] EUR (€) Y	Dec. 31, 2011 Price Range Four [Member] USD [Member] USD ($) Y	Dec. 31, 2011 Price Range Four [Member] Euro [Member] EUR (€) Y	Dec. 31, 2011 Price Range Five [Member] USD [Member] USD ($) Y	Dec. 31, 2011 Price Range Five [Member] Euro [Member] EUR (€) Y	Dec. 31, 2011 Price Range Six [Member] USD [Member] USD ($) Y	Dec. 31, 2011 Price Range Six [Member] Euro [Member] EUR (€) Y	Dec. 31, 2011 Price Range Seven [Member] USD [Member] USD ($) Y	Dec. 31, 2011 Price Range Seven [Member] Euro [Member] EUR (€) Y
Outstanding stock options
Range of exercise prices, minimum			$ 0	€ 0	$ 10	€ 10	$ 15	€ 15	$ 20	€ 20	$ 25	€ 25	$ 40	€ 40	$ 50	€ 50
Range of exercise prices, maximum			$ 10	€ 10	$ 15	€ 15	$ 20	€ 20	$ 25	€ 25	$ 40	€ 40	$ 50	€ 50	$ 60	€ 60
Exercise Price Range, Number of Outstanding Options	1,792,305	5,128,603	124,417	7,200	404,270	1,566,849	7,650	632,665	173,872	359,559	135,229	28,942	893,714	254,386	53,153	2,279,002
Weighted average remaining contractual life (years)	1.92	2.43	3.47	1.06	2.6	4.38	6.8	4.84	5.5	5.83	6.54	9.65	0.07	0.06	0.06	0.06

Employee benefits (Details 7) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD [Member] USD ($)	Dec. 31, 2010 USD [Member] USD ($)	Dec. 31, 2009 USD [Member] USD ($)	Dec. 31, 2011 Euro [Member] EUR (€)	Dec. 31, 2010 Euro [Member] EUR (€)	Dec. 31, 2009 Euro [Member] EUR (€)
Summary of share plans
Total fair value at vesting date of shares vested during the year (in thousands)	$ 1,956	$ 8,856	$ 5,508	€ 9,155	€ 6,165	€ 3,416
Weighted average fair value of shares granted	$ 39	$ 31.66	$ 29.11	€ 28.09	€ 23.51	€ 15.42

Employee benefits (Details 8)	12 Months Ended
	Dec. 31, 2011 USD denominated [Member] USD ($)	Dec. 31, 2010 USD denominated [Member] USD ($)	Dec. 31, 2009 USD denominated [Member] USD ($)	Dec. 31, 2011 EUR denominated [Member] EUR (€)	Dec. 31, 2010 EUR denominated [Member] EUR (€)	Dec. 31, 2009 EUR denominated [Member] EUR (€)
Share plan
Conditionally outstanding shares, Beginning balance	288,867			1,141,833
Conditionally outstanding shares, Weighted average grant date fair value, Beginning balance	$ 26.22			€ 19.75
Granted	128,468			733,546
Granted, Weighted average grant date fair value	$ 39	$ 31.66	$ 29.11	€ 28.09	€ 23.51	€ 15.42
Vested/Issued	(51,547)			(322,545)
Vested/Issued, Weighted average grant date fair value	$ 27.02			€ 18.21
Forfeited	(83,492)			(42,019)
Forfeited, Weighted average grant date fair value	$ 24			€ 20.38
Conditionally outstanding shares, Ending balance	282,296	288,867		1,510,815	1,141,833
Conditionally outstanding shares, Weighted average grant date fair value, Ending balance	$ 32.55	$ 26.22		€ 24.11	€ 19.75

Employee benefits (Details 9) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension costs
Pension plan based on multi-employer union plan	€ 31,819	€ 29,643	€ 30,930
Pension plans based on defined contribution	14,128	10,950	8,895
Pension and retirement expenses	€ 45,947	€ 40,593	€ 39,825

Employee benefits (Details Textual) (EUR €)	12 Months Ended
	Dec. 31, 2011 Person Company Bonus_Plan Y Employee SharePlan OptionPlan		Dec. 31, 2010 Y		Dec. 31, 2009 Y
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Profit sharing amount	€ 64,000,000		€ 52,200,000		€ 0
Individual variable pay and sales reward	23,200,000		23,100,000		8,100,000
Sales reward	2,500,000
Vesting period of granted shares options	3 years
Employee Benefits Bonus Plan (Textual) [Abstract]
Number of bonuses in Brion retention plan for the period March 2007 to March 2010	3
Number of bonuses in Brion retention plan for the period March 2010 to March 2012	2
STI (Cash)	1,700,000
Tax benefit recognized related to Recognized expenses	500,000		1,000,000		1,400,000
Recognized expense associated with share-based payments	12,430,000		12,109,000		13,394,000
Total compensation expenses related to non-vested awards to be recognized in future periods	23,300,000		16,700,000		15,400,000
Weighted average period for non-vested awards to be recognized in future in years	1.9		2		1.7
Number of Dutch payroll employees in multi-employer union plan	4,500
Number of companies which are covered by Multi Employer Plan	1,220
Number of Contributing Members in Multi-Employer Plan	139,000
Multi employer plan, asset to obligation coverage ratio minimum	104.30%
Multi employer plan coverage ratio	90.00%		96.00%
Current premium percentage level	23.00%
Future premium percentage level	24.00%
Number of stock option plans	6
Forfeiture rate		[1]		[1]		[1]
Contribution to the multi-employer union plan	less than 5.0% of the total contribution to the plan
The number of years after deferral that participants elect to receive funds in future periods after earlier of the employment termination or their withdrawal election	3
Number of share plans	6
Seniority Level One [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Senior management (excluding Board of Management) bonus, higher range	40.00%
Senior management (excluding Board of Management) bonus, lower range	0.00%
Seniority Level Two [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Senior management (excluding Board of Management) bonus, higher range	70.00%
Senior management (excluding Board of Management) bonus, lower range	0.00%
Employee plan [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Profit sharing bonus, higher range	20.00%
Profit sharing bonus, lower range	0.00%
Profit sharing percentage	20.00%		18.00%		0.00%
United States Employees Plan [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Company's liability under deferred compensation plans	10,200,000		9,400,000
Share Plans [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Service condition, period	three to four year
Other Plans [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Compensation expenses	€ 0		€ 0		€ 0
Employee Stock Option Plan [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Vesting period of granted shares options	3 years
Expiration period of unexercised stock options after the grant date	10 years
Employee Purchase Plan [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Maximum percentage of gross base salary for which an employee can participate in stock option and share plan	10.00%
Minimum period for retaining the shares or stock options to qualify for cash bonus (months)	12 months
Percentage of bonus on net invested amount after minimum period for retaining the shares or stock options	20.00%

[1]	As of three years ended December 31, 2011, forfeitures are estimated to be nil.

Legal contingencies (Details) (EUR €) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Legal contingencies (Textual) [Abstract]
Estimated Litigation Liability	€ 0	€ 1.5	€ 0

Income taxes (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
The components of (provision for) benefit from income taxes
Current tax	€ (129,127)		€ (180,613)	€ (29,970)
Deferred tax	(52,548)		(40,090)	50,595
(Provision for) benefit from income taxes shown in the consolidated statements of operations	€ (181,675)	[1]	€ (220,703)	€ 20,625

[1]	As of January 1, 2011, ASML adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 of the consolidated financial statements.

Income taxes (Details 1) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
The reconciliation between the (provision for) benefit from income taxes shown in the consolidated statements of operations, based on the effective tax rate, and expense based on the Dutch tax rate
Income (loss) before income taxes	€ 1,648,635	[1]	€ 1,242,523		€ (171,550)
Income (loss) from operations before income taxes (in percentage)	100.00%		100.00%		100.00%
Income tax (provision) benefit based on the Company's domestic rate	(412,159)		(316,843)		43,745
Income tax (provision) benefit based on the Company's domestic rate (in percentage)	25.00%		25.50%		25.50%
Effects of tax rates in foreign jurisdictions	39,797		35,865		18,482
Effects of tax rates in foreign jurisdictions (in percentage)	(2.40%)		(2.90%)		10.80%
Adjustments in respect of changes in the applicable tax rate	0	[2]	(569)	[2]	0	[2]
Adjustments in respect of changes in the applicable tax rate (in percentage)	0.00%	[2]	0.10%	[2]	0.00%	[2]
Adjustment in respect of tax incentives	180,096		66,881		0
Adjustment in respect of tax incentives (in percentage)	(10.90%)		(5.40%)		0.00%
Adjustment in respect of prior years' current taxes	9,097		25,648		(36,267)
Adjustment in respect of prior years' current taxes ( in percentage)	(0.60%)		(2.10%)		(21.20%)
Other credits and non-taxable items	1,494		(31,685)		(5,335)
Other credits and non-taxable items (in percentage)	(0.10%)		2.60%		(3.10%)
(Provision for) benefit from income taxes shown in the consolidated statements of operations	€ (181,675)	[1]	€ (220,703)		€ 20,625
(Provision for) benefit from income taxes shown in the consolidated statements of operations (in percentage)	11.00%		17.80%		12.00%

[1]	As of January 1, 2011, ASML adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 of the consolidated financial statements.
[2]	At the end of 2010, the Dutch government enacted a tax rate reduction from 25.5 percent in 2010 to 25.0 percent in 2011.

Income taxes (Details 2) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Income taxes recognized directly in equity (including other comprehensive income)
Total income tax recognized in equity	€ 6,268		€ 8,156		€ (1,141)
Current Tax [Member]
Income taxes recognized directly in equity (including other comprehensive income)
Derivative financial instruments	6,257	[1]	8,262	[1]	0	[1]
Share-based payments	11		(106)		0
Deferred tax [Member]
Income taxes recognized directly in equity (including other comprehensive income)
Derivative financial instruments	0	[1]	0	[1]	813	[1]
Share-based payments	€ 0		€ 0		€ (1,954)

[1]	Recognized directly in Other Comprehensive Income.

Income taxes (Details 3) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
The deferred tax position and liability for unrecognized tax benefits recorded on the balance sheet
Liability for unrecognized tax benefits	€ (155,432)	€ (162,066)	€ (133,270)
Deferred tax position	137,946	193,587	194,486
Total	€ (17,486)	€ 31,521

Income taxes (Details 4) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits
Beginning Balance	€ 162,066	€ 133,270
Gross increases - tax positions in prior period	11,121	8,574
Gross decreases - tax positions in prior period	(24,566)	(1,075)
Gross increases - tax positions in current period	21,258	24,690
Settlements	(10,403)	(3,393)
Lapse of statute of limitations	(4,044)
Ending Balance	155,432	162,066
Less: current portion of liability for unrecognized tax benefits	0	18,158
Non-current portion of liability for unrecognized tax benefits	€ 155,432	€ 143,908

Income taxes (Details 5) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
The changes in deferred income tax assets and liabilities
Beginning Balance	€ 193,587	€ 194,486
Consolidated Statements of Operations	(59,539)	(11,943)
Exchange differences	3,898	11,044
Ending Balance	€ 137,946	€ 193,587

Income Taxes (Details 6) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
The deferred tax position is classified in the consolidated financial statements
Deferred tax assets - current	€ 120,720	€ 134,429
Deferred tax assets - non-current	38,735	71,008
Total deferred tax assets	159,455	205,437	252,667
Deferred tax liabilities - current	(214)	(65)
Deferred tax liabilities - non-current	(21,295)	(11,785)
Total deferred tax liabilities	(21,509)	(11,850)	(58,181)
Total	€ 137,946	€ 193,587	€ 194,486

Income Taxes (Details 7) (EUR €)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Deferred tax assets Composition of temporary differences
Capitalized research and development expenditures	€ 34,374,000		€ 27,239,000		€ 33,248,000
Inventories	35,820,000		71,124,000		35,757,000
Deferred revenue	23,892,000		10,890,000		4,235,000
Provisions	14,515,000		21,828,000		12,422,000
Installation and Warranty reserve	8,772,000		8,092,000		3,745,000
Tax effect carry-forward losses	7,735,000		27,756,000		107,060,000
Fixed assets	6,495,000		4,386,000		13,390,000
Restructuring and impairment	5,146,000		6,074,000		8,004,000
Alternative minimum tax credits	5,028,000	[1]	4,658,000	[1],[2]	2,896,000	[2]
Bilateral advance pricing agreement	1,426,000	[3]	7,993,000	[3]	14,390,000	[3]
Share-based payments	950,000		1,678,000		4,797,000
Other temporary differences	15,302,000		13,719,000		12,723,000
Changes in deferred tax assets in Consolidated Statements of Operations	(50,160,000)		(60,270,000)
Changes in deferred tax assets in foreign exchange	4,178,000		13,040,000
Total deferred tax assets	159,455,000		205,437,000		252,667,000
Deferred tax liabilities Composition of temporary differences
Temporary depreciation investments			0		(36,293,000)
Fixed assets	(19,108,000)		(9,661,000)		(7,354,000)
Brion intellectual property			0		(6,888,000)
Transfer pricing			0		(2,986,000)
Borrowing costs	(1,554,000)		(1,231,000)		(2,716,000)
Other temporary differences	(847,000)		(958,000)		(1,944,000)
Changes in deferred tax liability in Consolidated Statements of Operations	(9,379,000)		48,327,000
Changes in deferred tax liability in foreign exchange	(280,000)		(1,996,000)
Total deferred tax liabilities	(21,509,000)		(11,850,000)		(58,181,000)
Capitalized research and development expenditures [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated Statements of Operations	5,501,000		(7,504,000)
Changes in deferred tax assets in foreign exchange	1,634,000		1,495,000
Inventories [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated Statements of Operations	(35,813,000)		34,155,000
Changes in deferred tax assets in foreign exchange	509,000		1,212,000
Deferred revenue [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated Statements of Operations	11,746,000		6,475,000
Changes in deferred tax assets in foreign exchange	1,256,000		180,000
Provisions [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated Statements of Operations	(7,463,000)		8,671,000
Changes in deferred tax assets in foreign exchange	150,000		735,000
Installation and warranty reserve [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated Statements of Operations	98,000		4,137,000
Changes in deferred tax assets in foreign exchange	582,000		210,000
Tax effect carry-forward losses [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated Statements of Operations	(18,695,000)		(84,794,000)
Changes in deferred tax assets in foreign exchange	(1,326,000)		5,490,000
Fixed assets [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated Statements of Operations	1,872,000		(9,244,000)
Changes in deferred tax assets in foreign exchange	237,000		240,000
Deferred tax liabilities Composition of temporary differences
Changes in deferred tax liability in Consolidated Statements of Operations	(9,175,000)		(1,741,000)
Changes in deferred tax liability in foreign exchange	(272,000)		(566,000)
Restructuring and impairment [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated Statements of Operations	(1,063,000)		(2,572,000)
Changes in deferred tax assets in foreign exchange	135,000		642,000
AMT Credits [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated Statements of Operations	112,000	[1]	1,588,000	[2]
Changes in deferred tax assets in foreign exchange	258,000	[1]	174,000	[2]
Bilateral advance pricing agreement [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated Statements of Operations	(6,583,000)	[3]	(6,778,000)	[3]
Changes in deferred tax assets in foreign exchange	16,000	[3]	381,000	[3]
Share-based payments [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated Statements of Operations	(808,000)		(3,488,000)
Changes in deferred tax assets in foreign exchange	80,000		369,000
Other temporary differences [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated Statements of Operations	936,000		(916,000)
Changes in deferred tax assets in foreign exchange	647,000		1,912,000
Deferred tax liabilities Composition of temporary differences
Changes in deferred tax liability in Consolidated Statements of Operations	119,000		1,072,000
Changes in deferred tax liability in foreign exchange	(8,000)		(86,000)
Temporary depreciation investments [Member]
Deferred tax liabilities Composition of temporary differences
Changes in deferred tax liability in Consolidated Statements of Operations			36,293,000
Brion IP [Member]
Deferred tax liabilities Composition of temporary differences
Changes in deferred tax liability in Consolidated Statements of Operations			7,981,000
Changes in deferred tax liability in foreign exchange			(1,093,000)
Transfer pricing [Member]
Deferred tax liabilities Composition of temporary differences
Changes in deferred tax liability in Consolidated Statements of Operations			3,237,000
Changes in deferred tax liability in foreign exchange			(251,000)
Borrowing costs [Member]
Deferred tax liabilities Composition of temporary differences
Changes in deferred tax liability in Consolidated Statements of Operations	(323,000)		1,485,000
Changes in deferred tax liability in foreign exchange	€ 0

[1]	Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses used.
[2]	Alternative minimum tax credits relate to prepaid U S taxes which are credited against future taxable profits after the carry-forward losses used.
[3]	The Bilateral advance pricing agreement relates to intellectual property which is capitalized from a tax perspective resulting in a temporary difference.

Income Taxes (Details Textual) (EUR €)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes (Textual) [Abstract]
Domestic income tax rate	25.00%	25.50%	25.50%
Income tax adjustment with respect to prior year taxes	€ (9,097,000)	€ (25,648,000)	€ 36,267,000
Liability for uncertain tax position, current	0	18,158,000
Liability for uncertain tax position, Non-current	155,432,000	143,908,000
Period of not expected payment of unrecognized tax benefits Non current	within one year
Liability for unrecognized tax benefits	155,432,000	162,066,000	133,270,000
Operating loss carry forwards expiration dates	2021 through 2023
Total amount of loss carry forward, tax effect	7,735,000	27,756,000	107,060,000
Dutch Statutory Tax Rate [Member]
Income Taxes (Textual) [Abstract]
Domestic income tax rate	25.00%	25.50%	25.50%
Domestic income tax rate reduction	25.00%	25.50%
Adjustments In Respect of Prior Years Current Taxes [Member]
Income Taxes (Textual) [Abstract]
Income tax adjustment with respect to prior year taxes	9,100,000	25,600,000	36,300,000
Percentage of income from operations adjustments in respect to prior year taxes	0.60%	2.10%	21.20%
Income tax adjustment with respect to prior year taxes due to innovation box		37,500,000	43,500,000
Percentage of income from operations adjustments in respect to prior year taxes due to innovation box		3.00%	25.40%
United States Federal Tax Laws [Member]
Income Taxes (Textual) [Abstract]
Total amount of loss carry forward, tax basis	20,100,000
Liability For Unrecognized Tax Benefits [Member]
Income Taxes (Textual) [Abstract]
Period of uncertainty in payment of cash of unrecognized tax benefit	within one year
Accrued interest and penalties recorded in the consolidated balance sheets	24,500,000	33,800,000
Accrued interest and penalties recorded in the consolidated statements of operations	9,300,000	5,300,000	4,900,000
Unrecognized tax benefits that would impact effective tax rate	€ 10,100,000
Foreign Currency Risk Management [Member]
Income Taxes (Textual) [Abstract]
Period of estimated changes to the liability for unrecognized tax benefits	next twelve months
Tax Effect Carry Forward Losses [Member]
Income Taxes (Textual) [Abstract]
Period of offsetting net operating losses	20 years
Minimum offsetting period allowed by United States	5 years
Maximum offsetting period allowed by United States	20 years

Segment Disclosure (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net Sales for new and used systems
Net system sales	€ 4,883,913	[1]	€ 3,894,742	[1]	€ 1,174,858	[1]
New Systems [Member]
Net Sales for new and used systems
Net system sales	4,780,720		3,704,290		993,260
Used Systems [Member]
Net Sales for new and used systems
Net system sales	€ 103,193		€ 190,452		€ 181,598

[1]	As of January 1, 2011, ASML adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 of the consolidated financial statements.

Segment Disclosure (Details 1) (EUR €)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net sales and identifiable assets by geographic region
Identifiable assets	€ 7,106,405,000		€ 6,025,421,000		€ 3,614,561,000
Total net sales	5,651,035,000	[1]	4,507,938,000	[1]	1,596,063,000	[1]
Segment Disclosure (Textual) [Abstract]
Net sales	5,651,035,000	[1]	4,507,938,000	[1]	1,596,063,000	[1]
Percentage of increase in net sales	25.40%
Sales to the largest customer	1,311,700,000		1,270,800,000		348,800,000
Net sales revenue from largest customer based on net sales as percentage	23.20%		28.20%		21.90%
Accounts receivable of three largest customers based on net sales as percentage	40.70%		42.40%		44.00%
Japan [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	405,595,000	[1]	396,748,000	[1]	41,075,000	[1]
Identifiable assets	414,264,000		345,160,000		103,399,000
Korea [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	1,318,777,000	[1]	1,396,028,000	[1]	377,677,000	[1]
Identifiable assets	56,765,000		31,859,000		24,931,000
Singapore [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	436,308,000	[1]	215,357,000	[1]	155,825,000	[1]
Identifiable assets	14,179,000		17,189,000		7,987,000
Taiwan [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	1,146,601,000	[1]	1,380,400,000	[1]	440,222,000	[1]
Identifiable assets	87,833,000		77,125,000		63,502,000
Rest of Asia [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	450,796,000	[1]	239,914,000	[1]	144,004,000	[1]
Identifiable assets	817,496,000		1,749,879,000		398,959,000
Europe [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	505,129,000	[1]	203,548,000	[1]	68,652,000	[1]
Identifiable assets	5,207,509,000		3,382,117,000		2,609,319,000
United States [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	1,387,829,000	[1]	675,943,000	[1]	368,608,000	[1]
Identifiable assets	€ 508,359,000		€ 422,092,000		€ 406,464,000

[1]	As of January 1, 2011, ASML adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 of the consolidated financial statements.

Board of Management and Supervisory Board Remuneration (Details) (EUR €)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Remuneration of the individual members of the Board of Management
STI (Cash)	€ 1,700,000
E. Meurice [Member]
Remuneration of the individual members of the Board of Management
Base Salary	787,000		757,000		735,000
STI (Cash)	586,708	[1]	566,236	[1]	507,150	[1]
Option awards			42,648	[2]	466,164	[2]
LTI (Share awards)	1,413,218	[3],[4]	935,617	[3],[5]	1,042,576	[3]
Total	2,786,926	[6]	2,301,501	[6]	2,750,890	[6]
Pension cost	140,113	[7]	136,697	[7]	91,950	[7]
Compensation pension premium	88,050	[8]
Other benefits and expense reimbursement	136,765	[9]	132,630	[9]	141,377	[9]
P.T.F.M. Wennink [Member]
Remuneration of the individual members of the Board of Management
Base Salary	488,000		469,000		455,000
STI (Cash)	291,043	[1]	280,650	[1]	251,160	[1]
Option awards			26,401	[2]	288,578	[2]
LTI (Share awards)	875,493	[3],[4]	579,321	[3],[5]	646,055	[3]
Total	1,654,536	[6]	1,355,372	[6]	1,640,793	[6]
Pension cost	85,994	[7]	84,229	[7]	56,317	[7]
Compensation pension premium	94,455	[8]
Other benefits and expense reimbursement	44,669	[9]	43,627	[9]	44,886	[9]
M.A. van den Brink [Member]
Remuneration of the individual members of the Board of Management
Base Salary	517,000		497,000		483,000
STI (Cash)	308,339	[1]	297,405	[1]	266,616	[1]
Option awards			28,025	[2]	306,336	[2]
LTI (Share awards)	927,912	[3],[4]	617,004	[3],[5]	681,179	[3]
Total	1,753,251	[6]	1,439,434	[6]	1,737,131	[6]
Pension cost	91,243	[7]	90,388	[7]	59,880	[7]
Compensation pension premium	181,826	[8]
Other benefits and expense reimbursement	45,502	[9]	44,817	[9]	44,992	[9]
F.J. van Hout [Member]
Remuneration of the individual members of the Board of Management
Base Salary	428,000		412,000		400,000
STI (Cash)	255,259	[1]	246,541	[1]	220,800	[1]
Option awards			23,209	[2]	241,522	[2]
LTI (Share awards)	832,201	[3]	471,700	[3]	123,111	[3]
Total	1,515,460	[6]	1,153,450	[6]	985,433	[6]
Pension cost	75,134	[7]	65,300	[7]	40,800	[7]
Compensation pension premium	9,735	[8]
Other benefits and expense reimbursement	35,190	[9]	34,549	[9]	35,199	[9]
F.J.M. Schneider Maunoury [Member]
Remuneration of the individual members of the Board of Management
Base Salary	416,000	[10]	400,000	[10]	33,333	[10]
STI (Cash)	248,102	[1],[10]	239,360	[1],[10]	58,095	[1],[10]
Option awards	0	[10],[2]	0	[10],[2]	0	[10],[2]
LTI (Share awards)	676,945	[10],[3]	326,947	[10],[3]
Total	1,341,047	[10],[6]	966,307	[10],[6]	91,428	[10],[6]
Pension cost	56,475	[10],[7]	55,011	[10],[7]	4,736	[10],[7]
Compensation pension premium	4,290	[10],[8]
Other benefits and expense reimbursement	€ 28,313	[10],[9]	€ 34,788	[10],[9]	€ 3,163	[10],[9]

[1]	Actual short-term incentives ("STI") (cash) chargeable to the Company in the financial year (i.e. STI relating to performance in the current year but paid out in the next financial year). The accrued STI (cash) with respect to 2009 were paid out after ASML achieved a cumulative income from operations of at least 100 million Euro in two consecutive quarters after January 1, 2010. This was achieved on the bases of the Q1 and Q2 Results for 2010.
[2]	The remuneration reported as part of the option awards is based on costs incurred under U.S. GAAP. The costs of the option awards are based on the actual vested number of option awards multiplied by the fair value of the option awards at grant date and are recorded in the consolidated statements of operations on a straight line basis over the vesting period.
[3]	The remuneration reported as part of the long-term incentives ("LTI") (share awards) is based on costs incurred under U.S. GAAP. The costs of share awards are charged to the consolidated statements of operations over the 3 year vesting period based on the maximum achievable number of share awards. Therefore the costs for e.g. the financial year 2011 include costs of the Board of Management's performance share plan 2011, 2010 and 2009. Furthermore, the difference between the amount based on the maximum achievable number of share awards and the amount based on the actual number of share awards that vest, is released to the consolidated statements of operations on a yearly basis until the financial year in which the share awards vest.
[4]	The remuneration reported as part of the LTI (share awards) for the year 2011 includes an adjustment for the Board of Management performance share plan 2008 based on the actual number of share awards vested in 2011. The adjustment for Mr. Meurice, Mr. Wennink and Mr. van den Brink amounts to EUR -148,040, EUR -91,645 and EUR -97,281, respectively.
[5]	The remuneration reported as part of the LTI (share awards) for the year 2010 includes an adjustment for the Board of Management performance share plan 2007 based on the actual number of share awards vested in 2010. The adjustment for Mr. Meurice, Mr. Wennink and Mr. van den Brink amounts to EUR -296,287, EUR -183,612 and EUR -191,972, respectively.
[6]	This total reflects base salary, STI (cash), option awards and LTI (share awards).
[7]	The pension arrangement has been adjusted upwards to match common market practice as from 2010. Furthermore, since the pension arrangement for members of the Board of Management is a defined contribution plan, the Company does not have additional pension obligations beyond the annual premium contribution. As per 2010, the employee contribution to the pension plan is 4 percent of the pension base.
[8]	In 2011, compensation was paid to the Board of Management regarding the risk premium for spouse / orphan pensions, to align the Board of Management pension arrangement with senior management. This concerned a reimbursement for risk premiums that were erroneously paid by the participants in the past.
[9]	Other benefits and expense reimbursement are gross amounts and may include housing costs, company car costs, travel expenses, social security costs, health and disability insurance costs and representation allowances.
[10]	For 2009, remuneration for Mr. Schneider-Maunoury regards only the month December.

Board of Management and Supervisory Board Remuneration (Details 1) (EUR €)	12 Months Ended
Dec. 31, 2011
E. Meurice [Member] | Board of Management Stock Option Plan Two [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	57,770
Exercised	34,500
Share Price on exercise date	€ 24.23
Vested During 2011	0
Free Tradable	23,270
With lock-up restriction	0
Exercise price	€ 11.53
Expiration date	Jan 19, 2015
E. Meurice [Member] | Board of Management Stock Option Plan One [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	125,000
Exercised	125,000
Share Price on exercise date	€ 30.7
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 10.62
Expiration date	Oct 15, 2014
E. Meurice [Member] | Board of Management Stock Option Plan Three [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	12,500
Exercised	12,500
Share Price on exercise date	€ 24.3
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 11.52
Expiration date	Jan 21, 2015
E. Meurice [Member] | Board of Management Stock Option Plan Four [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	88,371
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	88,371
With lock-up restriction	0
Exercise price	€ 17.9
Expiration date	Jan 18, 2016
E. Meurice [Member] | Board of Management Stock Option Plan Five [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	95,146
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	95,146
With lock-up restriction	0
Exercise price	€ 20.39
Expiration date	Jan 17, 2017
E. Meurice [Member] | Board of Management Stock Option Plan Six [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	42,448
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	42,448
With lock-up restriction	0
Exercise price	€ 17.2
Expiration date	Feb 4, 2018
E. Meurice [Member] | Board of Management Stock Option Plan Seven [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	84,895
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	0
With lock-up restriction	84,895
Exercise price	€ 12.39
Expiration date	Feb 2, 2019
P.T.F.M. Wennink [Member] | Board of Management Stock Option Plan Two [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	20,000
Exercised	20,000
Share Price on exercise date	€ 27.32
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 11.53
Expiration date	Jan 19, 2015
P.T.F.M. Wennink [Member] | Board of Management Stock Option Plan One [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	31,500
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	31,500
With lock-up restriction	0
Exercise price	€ 58
Expiration date	Jan 20, 2012
P.T.F.M. Wennink [Member] | Board of Management Stock Option Plan Three [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	56,236
Exercised	56,236
Share Price on exercise date	€ 27.32
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 17.9
Expiration date	Jan 18, 2016
P.T.F.M. Wennink [Member] | Board of Management Stock Option Plan Four [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	58,964
Exercised	58,964
Share Price on exercise date	€ 27.32
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 20.39
Expiration date	Jan 17, 2017
P.T.F.M. Wennink [Member] | Board of Management Stock Option Plan Five [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	26,277
Exercised	26,277
Share Price on exercise date	€ 28
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 17.2
Expiration date	Feb 4, 2018
P.T.F.M. Wennink [Member] | Board of Management Stock Option Plan Six [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	52,554
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	0
With lock-up restriction	52,554
Exercise price	€ 12.39
Expiration date	Feb 2, 2019
M.A. van den Brink [Member] | Board of Management Stock Option Plan Two [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	40,000
Exercised	40,000
Share Price on exercise date	€ 27.21
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 17.9
Expiration date	Jan 18, 2016
M.A. van den Brink [Member] | Board of Management Stock Option Plan One [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	31,500
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	31,500
With lock-up restriction	0
Exercise price	€ 58
Expiration date	Jan 20, 2012
M.A. van den Brink [Member] | Board of Management Stock Option Plan Three [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	61,644
Exercised	61,644
Share Price on exercise date	€ 27.21
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 20.39
Expiration date	Jan 17, 2017
M.A. van den Brink [Member] | Board of Management Stock Option Plan Four [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	27,894
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	27,894
With lock-up restriction	0
Exercise price	€ 17.2
Expiration date	Feb 4, 2018
M.A. van den Brink [Member] | Board of Management Stock Option Plan Five [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	55,788
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	0
With lock-up restriction	55,788
Exercise price	€ 12.39
Expiration date	Feb 2, 2019
F.J. van Hout [Member] | Board of Management Stock Option Plan Two [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	10,000
Exercised	10,000
Share Price on exercise date	€ 27.34
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 17.34
Expiration date	Jan 19, 2014
F.J. van Hout [Member] | Board of Management Stock Option Plan One [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	15,000
Exercised	15,000
Share Price on exercise date	€ 27.34
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 10.11
Expiration date	Jul 18, 2013
F.J. van Hout [Member] | Board of Management Stock Option Plan Three [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	20,000
Exercised	20,000
Share Price on exercise date	€ 27.34
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 12.02
Expiration date	Jul 16, 2014
F.J. van Hout [Member] | Board of Management Stock Option Plan Four [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	9,000
Exercised	9,000
Share Price on exercise date	€ 27.34
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 11.56
Expiration date	Apr 15, 2015
F.J. van Hout [Member] | Board of Management Stock Option Plan Five [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	14,000
Exercised	14,000
Share Price on exercise date	€ 27.96
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 17.9
Expiration date	Oct 20, 2016
F.J. van Hout [Member] | Board of Management Stock Option Plan Six [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	1,388
Exercised	1,388
Share Price on exercise date	€ 27.37
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 24.26
Expiration date	Oct 19, 2017
F.J. van Hout [Member] | Board of Management Stock Option Plan Seven [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	0
Exercised	8,000
Share Price on exercise date	€ 30
Vested During 2011	8,000
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 14.87
Expiration date	Jul 18, 2018
F.J. van Hout [Member] | Board of Management Stock Option Plan Eight [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	3,987
Exercised	3,987
Share Price on exercise date	€ 27.34
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 11.43
Expiration date	Oct 17, 2018
F.J. van Hout [Member] | Board of Management Stock Option Plan Nine [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	46,201
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	0
With lock-up restriction	46,201
Exercise price	€ 12.39
Expiration date	Feb 2, 2019
F.J.M. Schneider Maunoury [Member] | Board of Management Stock Option Plan Two [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	0
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Expiration date	NaN, NaN
F.J.M. Schneider Maunoury [Member] | Board of Management Stock Option Plan One [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	0
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Expiration date	NaN, NaN
F.J.M. Schneider Maunoury [Member] | Board of Management Stock Option Plan Three [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	0
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Expiration date	NaN, NaN
F.J.M. Schneider Maunoury [Member] | Board of Management Stock Option Plan Four [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	0
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Expiration date	NaN, NaN
F.J.M. Schneider Maunoury [Member] | Board of Management Stock Option Plan Five [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	0
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Expiration date	NaN, NaN
F.J.M. Schneider Maunoury [Member] | Board of Management Stock Option Plan Six [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	0
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Expiration date	NaN, NaN
F.J.M. Schneider Maunoury [Member] | Board of Management Stock Option Plan Seven [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	0
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Expiration date	NaN, NaN
F.J.M. Schneider Maunoury [Member] | Board of Management Stock Option Plan Eight [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	0
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Expiration date	NaN, NaN
F.J.M. Schneider Maunoury [Member] | Board of Management Stock Option Plan Nine [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	0
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Expiration date	NaN, NaN
F.J.M. Schneider Maunoury [Member] | Board of Management Stock Option Plan Ten [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	0
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Expiration date	NaN, NaN

Board of Management and Supervisory Board Remuneration (Details 2) (Board of management stock option Plan [Member], EUR €)	12 Months Ended
Dec. 31, 2011
E. Meurice [Member] | Performance Shares Six [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr 13, 2011
Status	Conditional
Full control	No
Number of shares at grant date	88,732
Fair value at grant date	€ 28.29	[1]
Vesting date	Apr 13, 2014
Number of shares at vesting date
E. Meurice [Member] | Performance Shares One [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 1, 2010
Status	Conditional
Full control	No
Number of shares at grant date	88,732
Fair value at grant date	€ 22.93	[1]
Vesting date	Feb 1, 2013
Number of shares at vesting date
E. Meurice [Member] | Performance Shares Two [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 2, 2009
Status	Conditional
Full control	No
Number of shares at grant date	57,002
Fair value at grant date	€ 13.05	[1]
Vesting date	Feb 2, 2012
Number of shares at vesting date
E. Meurice [Member] | Performance Shares Three [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 4, 2008
Status	Unconditional
Full control	No
Number of shares at grant date	57,002
Fair value at grant date	€ 18.18	[1]
Vesting date	Feb 4, 2011
Number of shares at vesting date	48,859
E. Meurice [Member] | Performance Shares Four [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jan 17, 2007
Status	Unconditional
Full control	No
Number of shares at grant date	66,338
Fair value at grant date	€ 20.39	[1]
Vesting date	Jan 17, 2010
Number of shares at vesting date	51,807
E. Meurice [Member] | Performance Shares Five [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jan 18, 2006
Status	Unconditional
Full control	Yes
Number of shares at grant date	72,136
Fair value at grant date	€ 17.9	[1]
Vesting date	Jan 18, 2009
Number of shares at vesting date	72,136
P.T.F.M. Wennink [Member] | Performance Shares Six [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr 13, 2011
Status	Conditional
Full control	No
Number of shares at grant date	54,974
Fair value at grant date	€ 28.29	[1]
Vesting date	Apr 13, 2014
Number of shares at vesting date
P.T.F.M. Wennink [Member] | Performance Shares One [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 1, 2010
Status	Conditional
Full control	No
Number of shares at grant date	54,974
Fair value at grant date	€ 22.93	[1]
Vesting date	Feb 1, 2013
Number of shares at vesting date
P.T.F.M. Wennink [Member] | Performance Shares Two [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 2, 2009
Status	Conditional
Full control	No
Number of shares at grant date	35,287
Fair value at grant date	€ 13.05	[1]
Vesting date	Feb 2, 2012
Number of shares at vesting date
P.T.F.M. Wennink [Member] | Performance Shares Three [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 4, 2008
Status	Unonditional
Full control	No
Number of shares at grant date	35,287
Fair value at grant date	€ 18.18	[1]
Vesting date	Feb 4, 2011
Number of shares at vesting date	30,246
P.T.F.M. Wennink [Member] | Performance Shares Four [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jan 17, 2007
Status	Unconditional
Full control	No
Number of shares at grant date	41,111
Fair value at grant date	€ 20.39	[1]
Vesting date	Jan 17, 2010
Number of shares at vesting date	32,106
P.T.F.M. Wennink [Member] | Performance Shares Five [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jan 18, 2006
Status	Unconditional
Full control	Yes
Number of shares at grant date	45,905
Fair value at grant date	€ 17.9	[1]
Vesting date	Jan 18, 2009
Number of shares at vesting date	45,905
M.A. van den Brink [Member] | Performance Shares Six [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr 13, 2011
Status	Conditional
Full control	No
Number of shares at grant date	58,256
Fair value at grant date	€ 28.29	[1]
Vesting date	Apr 13, 2014
Number of shares at vesting date
M.A. van den Brink [Member] | Performance Shares One [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 1, 2010
Status	Conditional
Full control	No
Number of shares at grant date	58,256
Fair value at grant date	€ 22.93	[1]
Vesting date	Feb 1, 2013
Number of shares at vesting date
M.A. van den Brink [Member] | Performance Shares Two [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 2, 2009
Status	Conditional
Full control	No
Number of shares at grant date	37,458
Fair value at grant date	€ 13.05	[1]
Vesting date	Feb 2, 2012
Number of shares at vesting date
M.A. van den Brink [Member] | Performance Shares Three [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 4, 2008
Status	Unconditional
Full control	No
Number of shares at grant date	37,458
Fair value at grant date	€ 18.18	[1]
Vesting date	Feb 4, 2011
Number of shares at vesting date	32,107
M.A. van den Brink [Member] | Performance Shares Four [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jan 17, 2007
Status	Unconditional
Full control	No
Number of shares at grant date	42,980
Fair value at grant date	€ 20.39	[1]
Vesting date	Jan 17, 2010
Number of shares at vesting date	33,565
M.A. van den Brink [Member] | Performance Shares Five [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jan 18, 2006
Status	Unconditional
Full control	Yes
Number of shares at grant date	48,241
Fair value at grant date	€ 17.9	[1]
Vesting date	Jan 18, 2009
Number of shares at vesting date	48,241
F.J. van Hout [Member] | Performance Shares Six [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr 13, 2011	[2]
Status	Conditional	[2]
Full control	No	[2]
Number of shares at grant date	48,293	[2]
Fair value at grant date	€ 28.29	[1],[2]
Vesting date	Apr 13, 2014	[2]
Number of shares at vesting date		[2]
F.J. van Hout [Member] | Performance Shares One [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 1, 2010	[2]
Status	Conditional	[2]
Full control	No	[2]
Number of shares at grant date	48,293	[2]
Fair value at grant date	€ 22.93	[1],[2]
Vesting date	Feb 1, 2013	[2]
Number of shares at vesting date		[2]
F.J. van Hout [Member] | Performance Shares Two [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 2, 2009	[2]
Status	Conditional	[2]
Full control	No	[2]
Number of shares at grant date	31,021	[2]
Fair value at grant date	€ 13.05	[1],[2]
Vesting date	Feb 2, 2012	[2]
Number of shares at vesting date		[2]
F.J. van Hout [Member] | Performance Shares Three [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jul 18, 2008	[2]
Status	Unconditional	[2]
Full control	Yes	[2]
Number of shares at grant date	4,000	[2]
Fair value at grant date	€ 17.2	[1],[2]
Vesting date	Jul 18, 2011	[2]
Number of shares at vesting date	4,000	[2]
F.J.M. Schneider Maunoury [Member] | Performance Shares Six [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr 13, 2011
Status	Conditional
Full control	No
Number of shares at grant date	46,886
Fair value at grant date	€ 28.29	[1]
Vesting date	Apr 13, 2014
Number of shares at vesting date
F.J.M. Schneider Maunoury [Member] | Performance Shares One [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 1, 2010
Status	Conditional
Full control	No
Number of shares at grant date	46,886
Fair value at grant date	€ 22.93	[1]
Vesting date	Feb 1, 2013
Number of shares at vesting date

[1]	The fair value of the shares as of the grant date.
[2]	The shares granted to Mr. Van Hout on and before October 17, 2008, relate to his pre-Board of Management period at ASML. No lock-up period is applicable for the shares granted to Mr. Van Hout in his pre-Board of Management period.

Board of Management and Supervisory Board Remuneration (Details 3) (EUR €)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Supervisory Board remuneration
Supervisory Board remuneration	€ 567,125		€ 522,500
Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	428,750		395,000
Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	35,000		35,000
Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	27,250		25,000
Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	27,250		25,000
Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	35,125		32,500
Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	13,750	[1],[2]	10,000	[1]
Arthur P. M. van der Poel [Member]
Supervisory Board remuneration
Supervisory Board remuneration	88,250		80,000
Arthur P. M. van der Poel [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	62,500		55,000
Arthur P. M. van der Poel [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	10,000		10,000
Arthur P. M. van der Poel [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Arthur P. M. van der Poel [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	7,875		7,500
Arthur P. M. van der Poel [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	7,875		7,500
Arthur P. M. van der Poel [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0	[1],[2]	0	[1]
Jos W.B. Westerburgen [Member]
Supervisory Board remuneration
Supervisory Board remuneration	66,750		60,000
Jos W.B. Westerburgen [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	43,750		40,000
Jos W.B. Westerburgen [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Jos W.B. Westerburgen [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	11,500		10,000
Jos W.B. Westerburgen [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	11,500		10,000
Jos W.B. Westerburgen [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Jos W.B. Westerburgen [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0	[1],[2]	0	[1]
OB Bilous [Member]
Supervisory Board remuneration
Supervisory Board remuneration	99,500		95,000
OB Bilous [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	73,750		70,000
OB Bilous [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
OB Bilous [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
OB Bilous [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	7,875		7,500
OB Bilous [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	7,875		7,500
OB Bilous [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	10,000	[1],[2]	10,000	[1]
Frits W. Frohlich [Member]
Supervisory Board remuneration
Supervisory Board remuneration	62,500		55,000
Frits W. Frohlich [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	43,750		40,000
Frits W. Frohlich [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	15,000		15,000
Frits W. Frohlich [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Frits W. Frohlich [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Frits W. Frohlich [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Frits W. Frohlich [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	3,750	[1],[2]	0	[1]
Hendrika (Ieke) C.J. van den Burg [Member]
Supervisory Board remuneration
Supervisory Board remuneration	51,625		47,500
Hendrika (Ieke) C.J. van den Burg [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	43,750		40,000
Hendrika (Ieke) C.J. van den Burg [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Hendrika (Ieke) C.J. van den Burg [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	7,875		7,500
Hendrika (Ieke) C.J. van den Burg [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Hendrika (Ieke) C.J. van den Burg [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Hendrika (Ieke) C.J. van den Burg [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0	[1],[2]	0	[1]
William T. Siegle [Member]
Supervisory Board remuneration
Supervisory Board remuneration	85,250		80,000
William T. Siegle [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	73,750		70,000
William T. Siegle [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
William T. Siegle [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
William T. Siegle [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
William T. Siegle [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	11,500		10,000
William T. Siegle [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0	[1],[2]	0	[1]
Pauline F. M. van der Meer Mohr [Member]
Supervisory Board remuneration
Supervisory Board remuneration	51,625		47,500
Pauline F. M. van der Meer Mohr [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	43,750		40,000
Pauline F. M. van der Meer Mohr [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Pauline F. M. van der Meer Mohr [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	7,875		7,500
Pauline F. M. van der Meer Mohr [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Pauline F. M. van der Meer Mohr [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Pauline F. M. van der Meer Mohr [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0	[1],[2]	0	[1]
Wolfgang H. Ziebart [Member]
Supervisory Board remuneration
Supervisory Board remuneration	61,625		57,500
Wolfgang H. Ziebart [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	43,750		40,000
Wolfgang H. Ziebart [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	10,000		10,000
Wolfgang H. Ziebart [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Wolfgang H. Ziebart [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Wolfgang H. Ziebart [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	7,875		7,500
Wolfgang H. Ziebart [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	€ 0	[1],[2]	€ 0	[1]

[1]	To compensate for certain obligations ASML has towards the U.S. government as a result of the its acquisition of Silicon Valley Group in 2001, one U.S. member receives an additional EUR 10,000 to fulfill these obligations.
[2]	In addition to the annual (fixed) fee, the Vice-Chairman of the Supervisory Board receives EUR 5,000 to fulfill this role. As the adjustment of the supervisory Board's remuneration became effective as per April 1, 2011, the Vice-Chairman fee paid over the financial year 2011 amounted to EUR 3,750.

Board of Management and Supervisory Board Remuneration (Details Textual) (EUR €)	3 Months Ended		12 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 Short Term Incentive Plan [Member] Performance_Criteria	Dec. 31, 2011 Long Term Incentive Plan [Member]	Dec. 31, 2011 Other Members of Board of Management [Member] Short Term Incentive Plan [Member]	Dec. 31, 2011 Frits W. Frohlich [Member]	Dec. 31, 2011 Chief Executive Officer [Member] Short Term Incentive Plan [Member]	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 P.T.F.M. Wennink [Member]	Dec. 31, 2010 P.T.F.M. Wennink [Member]	Dec. 31, 2011 M.A. van den Brink [Member]	Dec. 31, 2010 M.A. van den Brink [Member]	Dec. 31, 2011 F.J. van Hout [Member]	Dec. 31, 2011 F.J.M. Schneider Maunoury [Member]	Dec. 31, 2011 Vice Chairman [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Lock up period shares Board of Management			2 years
Number of performance criteria for short term incentive plan				6
Payout level based on performance evaluation				99.40%
Weighting of the five quantitative criteria				80.00%
Weighting of sixth performance criteria based on qualitative objectives				20.00%
On target level performance related to short term incentive as percentage of base salary						60.00%		75.00%
Maximum value of performance shares award to Board of Management as a percentage of base salary			146.25%
Measurement period long term incentive			three calendar years
Percentage target ROAIC position compare to peer group, weighted					80.00%
Qualitative target to keep performing high standards, weighted					20.00%
Fixed period for performance shares to be awarded					2 years
On target level of performance related long term incentive as percentage of the base salary					80.00%
Amount of adjustment in board of management performance share									€ (148,040)	€ (296,287)	€ (91,645)	€ (183,612)	€ (97,281)	€ (191,972)
Additional remuneration vice chairman supervisory board							3,750										5,000
Period for appointments of members of board of management									4 years		indefinite		indefinite		4 years	4 years
Reappointment period of members of board of management									4 years						4 years	4 years
Board of Management and Supervisory Board Remuneration (Textual) [Abstract]
Cumulative income from operations required to pay out STI	100,000,000	100,000,000
Period for retention of options by Board of Management			2 years
Net cost allowance paid to member's of Supervisory Board, except Chairman of the Supervisory Board			1,800
Net cost allowance paid to Chairman of the Supervisory Board			2,400
Period for notice of termination from the date on which change of control occurs			12 months
Additional compensation for one U.S. member to fulfill certain obligations towards the U.S. government			€ 10,000
Period in which cost of shares awards are charged to the consolidated statement of operations			3 years
Percent of employee contribution in pension plan of pension base			4.00%

Selected operating expenses and additional information (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Person	Dec. 31, 2010 Person	Dec. 31, 2009 Person
Personnel expenses for all payroll employees
Wages and salaries	€ 648,869	€ 551,683	€ 436,888
Social security expenses	52,550	42,468	38,533
Pension and retirement expenses	45,947	40,593	39,825
Share-based payments	12,430	12,109	13,394
Personnel expenses	€ 759,796	€ 646,853	€ 528,640
Total number of payroll and temporary personnel employed in FTEs per sector
Total employees (in FTEs)	9,890	9,245	7,685
Less: Temporary employees (in FTEs)	1,935	2,061	1,137
Payroll employees (in FTEs)	7,955	7,184	6,548
Selected operating expenses and additional information (Textual) [Abstract]
Average number of payroll employees employed (in FTEs)	7,627	6,785	6,624
NETHERLANDS
Selected operating expenses and additional information (Textual) [Abstract]
Average number of payroll employees employed (in FTEs)	4,313	3,805	3,601
Customer Support [Member]
Total number of payroll and temporary personnel employed in FTEs per sector
Total employees (in FTEs)	2,478	2,236	1,910
SG&A [Member]
Total number of payroll and temporary personnel employed in FTEs per sector
Total employees (in FTEs)	723	727	679
Industrial Engineering [Member]
Total number of payroll and temporary personnel employed in FTEs per sector
Total employees (in FTEs)	420	398	277
Manufacturing & Logistics [Member]
Total number of payroll and temporary personnel employed in FTEs per sector
Total employees (in FTEs)	2,852	2,659	2,006
R&D [Member]
Total number of payroll and temporary personnel employed in FTEs per sector
Total employees (in FTEs)	3,417	3,225	2,813

Research and development costs (Details) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Research and development costs (Textual) [Abstract]
Research and Development credits as included in Research and Development costs	€ 25.1	€ 29.5	€ 28.1

Interest income and expense (Details) (EUR €)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Interest Income (Expense), Net [Abstract]
Interest income	€ 41,156,000	[1]	€ 15,125,000	€ 42,766,000
Interest income on cash pools	6,800,000		3,600,000	27,900,000
Interest expense on cash pools	€ 6,800,000		€ 3,600,000	€ 27,900,000

[1]	As of January 1, 2011, ASML adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 of the consolidated financial statements.

Capital Stock (Details) (EUR €)	12 Months Ended
	Dec. 31, 2011	Apr. 20, 2011	Dec. 31, 2010
Capital Stock (Textual) [Abstract]
Maximum Shares Authorized for issuance as percentage of Issued Share capital		5.00%
Additional maximum Shares Authorized for issuance on business acquisitions and mergers percentage of Issued Share capital		5.00%
Percentage of issued share capital right to issue shares by board of management	10.00%
Repurchase program agreement	Up to a maximum of three times 10.0 percent of the Company’s issued share capital as of the date of authorization
Maximum ordinary shares authorized for issuance	10.00%
Maximum Market price for repurchase of ordinary shares as a percentage based on market price	110.00%
Cumulative Preference Shares, nominal value	€ 0.09	€ 0.09	€ 0.02
Period in which the company to repurchase or cancel cumulative preference shares	20 months
Period for granting authority to Board of management to issue shares and options	18 months
Dividend declared per ordinary shares of EUR	€ 0.46
Ordinary Shares, nominal value	€ 0.09		€ 0.09
Cumulative Preference Shares, authorized (actual number of shares)	700,000,000		3,150,005,000

Purchases of Equity Securities by the Issuer and Affiliated Purchasers (Details) (EUR €)	0 Months Ended	1 Months Ended																							12 Months Ended
	Jan. 31, 2011	Jan. 31, 2012	Dec. 31, 2011		Nov. 30, 2011		Oct. 31, 2011		Sep. 30, 2011		Aug. 31, 2011		Jul. 29, 2011		Jun. 30, 2011		May 31, 2011		Apr. 30, 2011		Mar. 31, 2011		Feb. 28, 2011		Dec. 31, 2011	Apr. 20, 2011 Share Program 2006 & 2007 [Member]
Summary of shares repurchased
Total number of shares purchased	78,975		970,263		1,649,792		1,440,646		2,887,514		2,907,848		2,245,788		1,677,557		4,814,924		2,413,449		2,988,801		1,599,019		25,674,576
Average price paid per share (EUR)	€ 29.13		€ 30.54		€ 29.01		€ 27.53		€ 25.46		€ 23.59		€ 25.5		€ 25.2		€ 27.26		€ 27.68		€ 30.33		€ 31.42		€ 27.26
Total number of shares purchased as a part of publicly announced plans or programs	78,975		25,674,576		24,704,313		23,054,521		21,613,875		18,726,361		15,818,513		13,572,725		11,895,168		7,080,244		4,666,795		1,677,994
Maximum value of shares that may yet be purchased under the plans or programs	€ 997,699,182 [1]		€ 300,000,025	[1]	€ 329,630,685	[1]	€ 377,488,352	[1]	€ 417,147,453	[1]	€ 490,649,449	[1]	€ 559,238,654	[1]	€ 616,498,695	[1]	€ 658,770,101	[1]	€ 790,017,324	[1]	€ 856,819,199	[1]	€ 947,457,186	[1]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum shares authorized for repurchase as percentage of total issued capital																										10.00%
Purchases of Equity Securities by the Issuer and Affiliated Purchasers (Textual)
Repurchase program agreement, maximum percentage authorized to buy back																									Up to a maximum of three times 10.0 percent of the Company’s issued share capital as of the date of authorization
Value of shares repurchased during the period																									700,000,000
Value of stock intended to be repurchased		€ 1,130,000,000																							€ 1,000,000,000
Purchases of treasury stock , shares																									25,674,576
Number of shares repurchased and cancelled																									13,185,305

[1]	This table reflects the situation as at December 31, 2011. Subsequently, on January 18, 2012, the Company announced to increase the size of the program to a maximum amount of EUR 1,130 million.

Related Party Transactions (Details) (EUR €) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Person
Related Party Transactions (Textual) [Abstract]
Period of subordinated loan	14 years
Subordinated loan	€ 5
Number of members in supervisory board of related party	2